UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number  811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz      290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

Date of fiscal year end: October 31, 2010

Date of reporting period: November 1, 2009 through April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - April 30, 2010

EQUITY SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10
Actual	$1,000.00	$1,172.80	$5.66
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2010 (unaudited)

2

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.8%

Consumer Discretionary - 17.0%
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	541,870	$22,595,979
International Game Technology	584,980	12,331,378

		34,927,357

Media - 7.7%
Discovery Communications, Inc. - Class A*	503,520	19,486,224
Time Warner, Inc.	656,070	21,702,796
The Walt Disney Co.	1,237,350	45,583,974
The Washington Post Co. - Class B	37,550	19,043,858

		105,816,852

Multiline Retail - 2.3%
Kohl’s Corp.*	278,650	15,322,964
Nordstrom, Inc.	397,810	16,441,487

		31,764,451

Specialty Retail - 4.4%
Dick’s Sporting Goods, Inc.*	659,510	19,198,336
The Home Depot, Inc.	320,210	11,287,403
Lowe’s Companies, Inc.	416,510	11,295,751
The Sherwin-Williams Co.	243,200	18,986,624

		60,768,114

Total Consumer Discretionary		233,276,774

Consumer Staples - 6.1%
Food & Staples Retailing - 2.2%
The Kroger Co.	763,200	16,965,936
Safeway, Inc.	593,090	13,996,924

		30,962,860

Food Products - 3.9%
Dean Foods Co.*	1,169,590	18,362,563
General Mills, Inc.	153,160	10,901,929
H.J. Heinz Co.	297,460	13,941,950
Kellogg Co.	183,600	10,086,984

		53,293,426

Total Consumer Staples		84,256,286

Energy - 6.8%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	554,640	27,598,886
Weatherford International Ltd. (Switzerland)*	1,710,960	30,985,486

		58,584,372

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 2.5%
Hess Corp.	543,220	$34,521,631

Total Energy		93,106,003

Financials - 9.3%
Capital Markets - 5.5%
The Bank of New York Mellon Corp.[1]	1,099,300	34,221,209
Federated Investors, Inc. - Class B	1,035,840	24,984,461
Northern Trust Corp.	304,130	16,721,067

		75,926,737

Consumer Finance - 1.8%
American Express Co.	526,930	24,302,012

Insurance - 2.0%
The Progressive Corp.	1,399,770	28,121,379

Total Financials		128,350,128

Health Care - 18.2%
Biotechnology - 2.0%
Genzyme Corp.*	520,800	27,727,392

Health Care Equipment & Supplies - 7.8%
Becton, Dickinson and Co.	421,599	32,197,516
Boston Scientific Corp.*	3,077,180	21,170,998
Gen-Probe, Inc.*	516,970	24,499,208
Inverness Medical Innovations, Inc.*	738,410	29,373,950

		107,241,672

Health Care Providers & Services - 1.1%
Quest Diagnostics, Inc.	272,910	15,599,535

Health Care Technology - 2.5%
Cerner Corp.*	179,190	15,215,023
Eclipsys Corp.*	944,650	19,535,362

		34,750,385

Life Sciences Tools & Services - 2.4%
PerkinElmer, Inc.	431,820	10,817,091
Thermo Fisher Scientific, Inc.*	396,210	21,902,489

		32,719,580

Pharmaceuticals - 2.4%
Johnson & Johnson	502,680	32,322,324

Total Health Care		250,360,888

Industrials - 10.7%
Aerospace & Defense - 1.4%
The Boeing Co.	266,030	19,268,553

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 3.6%
FedEx Corp.	187,020	$16,833,670
United Parcel Service, Inc. - Class B	474,430	32,802,090

		49,635,760

Airlines - 2.2%
Southwest Airlines Co.	2,285,640	30,124,735

Commercial Services & Supplies - 1.2%
Waste Management, Inc.	477,030	16,543,401

Machinery - 1.1%
Pall Corp.	405,040	15,792,510

Road & Rail - 1.2%
Heartland Express, Inc.	362,670	5,998,562
J.B. Hunt Transport Services, Inc.	271,870	10,021,128

		16,019,690

Total Industrials		147,384,649

Information Technology - 22.9%
Communications Equipment - 4.5%
Cisco Systems, Inc.*	1,558,130	41,944,860
Juniper Networks, Inc.*	343,760	9,766,222
QUALCOMM, Inc.	245,490	9,510,282

		61,221,364

Computers & Peripherals - 2.5%
EMC Corp.*	1,818,400	34,567,784

Internet Software & Services - 3.7%
Google, Inc. - Class A*	96,590	50,752,249

IT Services - 4.8%
Automatic Data Processing, Inc.	462,370	20,048,363
Paychex, Inc.	583,400	17,852,040
The Western Union Co.	1,516,410	27,674,483

		65,574,886

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp.	247,460	8,428,487

Software - 6.8%
Autodesk, Inc.*	1,119,160	38,062,632
Electronic Arts, Inc.*	1,427,470	27,650,094
Microsoft Corp.	915,430	27,957,232

		93,669,958

Total Information Technology		314,214,728

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials - 3.0%
Chemicals - 2.1%
Monsanto Co.	456,060	$28,759,143

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	122,460	11,741,465

Total Materials		40,500,608

Telecommunication Services - 2.8%
Wireless Telecommunication Services - 2.8%
American Tower Corp. - Class A*	318,750	13,008,188
Crown Castle International Corp.*	655,620	24,815,217

Total Telecommunication Services		37,823,405

TOTAL COMMON STOCKS
(Identified Cost $1,106,502,679)		1,329,273,469

SHORT-TERM INVESTMENTS - 4.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.09%
(Identified Cost $63,965,683)	63,965,683	63,965,683

TOTAL INVESTMENTS - 101.5%
(Identified Cost $1,170,468,362)		1,393,239,152
LIABILITIES, LESS OTHER ASSETS - (1.5%)		(20,288,249)

NET ASSETS - 100%		$1,372,950,903

*Non-income producing security

1The Bank of New York Mellon Corp. is the Series’ custodian.

2Rate shown is the current yield as of April 30, 2010.

The accompanying notes are an integral part of the financial statements.	6

Statement of Assets and Liabilities (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $1,170,468,362) (Note 2)	$1,393,239,152
Receivable for fund shares sold	3,120,814
Dividends receivable	595,821

TOTAL ASSETS	1,396,955,787

LIABILITIES:

Accrued management fees (Note 3)	1,092,388
Accrued transfer agent fees (Note 3)	60,507
Accrued fund accounting and administration fees (Note 3)	17,370
Accrued Chief Compliance Officer service fees (Note 3)	667
Payable for securities purchased	21,578,248
Payable for fund shares repurchased	1,236,430
Other payables and accrued expenses	19,274

TOTAL LIABILITIES	24,004,884

TOTAL NET ASSETS	$1,372,950,903

NET ASSETS CONSIST OF:

Capital stock	$753,465
Additional paid-in-capital	1,221,139,205
Undistributed net investment income	993,659
Accumulated net realized loss on investments	(72,706,216)
Net unrealized appreciation on investments	222,770,790

TOTAL NET ASSETS	$1,372,950,903

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A
($1,372,950,903/75,346,464 shares)	$18.22

7	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Dividends	$7,435,488
Interest	4,961

Total Investment Income	7,440,449

EXPENSES:

Management fees (Note 3)	5,885,046
Transfer agent fees (Note 3)	206,115
Fund accounting and administration fees (Note 3)	99,658
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,700
Custodian fees	24,974
Miscellaneous	80,034

Total Expenses	6,303,900
Less reduction of expenses (Note 3)	(124,602)

Net Expenses	6,179,298

NET INVESTMENT INCOME	1,261,151

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	24,844,665
Net change in unrealized appreciation on investments	158,205,645

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	183,050,310

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,311,461

The accompanying notes are an integral part of the financial statements.	8

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,261,151	$1,741,459
Net realized gain (loss) on investments	24,844,665	(59,388,937)
Net change in unrealized appreciation on investments	158,205,645	195,678,137

Net increase from operations	184,311,461	138,030,659

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,082,233)	(2,526,440)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	186,678,589	365,955,855

Net increase in net assets	369,907,817	501,460,074

NET ASSETS:

Beginning of period	1,003,043,086	501,583,012

End of period (including undistributed net investment income of $993,659 and $814,741, respectively)	$1,372,950,903	$1,003,043,086

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/10		For the Years Ended
	(unaudited)	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.55	$13.34	$21.43	$19.19	$17.24	$15.63

Income (loss) from investment operations:
Net investment income (loss)	0.02[1]	0.04 [1]	0.07	0.06	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	2.67	2.24	(7.35)	2.65	3.25	2.45

Total from investment operations	2.69	2.28	(7.28)	2.71	3.29	2.44

Less distributions to shareholders:
From net investment income	(0.02)	(0.07)	(0.07)	(0.05)	—	—
From net realized gain on investments	—	—	(0.74)	(0.42)	(1.34)	(0.83)

Total distributions to shareholders	(0.02)	(0.07)	(0.81)	(0.47)	(1.34)	(0.83)

Net asset value - End of period	$18.22	$15.55	$13.34	$21.43	$19.19	$17.24

Net assets - End of period
(000’s omitted)	$1,372,951	$1,003,043	$501,583	$191,026	$8,310	$2,714

Total return[2]	17.28%	17.23%	(35.09% )	14.37%	20.36%	16.05%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.21%[3]	0.26%	0.56%	0.45%	0.35%	(0.04%)
Portfolio turnover	20%	50%	63%	44%	55%	57%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.02%[3]	0.06%	0.06%	0.11%	1.24%	2.33%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.	10

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$1,329,273,469	$1,329,273,469	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	63,965,683	63,965,683	—	—
Other financial instruments**	—	—	—	—

Total	$1,393,239,152	$1,393,239,152	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of April 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or April 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of April 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2006 through October 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least February 28, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $123,843 for the six months ended April 30, 2010, which is included as a reduction of expenses on the Statement of Operations. The Advisor voluntarily waived additional fees of $759 for the six months ended April 30, 2010, which is also included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services through November 7, 2009, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense. Prior to October 12, 2009 (for sub-accountant) and November 9, 2009 (for sub-transfer agent), the Advisor had and agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi served as sub-accountant and sub-transfer agent.

The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent, respectively. Effective November 7, 2009 under the amended master services agreement, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”), which serves as the Series’ sub-accountant services agent and sub-transfer agent, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), the Series’ custodian. Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale is expected to close in the third quarter of 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $417,336,551 and $227,707,632, respectively. There were no purchases or sales of U. S. Government securities.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Equity Series were:

	For the Six Months		For the Year
	Ended 4/30/10		Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	18,697,959	$320,637,949	45,553,334	$605,942,070
Reinvested	26,609	443,305	81,554	954,994
Repurchased	(7,863,278)	(134,402,665)	(18,762,919)	(240,941,209)

Total	10,861,290	$186,678,589	26,871,969	$365,955,855

At April 30, 2010, the retirement plan of the Advisor and its affiliates owned 184,525 shares of the Series (0.2% of shares outstanding) valued at $3,362,041.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of net investment income or gains and losses, including losses deferred due to wash sales. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value.Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2009 were as follows:

Ordinary income	$2,526,440

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At October 31, 2009, the Series had a capital loss carryover of $79,507,620, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$36,496,456	October 31, 2016
$43,011,164	October 31, 2017

At April 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,186,234,338
Unrealized appreciation	$ 237,909,376
Unrealized depreciation	(30,904,562)

Net unrealized appreciation	$ 207,004,814

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

16

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on December 7, 2009, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2009 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 23 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle periods relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 13 of the 26 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

17

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

MNEQY-04/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - April 30, 2010

TAX MANAGED SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10
Actual	$1,000.00	$1,159.50	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2010 (unaudited)

2

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.0%

Consumer Discretionary - 13.5%
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW) (Germany)	6,760	$334,193

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	12,560	523,752
International Game Technology	13,560	285,845

		809,597

Media - 7.6%
Discovery Communications, Inc. - Class A*	13,240	512,388
Reed Elsevier plc (United Kingdom)	52,560	413,760
Time Warner, Inc.	17,530	579,892
The Walt Disney Co.	29,030	1,069,465
The Washington Post Co. - Class B	1,010	512,232

		3,087,737

Specialty Retail - 3.1%
Dick’s Sporting Goods, Inc.*	17,310	503,894
The Home Depot, Inc.	3,520	124,080
Lowe’s Companies, Inc.	5,430	147,262
The Sherwin-Williams Co.	6,150	480,130

		1,255,366

Total Consumer Discretionary		5,486,893

Consumer Staples - 7.4%
Food & Staples Retailing - 1.9%
The Kroger Co.	19,240	427,705
Safeway, Inc.	15,300	361,080

		788,785

Food Products - 5.5%
General Mills, Inc.	6,090	433,486
Kellogg Co.	8,150	447,761
Nestle S.A. (Switzerland)	15,860	778,889
Unilever plc - ADR (United Kingdom)	19,000	571,900

		2,232,036

Total Consumer Staples		3,020,821

Energy - 8.0%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	10,490	521,982
National Oilwell Varco, Inc.	2,752	121,171
Schlumberger Ltd.	9,060	647,065
Weatherford International Ltd. (Switzerland)*	34,540	625,519

		1,915,737

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp. (Canada)	12,760	$314,024
Hess Corp.	14,680	932,914
Uranium One, Inc. (Canada)*	29,880	75,597

		1,322,535

Total Energy		3,238,272

Financials - 10.4%
Capital Markets - 4.5%
The Bank of New York Mellon Corp.[1]	29,770	926,740
Federated Investors, Inc. - Class B	17,430	420,411
Northern Trust Corp.	8,360	459,633

		1,806,784

Commercial Banks - 1.1%
HSBC Holdings plc (United Kingdom)	44,630	456,154

Consumer Finance - 2.1%
American Express Co.	18,390	848,147

Diversified Financial Services - 1.1%
Deutsche Boerse AG (Germany)	5,620	438,041

Insurance - 1.6%
The Progressive Corp.	33,300	668,997

Total Financials		4,218,123

Health Care - 15.5%
Biotechnology - 1.8%
Genzyme Corp.*	10,520	560,085
Grifols S.A. (Spain)	15,090	191,875

		751,960

Health Care Equipment & Supplies - 6.3%
Becton, Dickinson and Co.	11,020	841,597
Boston Scientific Corp.*	80,800	555,904
Gen-Probe, Inc.*	8,600	407,554
Inverness Medical Innovations, Inc.*	19,350	769,743

		2,574,798

Health Care Providers & Services - 1.0%
Quest Diagnostics, Inc.	7,170	409,837

Health Care Technology - 1.2%
Cerner Corp.*	5,570	472,949

Life Sciences Tools & Services - 2.6%
Lonza Group AG (Switzerland)	2,430	190,805
PerkinElmer, Inc.	11,080	277,554

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.*	10,570	$584,310

		1,052,669

Pharmaceuticals - 2.6%
Johnson & Johnson	12,700	816,610
Novartis AG - ADR (Switzerland)	4,430	225,265

		1,041,875

Total Health Care		6,304,088

Industrials - 13.4%
Aerospace & Defense - 1.1%
The Boeing Co.	6,410	464,276

Air Freight & Logistics - 2.9%
FedEx Corp.	4,690	422,147
United Parcel Service, Inc. - Class B	10,700	739,798

		1,161,945

Airlines - 4.2%
Ryanair Holdings plc - ADR (Ireland)*	16,750	471,680
Southwest Airlines Co.	94,640	1,247,355

		1,719,035

Commercial Services & Supplies - 1.1%
Waste Management, Inc.	12,640	438,355

Machinery - 1.3%
Pall Corp.	13,630	531,434

Professional Services - 1.8%
Adecco S.A. (Switzerland)	12,320	726,962

Road & Rail - 1.0%
Heartland Express, Inc.	8,360	138,274
J.B. Hunt Transport Services, Inc.	3,030	111,686
Knight Transportation, Inc.	6,460	137,534

		387,494

Total Industrials		5,429,501

Information Technology - 21.1%
Communications Equipment - 3.3%
Cisco Systems, Inc.*	31,750	854,710
Juniper Networks, Inc.*	8,360	237,507
QUALCOMM, Inc.	6,570	254,522

		1,346,739

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Computers & Peripherals - 2.1%
EMC Corp.*	45,920	$872,939

Internet Software & Services - 3.2%
Google, Inc. - Class A*	2,440	1,282,074

IT Services - 5.8%
Accenture plc - Class A (Ireland)	10,850	473,494
Automatic Data Processing, Inc.	12,350	535,496
Paychex, Inc.	19,500	596,700
The Western Union Co.	40,430	737,848

		2,343,538

Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp. (Japan)	7,500	195,694
KLA-Tencor Corp.	6,690	227,861
Lam Research Corp.*	4,130	167,472
Tokyo Electron Ltd. (Japan)	2,800	185,107

		776,134

Software - 4.8%
Autodesk, Inc.*	18,200	618,982
Microsoft Corp.	12,820	391,523
Salesforce.com, Inc.*	4,510	386,056
SAP AG - ADR (Germany)	11,510	546,149

		1,942,710

Total Information Technology		8,564,134

Materials - 3.0%
Chemicals - 2.2%
Monsanto Co.	14,500	914,370

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	3,200	306,816

Total Materials		1,221,186

Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
American Tower Corp. - Class A*	5,120	208,947
Crown Castle International Corp.*	12,340	467,069

Total Telecommunication Services		676,016

TOTAL COMMON STOCKS
(Identified Cost $31,199,939)		38,159,034

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 6.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.09%
(Identified Cost $2,639,452)	2,639,452	$2,639,452

TOTAL INVESTMENTS - 100.5%
(Identified Cost $33,839,391)		40,798,486
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(193,404)

NET ASSETS - 100%		$40,605,082

ADR - American Depository Receipt

*Non-income producing security

1The Bank of New York Mellon Corp. is the Series’ custodian.

2Rate shown is the current yield as of April 30, 2010.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $33,839,391) (Note 2)	$40,798,486
Cash	120
Receivable for fund shares sold	394,104
Receivable for securities sold	246,334
Dividends receivable	35,649
Foreign tax reclaims receivable	16,495

TOTAL ASSETS	41,491,188

LIABILITIES:

Accrued management fees (Note 3)	26,733
Accrued fund accounting and administration fees (Note 3)	2,093
Accrued Chief Compliance Officer service fees (Note 3)	667
Accrued transfer agent fees (Note 3)	594
Payable for securities purchased	804,931
Payable for fund shares repurchased	35,807
Other payables and accrued expenses	15,281

TOTAL LIABILITIES	886,106

TOTAL NET ASSETS	$40,605,082

NET ASSETS CONSIST OF:

Capital stock	$16,455
Additional paid-in-capital	37,588,646
Undistributed net investment income	44,223
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(4,003,674)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	6,959,432

TOTAL NET ASSETS	$40,605,082

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($40,605,082/1,645,542 shares)	$24.68

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $7,488)	$245,971
Interest	25

Total Investment Income	245,996

EXPENSES:

Management fees (Note 3)	163,732
Fund accounting and administration fees (Note 3)	16,354
Directors’ fees (Note 3)	6,373
Transfer agent fees (Note 3)	3,878
Chief Compliance Officer service fees (Note 3)	1,700
Audit fees	15,359
Registration and filing fees	10,201
Custodian fees	1,861
Miscellaneous	4,058

Total Expenses	223,516
Less reduction of expenses (Note 3)	(27,038)

Net Expenses	196,478

NET INVESTMENT INCOME	49,518

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	674,595
Foreign currency and translation of other assets and liabilities	(201)

674,394

Net change in unrealized appreciation (depreciation) on-
Investments	4,002,538
Foreign currency and translation of other assets and liabilities	(566)

4,001,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,676,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,725,884

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$49,518	$65,162
Net realized gain (loss) on investments and foreign currency	674,394	(1,837,316)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	4,001,972	6,428,424

Net increase from operations	4,725,884	4,656,270

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(50,092)	(99,078)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	6,670,415	9,171,810

Net increase in net assets	11,346,207	13,729,002

NET ASSETS:

Beginning of period	29,258,875	15,529,873

End of period (including undistributed net investment income of $44,223 and $44,797, respectively)	$40,605,082	$29,258,875

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six
	Months Ended
	4/30/10			For the Years Ended
	(unaudited)	10/31/09		10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.32	$18.26		$28.44	$27.01	$25.60	$23.51

Income (loss) from investment operations:
Net investment income	0.04[1]	0.06	[1]	0.12	0.08	0.13	0.06
Net realized and unrealized gain (loss) on investments	3.36	3.11		(9.42)	3.44	4.41	3.36

Total from investment operations	3.40	3.17		(9.30)	3.52	4.54	3.42

Less distributions to shareholders:
From net investment income	(0.04)	(0.11)		(0.09)	(0.14)	(0.06)	(0.02)
From net realized gain on investments	—	—		(0.79)	(1.95)	(3.07)	(1.31)

Total distributions to shareholders	(0.04)	(0.11)		(0.88)	(2.09)	(3.13)	(1.33)

Net asset value - End of period	$24.68	$21.32		$18.26	$28.44	$27.01	$25.60

Net assets - End of period
(000’s omitted)	$40,605	$29,259		$15,530	$25,695	$7,585	$6,886

Total return[2]	15.95%	17.57%		(33.62%)	13.65%	20.01%	14.96%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.20%[3]	1.20%		1.20%	1.20%	1.20%	1.20%
Net investment income	0.30%[3]	0.31%		0.44%	0.38%	0.54%	0.23%
Portfolio turnover	22%	48%		96%	65%	61%	68%

* The investment advisor did not impose all of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.17%[3]	0.24%		0.20%	0.25%	0.78%	0.82%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$38,159,034	$38,159,034	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	2,639,452	2,639,452	—	—
Other financial instruments**	—	—	—	—

Total	$40,798,486	$40,798,486	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of April 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or April 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of April 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2006 through October 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $26,280 for the six months ended April 30, 2010, which is included as a reduction of expenses on the Statement of Operations. The Advisor voluntarily waived additional fees of $758 for the six months ended April 30, 2010, which is also included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services through November 7, 2009, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense. Prior to October 12, 2009 (for sub-accountant) and November 9, 2009 (for sub-transfer agent), the Advisor had an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi served as the sub-accountant and sub-transfer agent.

The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing U.S. Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent, respectively. Effective November 7, 2009 under the amended master services agreement, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”), which serves as the Series’ sub-accountant services agent and sub-transfer agent, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), the Series’ custodian. Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale is expected to close in the third quarter of 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

15

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $12,042,090 and $7,061,019, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Tax Managed Series were:

	For the Six Months		For the Year
	Ended 4/30/10		Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	480,509	$11,498,562	691,302	$12,064,908
Reinvested	692	15,838	2,642	43,004
Repurchased	(207,986)	(4,843,985)	(172,173)	(2,936,102)

Total	273,215	$6,670,415	521,771	$9,171,810

At April 30, 2010, one omnibus account owned 1,028,955 shares of the Series (62.5% of shares outstanding) valued at $25,394,600. Investment activities of this shareholder may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing and recognition of net investment income or gains and losses, including losses deferred due to wash sales and foreign currency

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2009 were as follows:

Ordinary income	$99,078

At October 31, 2009, the Series had a capital loss carryover of $4,350,362, available to the extent allowed by tax law to offset future net capital gain, if any, will expire as follows:

Loss Carryover	Expiration Date
$2,580,370	October 31, 2016
$1,769,992	October 31, 2017

At April 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$34,071,324
Unrealized appreciation	$7,380,190
Unrealized depreciation	(653,028)

Net unrealized appreciation	$6,727,162

9.	SUBSEQUENT EVENTS

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

17

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on December 7, 2009, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2009 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 23 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle periods relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 13 of the 26 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

18

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

This Page Intentionally Left Blank

20

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21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in

Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNTAX-04/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - April 30, 2010

TARGET INCOME SERIES

TARGET 2010 SERIES

TARGET 2020 SERIES

TARGET 2030 SERIES

TARGET 2040 SERIES

TARGET 2050 SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period (November 1, 2009 to April 30, 2010).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10[1]	Annualized Expense Ratio[2]
Target Income
Actual (Class K)	$1,000.00	$1,055.90	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,054.90	$2.80	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,051.90	$5.34	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,056.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example (unaudited)

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10 [1]	Annualized Expense Ratio [2]
Target 2010
Actual (Class K)	$1,000.00	$1,082.40	$1.55	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,081.70	$2.84	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,078.60	$5.41	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,083.80	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10[1]	Annualized Expense Ratio[2]
Target 2020
Actual (Class K)	$1,000.00	$1,106.60	$1.57	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,105.00	$2.87	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,102.10	$5.47	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,107.90	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10[1]	Annualized Expense Ratio[2]
Target 2030
Actual (Class K)	$1,000.00	$1,129.70	$1.58	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,128.50	$2.90	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,125.10	$5.53	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,131.70	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example (unaudited)

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10[1]	Annualized Expense Ratio[2]
Target 2040
Actual (Class K)	$1,000.00	$1,150.10	$1.60	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,149.10	$2.93	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,147.00	$5.59	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,152.10	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10[1]	Annualized Expense Ratio[2]
Target 2050
Actual (Class K)	$1,000.00	$1,150.70	$1.60	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,150.20	$2.93	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,146.10	$5.59	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,152.00	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1 Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2 Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3 Assumes 5% annual return before expenses.

3

Portfolio Composition as of April 30, 2010 - Asset Allocation1 (unaudited)

Target Income

Cash, warrants, short-term investments, and other assets, less liabilities - 8.81%
Common Stocks and Preferred Stocks - 23.28%
U.S. Government Agencies - 26.37%
Foreign Government Bonds 0.06%
Asset-Backed Securities 0.03%
U.S. Treasury Notes[3] - 8.11%
U.S. Treasury Bonds[2] - 1.42%
Corporate Bonds - 31.34%
Mutual Funds - 0.58%

Target 2010

U.S. Government Agencies - 14.22%
Cash, warrants, short-term investments, and other assets, less liabilities - 4.51%
Foreign Government Bonds - 0.12%
Asset-Backed Securities - 0.04%
U.S. Treasury Notes[3] - 11.48%
U.S. Treasury Bonds[2] - 3.37%
Mutual Funds - 0.81%
Common Stocks and Preferred Stocks - 43.54%
Corporate Bonds - 21.91%

Target 2020

U.S. Government Agencies - 7.48%
Foreign Government Bonds - 0.12%
Asset-Backed Securities - 0.06%
U.S. Treasury Notes[3] - 12.64%
U.S. Treasury Bonds[2] - 2.56%
Mutual Funds - 1.04%
Corporate Bonds - 18.63%
Cash, warrants, short-term investments, and other assets, less liabilities - 4.22%
Common Stocks and Preferred Stocks - 53.25%

Target 2030

Foreign Government Bonds - 0.07%
U.S. Government Agencies - 5.15%
Asset-Backed Securities - 0.04%
U.S. Treasury Notes[3] - 8.36%
U.S. Treasury Bonds[2] - 1.57%
Mutual Funds - 0.67%
Corporate Bonds - 10.67%
Cash, warrants, short-term investments, and other assets, less liabilities - 3.60%
Common Stocks and Preferred Stocks - 69.87%

Target 2040

U.S. Government Agencies - 4.16%
U.S. Treasury Notes[3] - 1.56%
U.S. Treasury Bonds[2] - 0.38%
Mutual Funds - 0.03%
Cash, warrants, short-term investments, and liabilities, less other assets - 2.79%
Common Stocks and Preferred Stocks - 91.08%

Target 2050

U.S. Government Agencies - 4.16%
U.S. Treasury Notes[3] - 1.56%
U.S. Treasury Bonds[2] - 0.38%
Mutual Funds - 0.03%
Cash, warrants, short-term investments, and liabilities, less other assets - 2.79%
Common Stocks and Preferred Stocks - 91.08%

1 As a percentage of net assets of the underlying investment(s) for each Series.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4

Statements of Assets and Liabilities (unaudited)

April 30, 2010

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
ASSETS:
Manning & Napier Pro-Blend® Maximum Term Series - Class I (2,767,959 shares, 4,586,005 shares, and 1,440,830 shares, respectively)	$—	$—	$—	$27,596,549	$45,722,467	$14,365,079
Manning & Napier Pro-Blend® Extended Term Series - Class I (5,960,087 shares and 4,145,240 shares, respectively)	—	—	59,183,668	41,162,231	—	—
Manning & Napier Pro-Blend® Moderate Term Series - Class I (3,249,336 shares and 1,424,890 shares, respectively)	—	33,208,217	14,562,379	—	—	—
Manning & Napier Pro-Blend® Conservative Term Series - Class I (4,405,710 shares)	46,436,179	—	—	—	—	—

Total investments in securities:
At value*	46,436,179	33,208,217	73,746,047	68,758,780	45,722,467	14,365,079
Receivable for fund shares sold	27,818	9,882	62,324	43,889	11,603	18,599
Receivable for securities sold	—	—	—	—	16,862	—
Receivable from investment Advisor (Note 3)	9,228	19,105	12,385	15,098	18,149	23,606
Prepaid transfer agent fees (Note 3)	688	—	—	—	—	—

TOTAL ASSETS	46,473,913	33,237,204	73,820,756	68,817,767	45,769,081	14,407,284

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	10,676	11,881	12,117	12,070	11,943	11,756
Accrued distribution and service (Rule 12b-1) fees (Note 3)	9,850	8,182	17,369	14,788	10,370	3,193
Accrued Chief Compliance Officer service fees (Note 3)	889	889	889	889	889	889
Audit fees payable	12,884	12,973	12,912	12,944	12,987	13,032
Payable for securities purchased	7,786	9,862	51,425	41,412	—	18,480
Payable for fund shares repurchased	1,906	19	5,883	10	27,945	41
Other payables and accrued expenses	231	3,165	3,414	4,500	3,447	3,100

TOTAL LIABILITIES	44,222	46,971	104,009	86,613	67,581	50,491

TOTAL NET ASSETS	$46,429,691	$33,190,233	$73,716,747	$68,731,154	$45,701,500	$14,356,793

NET ASSETS CONSIST OF:
Capital stock	44,232	32,467	74,068	69,670	45,576	14,287
Additional paid-in-capital	40,477,196	29,503,073	65,222,092	60,918,147	40,687,823	13,543,037
Undistributed net investment loss	(38,544)	(32,711)	(67,458)	(58,219)	(42,697)	(12,893)
Accumulated net realized gain on underlying series	273,175	181,224	2,373,959	1,976,333	263,029	21,043
Net unrealized appreciation on underlying series	5,673,632	3,506,180	6,114,086	5,825,223	4,747,769	791,319

TOTAL NET ASSETS	$46,429,691	$33,190,233	$73,716,747	$68,731,154	$45,701,500	$14,356,793

5	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2010

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
Class K
Net Assets	$45,212,524	$27,347,935	$58,994,046	$60,915,542	$39,066,296	$12,910,208
Shares Outstanding	4,306,148	2,672,778	5,919,977	6,173,037	3,893,302	1,284,022
Net Asset Value, Offering Price, and Redemption Price per share	$10.50	$10.23	$9.97	$9.87	$10.03	$10.05
Class R
Net Assets	$211,581	$2,404,138	$7,842,244	$3,271,364	$4,826,047	$995,755
Shares Outstanding	20,291	236,446	793,482	332,933	483,482	99,521
Net Asset Value, Offering Price, and Redemption Price per share	$10.43	$10.17	$9.88	$9.83	$9.98	$10.01
Class C
Net Assets	$713,601	$2,014,950	$3,435,065	$2,161,148	$824,356	$314,934
Shares Outstanding	69,046	198,893	348,608	220,988	83,140	31,704
Net Asset Value, Offering Price, and Redemption Price per share	$10.34	$10.13	$9.85	$9.78	$9.92	$9.93
Class I
Net Assets	$291,985	$1,423,210	$3,445,392	$2,383,100	$984,801	$135,896
Shares Outstanding	27,734	138,589	344,688	240,033	97,669	13,442
Net Asset Value, Offering Price, and Redemption Price per share	$10.53	$10.27	$10.00	$9.93	$10.08	$10.11

*At identified cost	$40,762,547	$29,702,037	$67,631,961	$62,933,557	$40,974,698	$13,573,760

The accompanying notes are an integral part of the financial statements.	6

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2010

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
INVESTMENT INCOME:
Income distributions from underlying series	$598,122	$250,395	$621,223	$291,497	$102,094	$11,293

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	54,458	27,906	58,398	55,230	34,824	9,787
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	2,877	9,200	14,693	7,847	2,935	891
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	164	4,609	10,896	2,668	7,584	1,656
Fund accounting and administration fees (Note 3)	22,179	23,268	23,632	23,536	23,336	23,048
Directors’ fees (Note 3)	6,373	6,373	6,373	6,596	6,373	6,373
Transfer agent fees (Note 3)	2,460	4,067	4,544	4,184	4,142	3,996
Chief Compliance Officer service fees (Note 3)	1,916	1,916	1,916	1,916	1,916	1,916
Registration and filing fees	18,688	21,759	21,968	22,221	22,040	21,860
Audit fees	9,632	9,632	9,632	9,632	9,632	9,632
Legal fees	2,607	2,607	2,607	2,607	2,607	2,607
Nasdaq fees	981	981	981	981	981	981
Custodian fees	708	744	1,066	1,611	793	744
Miscellaneous	548	207	235	231	169	141

Total Expenses	123,591	113,269	156,941	139,260	117,332	83,632
Less reduction of expenses (Note 3)	(54,991)	(64,826)	(58,808)	(61,355)	(63,931)	(69,103)

Net Expenses	68,600	48,443	98,133	77,905	53,401	14,529

NET INVESTMENT INCOME (LOSS)	529,522	201,952	523,090	213,592	48,693	(3,236)

REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES:
Net realized gain on underlying series	275,599	185,523	2,407,379	1,990,132	277,473	24,766
Net change in unrealized appreciation on underlying series	1,601,360	1,625,682	2,397,849	2,860,269	3,292,180	760,809

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES	1,876,959	1,811,205	4,805,228	4,850,401	3,569,653	785,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,406,481	$2,013,157	$5,328,318	$5,063,993	$3,618,346	$782,339

7	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Target Income		Target 2010		Target 2020
	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$529,522	$90,626	$201,952	$17,147	$523,090	$52,778
Net realized gain on underlying series	275,599	146,214	185,523	38,159	2,407,379	51,411
Net change in unrealized appreciation on underlying series	1,601,360	4,071,769	1,625,682	1,880,027	2,397,849	3,752,187

Net increase from operations	2,406,481	4,308,609	2,013,157	1,935,333	5,328,318	3,856,376

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(645,975)	(1,841)	(197,130)	(3,846)	(480,062)	(9,533)
From net investment income (Class R)	(872)	(2)	(25,363)	(2)	(70,933)	(2)
From net investment income (Class C)	(6,848)	(3)	(12,835)	(2,116)	(32,396)	(5,417)
From net investment income (Class I)	(3,098)	(53)	(9,377)	(1,141)	(38,136)	(6,847)
From net realized gain on investments (Class K)	(146,108)	—	(33,958)	—	(62,557)	—
From net realized gain on investments (Class R)	(189)	—	(4,014)	—	(8,716)	—
From net realized gain on investments (Class C)	(1,727)	—	(3,071)	—	(5,355)	—
From net realized gain on investments (Class I)	(614)	—	(1,415)	—	(4,520)	—

Total distributions to shareholders	(805,431)	(1,899)	(287,163)	(7,105)	(702,675)	(21,799)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	2,271,297	38,179,735	13,457,984	15,878,343	34,389,597	30,587,054

Net increase in net assets	3,872,347	42,486,445	15,183,978	17,806,571	39,015,240	34,421,631

NET ASSETS:

Beginning of period	42,557,344	70,899	18,006,255	199,684	34,701,507	279,876

End of period[1]	$46,429,691	$42,557,344	$33,190,233	$18,006,255	$73,716,747	$34,701,507

[1]Including undistributed net investment income (loss) of:	(38,544)	88,727	(32,711)	10,042	(67,458)	30,979

The accompanying notes are an integral part of the financial statements.	8

Statements of Changes in Net Assets

	Target 2030		Target 2040		Target 2050
	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$213,592	$21,881	$48,693	$3,415	$(3,236)	$100
Net realized gain on underlying series	1,990,132	76,189	277,473	41,791	24,766	14,093
Net change in unrealized appreciation on underlying series	2,860,269	2,964,896	3,292,180	1,462,728	760,809	34,743

Net increase from operations	5,063,993	3,062,966	3,618,346	1,507,934	782,339	48,936

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(249,591)	(5)	(68,975)	(797)	(5,977)	(2)
From net investment income (Class R)	(10,413)	(2)	(18,022)	(2)	(3,025)	(2)
From net investment income (Class C)	(7,995)	(828)	(1,400)	(2)	(169)	(2)
From net investment income (Class I)	(18,962)	(5,897)	(4,341)	(1,266)	(486)	(760)
From net realized gain on investments (Class K)	(78,169)	—	(42,807)	—	(10,313)	—
From net realized gain on investments (Class R)	(3,056)	—	(9,808)	—	(5,129)	—
From net realized gain on investments (Class C)	(3,577)	—	(1,490)	—	(1,001)	—
From net realized gain on investments (Class I)	(5,186)	—	(2,126)	—	(704)	—

Total distributions to shareholders	(376,949)	(6,732)	(148,969)	(2,067)	(26,804)	(766)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	37,768,430	23,206,581	27,979,307	12,718,183	11,775,875	1,759,123

Net increase in net assets	42,455,474	26,262,815	31,448,684	14,224,050	12,531,410	1,807,293

NET ASSETS:

Beginning of period	26,275,680	12,865	14,252,816	28,766	1,825,383	18,090

End of period[1]	$68,731,154	$26,275,680	$45,701,500	$14,252,816	$14,356,793	$1,825,383

[1]Including undistributed net investment income (loss) of:	(58,219)	15,150	(42,697)	1,348	(12,893)	—

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target Income Series Class K
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.13		$9.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12		0.03		(0.01)
Net realized and unrealized gain (loss) on underlying series	0.43		1.04		(0.69)

Total from investment operations	0.55		1.07		(0.70)

Less distributions to shareholders:
From net investment income	(0.15)		(0.24)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.18)		(0.24)		—

Net asset value - End of period	$10.50		$10.13		$9.30

Net assets - End of period (000’s omitted)	$45,213		$42,116		$70,620	[3]

Total return[4]	5.59%		11.80%		(7.00%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[5,6]	0.30%	[7]	0.30%	[5,7]
Net investment income (loss)	2.40%	[5]	0.31%		(0.27%	)[5]
Series portfolio turnover[8]	6%		13%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.25%	[5,6]	0.41%	[7]	1,571%	[5,7,9]
Target Income Series Class R
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.08		$9.29		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.09		(0.05)		0.02
Net realized and unrealized gain (loss) on underlying series	0.45		1.09		(0.73)

Total from investment operations	0.54		1.04		(0.71)

Less distributions to shareholders:
From net investment income	(0.16)		(0.25)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.19)		(0.25)		—

Net asset value - End of period	$10.43		$10.08		$9.29

Net assets - End of period (000’s omitted)	$212		$54		$93	[3]

Total return[4]	5.49%		11.44%		(7.10%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%	[5,6]	0.55%	[7]	0.55%	[5,7]
Net investment income (loss)	1.76%	[5]	(0.51%	)	0.34%	[5]
Series portfolio turnover[8]	6%		13%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.86%	[5,6]	169.34%	[7]	43,127%	[5,7,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	10

Financial Highlights

Target Income Series Class C
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.00		$9.26		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		(0.03)		(0.01)
Net realized and unrealized gain (loss) on underlying series	0.44		1.02		(0.73)

Total from investment operations	0.51		0.99		(0.74)

Less distributions to shareholders:
From net investment income	(0.14)		(0.25)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.17)		(0.25)		—

Net asset value - End of period	$10.34		$10.00		$9.26

Net assets - End of period (000’s omitted)	$714		$330		$93	[3]

Total return[4]	5.19%		10.91%		(7.40%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5,6]	1.05%	[7]	1.05%	[5,7]
Net investment income (loss)	1.33%	[5]	(0.30%	)	(0.15%	)[5]
Series portfolio turnover[8]	6%		13%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.31%	[5,6]	10.70%	[7]	43,147%	[5,7,9]
Target Income Series Class I
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.17		$9.32		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13		0.06		0.05
Net realized and unrealized gain (loss) on underlying series	0.44		1.04		(0.73)

Total from investment operations	0.57		1.10		(0.68)

Less distributions to shareholders:
From net investment income	(0.18)		(0.25)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.21)		(0.25)		—

Net asset value - End of period	$10.53		$10.17		$9.32

Net assets - End of period (000’s omitted)	$292		$58		$93	[3]

Total return[4]	5.69%		12.06%		(6.80%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]	0.05%	[7]	0.05%	[5,7]
Net investment income	2.51%	[5]	0.66%		0.85%	[5]
Series portfolio turnover[8]	6%		13%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%	[5,6]	54.69%	[7]	43,107%	[5,7,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

11	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2010 Series Class K
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.58		$8.61		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		0.02		(0.01)
Net realized and unrealized gain (loss) on underlying series	0.71		1.15		(1.38)

Total from investment operations	0.78		1.17		(1.39)

Less distributions to shareholders:
From net investment income	(0.11)		(0.20)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.13)		(0.20)		—

Net asset value - End of period	$10.23		$9.58		$8.61

Net assets - End of period (000’s omitted)	$27,348		$15,782		$101,213	[3]

Total return[4]	8.24%		13.97%		(13.90%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[5,6]	0.30%	[7]	0.30%	[5,7]
Net investment income (loss)	1.50%	[5]	0.19%		(0.28%	)[5]
Series portfolio turnover[8]	4%		9%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.48%	[5,6]	1.31%	[7]	1,071%	[5,7,9]
Target 2010 Series Class R
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.54		$8.61		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10		(0.05)		0.02
Net realized and unrealized gain (loss) on underlying series	0.67		1.18		(1.41)

Total from investment operations	0.77		1.13		(1.39)

Less distributions to shareholders:
From net investment income	(0.12)		(0.20)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.14)		(0.20)		—

Net asset value - End of period	$10.17		$9.54		$8.61

Net assets - End of period (000’s omitted)	$2,404		$284		$86	[3]

Total return[4]	8.17%		13.54%		(13.90%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%	[5,6]	0.55%	[7]	0.55%	[5,7]
Net investment income (loss)	2.01%	[5]	(0.55%	)	0.36%	[5]
Series portfolio turnover[8]	4%		9%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.49%	[5,6]	25.36%	[7]	42,882%	[5,7,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.81%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	12

Financial Highlights

Target 2010 Series Class C
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.49		$8.58		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04		(0.01)		(0.05)
Net realized and unrealized gain (loss) on underlying series	0.70		1.10		(1.37)

Total from investment operations	0.74		1.09		(1.42)

Less distributions to shareholders:
From net investment income	(0.08)		(0.18)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.10)		(0.18)		—

Net asset value - End of period	$10.13		$9.49		$8.58

Net assets - End of period (000’s omitted)	$2,015		$1,471		$98,226	[3]

Total return[4]	7.86%		13.13%		(14.20%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5,6]	1.05%	[7]	1.05%	[5,7]
Net investment income (loss)	0.90%	[5]	(0.12%	)	(1.03%	)[5]
Series portfolio turnover[8]	4%		9%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.50%	[5,6]	5.01%	[7]	919%	[5,7,9]
Target 2010 Series Class I
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.62		$8.63		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09		0.07		0.05
Net realized and unrealized gain (loss) on underlying series	0.71		1.12		(1.42)

Total from investment operations	0.80		1.19		(1.37)

Less distributions to shareholders:
From net investment income	(0.13)		(0.20)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.15)		(0.20)		—

Net asset value - End of period	$10.27		$9.62		$8.63

Net assets - End of period (000’s omitted)	$1,423		$469		$159	[3]

Total return[4]	8.38%		14.23%		(13.70%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]	0.05%	[7]	0.05%	[5,7]
Net investment income	1.81%	[5]	0.83%		0.86%	[5]
Series portfolio turnover[8]	4%		9%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.52%	[5,6]	8.26%	[7]	42,439%	[5,7,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.81%.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

13	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2020 Series Class K
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.16		$8.14		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08		0.02		0.04
Net realized and unrealized gain (loss) on underlying series	0.89		1.21		(1.90)

Total from investment operations	0.97		1.23		(1.86)

Less distributions to shareholders:
From net investment income	(0.14)		(0.21)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.16)		(0.21)		—

Net asset value - End of period	$9.97		$9.16		$8.14

Net assets - End of period (000’s omitted)	$58,994		$30,089		$157	[3]

Total return[4]	10.66%		15.72%		(18.60%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[5,6]	0.30%	[7]	0.30%	[5,7]
Net investment income	1.75%	[5]	0.28%		0.74%	[5]
Series portfolio turnover[8]	19%		9%		31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.21%	[5,6]	0.72%	[7]	34,421%	[5,7,9]
Target 2020 Series Class R
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.10		$8.13		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12		(0.05)		0.04
Net realized and unrealized gain (loss) on underlying series	0.83		1.23		(1.91)

Total from investment operations	0.95		1.18		(1.87)

Less distributions to shareholders:
From net investment income	(0.15)		(0.21)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.17)		(0.21)		—

Net asset value - End of period	$9.88		$9.10		$8.13

Net assets - End of period (000’s omitted)	$7,842		$562		$81	[3]

Total return[4]	10.50%		15.13%		(18.70%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%	[5,6]	0.55%	[7]	0.55%	[5,7]
Net investment income (loss)	2.50%	[5]	(0.54%	)	0.62%	[5]
Series portfolio turnover[8]	19%		9%		31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.21%	[5,6]	14.54%	[7]	38,136%	[5,7,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	14

Financial Highlights

Target 2020 Series Class C
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.06		$8.10		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08		0.02		(0.05)
Net realized and unrealized gain (loss) on underlying series	0.84		1.13		(1.85)

Total from investment operations	0.92		1.15		(1.90)

Less distributions to shareholders:
From net investment income	(0.11)		(0.19)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.13)		(0.19)		—

Net asset value - End of period	$9.85		$9.06		$8.10

Net assets - End of period (000’s omitted)	$3,435		$2,123		$228,171	[3]

Total return[4]	10.21%		14.74%		(19.00%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5,6]	1.05%	[7]	1.05%	[5,7]
Net investment income (loss)	1.71%	[5]	0.25%		(1.05%	)[5]
Series portfolio turnover[8]	19%		9%		31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.23%	[5,6]	3.08%	[7]	158%	[5,7,9]
Target 2020 Series Class I
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.19		$8.15		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13		0.10		—	[10]
Net realized and unrealized gain (loss) on underlying series	0.85		1.15		(1.85)

Total from investment operations	0.98		1.25		(1.85)

Less distributions to shareholders:
From net investment income	(0.15)		(0.21)		—
From net realized gain on investments	(0.02)		—		—

Total distributions to shareholders	(0.17)		(0.21)		—

Net asset value - End of period	$10.00		$9.19		$8.15

Net assets - End of period (000’s omitted)	$3,445		$1,927		$51,467	[3]

Total return[4]	10.79%		15.98%		(18.50%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]	0.05%	[7]	0.05%	[5,7]
Net investment income (loss)	2.65%	[5]	1.22%		(0.02%	)[5]
Series portfolio turnover[8]	19%		9%		31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.23%	[5,6]	2.90%	[7]	871%	[5,7,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10Less than $0.01.

15	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2030 Series Class K
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.85		$7.81		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.04		0.01		0.03
Net realized and unrealized gain (loss) on underlying series	1.10		1.20		(2.22)

Total from investment operations	1.14		1.21		(2.19)

Less distributions to shareholders:
From net investment income	(0.09)		(0.17)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.12)		(0.17)		—

Net asset value - End of period	$9.87		$8.85		$7.81

Net assets - End of period (000’s omitted)	$60,916		$23,597		$118	[3]

Total return[4]	12.97%		16.05%		(21.90%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[5,6]	0.30%	[7]	0.30%	[5,7]
Net investment income	0.85%	[5]	0.14%		0.54%	[5]
Series portfolio turnover[8]	15%		9%		—%	[9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.25%	[5,6]	0.97%	[7]	37,175%	[5,7,10]
Target 2030 Series Class R
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.83		$7.79		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06		(0.05)		0.02
Net realized and unrealized gain (loss) on underlying series	1.07		1.26		(2.23)

Total from investment operations	1.13		1.21		(2.21)

Less distributions to shareholders:
From net investment income	(0.10)		(0.17)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.13)		(0.17)		—

Net asset value - End of period	$9.83		$8.83		$7.79

Net assets - End of period (000’s omitted)	$3,271		$328		$78	[3]

Total return[4]	12.85%		16.09%		(22.10%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%	[5,6]	0.55%	[7]	0.55%	[5,7]
Net investment income (loss)	1.30%	[5]	(0.53%	)	0.31%	[5]
Series portfolio turnover[8]	15%		9%		—%	[9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.30%	[5,6]	28.67%	[7]	38,768%	[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	16

Financial Highlights

Target 2030 Series Class C
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.78		$7.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02		(0.02)		(0.01)
Net realized and unrealized gain (loss) on underlying series	1.07		1.19		(2.22)

Total from investment operations	1.09		1.17		(2.23)

Less distributions to shareholders:
From net investment income	(0.06)		(0.16)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.09)		(0.16)		—

Net asset value - End of period	$9.78		$8.78		$7.77

Net assets - End of period (000’s omitted)	$2,161		$1,034		$78	[3]

Total return[4]	12.51%		15.57%		(22.30%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5,6]	1.05%	[7]	1.05%	[5,7]
Net investment income (loss)	0.41%	[5]	(0.22%	)	(0.17%	)[5]
Series portfolio turnover[8]	15%		9%		—%	[9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.28%	[5,6]	5.84%	[7]	38,789%	[5,7,10]
Target 2030 Series Class I
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.90		$7.82		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08		0.11		0.01
Net realized and unrealized gain (loss) on underlying series	1.08		1.14		(2.19)

Total from investment operations	1.16		1.25		(2.18)

Less distributions to shareholders:
From net investment income	(0.10)		(0.17)		—
From net realized gain on investments	(0.03)		—		—

Total distributions to shareholders	(0.13)		(0.17)		—

Net asset value - End of period	$9.93		$8.90		$7.82

Net assets - End of period (000’s omitted)	$2,383		$1,316		$12,591	[3]

Total return[4]	13.17%		16.56%		(21.80%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]	0.05%	[7]	0.05%	[5,7]
Net investment income	1.80%	[5]	1.37%		0.16%	[5]
Series portfolio turnover[8]	15%		9%		—%	[9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.29%	[5,6]	6.18%	[7]	14,979%	[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

8Reflects activity of the Series and does not include the activity of the underlying series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

17	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2040 Series Class K
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.79		$7.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.01		— [3]	0.02
Net realized and unrealized gain (loss) on underlying series	1.31		1.36	(2.44)

Total from investment operations	1.32		1.36	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)		(0.15)	—
From net realized gain on investments	(0.03)		—	—

Total distributions to shareholders	(0.08)		(0.15)	—

Net asset value - End of period	$10.03		$8.79	$7.58

Net assets - End of period (000’s omitted)	$39,066		$12,880	$76	[4]

Total return[5]	15.01%		18.60%	(24.20%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.30%	[7]	0.30%	0.30%	[7]
Net investment income	0.26%	[7]	0.05%	0.40%	[7]
Series portfolio turnover[8]	3%		7%	—%	[9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[6] :

	0.39%	[7]	2.10%	28,865%	[7,10]
Target 2040 Series Class R
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.76		$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03		(0.02)	0.01
Net realized and unrealized gain (loss) on underlying series	1.27		1.35	(2.43)

Total from investment operations	1.30		1.33	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)		(0.15)	—
From net realized gain on investments	(0.03)		—	—

Total distributions to shareholders	(0.08)		(0.15)	—

Net asset value - End of period	$9.98		$8.76	$7.58

Net assets - End of period (000’s omitted)	$4,826		$504	$76	[4]

Total return[5]	14.91%		18.21%	(24.20%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.55%	[7]	0.55%	0.55%	[7]
Net investment income (loss)	0.62%	[7]	(0.21% )	0.14%	[7]
Series portfolio turnover[8]	3%		7%	—%	[9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[6]:

	0.42%	[7]	16.27%	28,865%	[7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000’s.

5Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

7Annualized.

8Reflects activity of the Series and does not include the activity of the underlying series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	18

Financial Highlights

Target 2040 Series Class C
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.70		$7.55	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.01)		(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.29		1.36	(2.43)

Total from investment operations	1.28		1.30	(2.45)

Less distributions to shareholders:
From net investment income	(0.03)		(0.15)	—
From net realized gain on investments	(0.03)		—	—

Total distributions to shareholders	(0.06)		(0.15)	—

Net asset value - End of period	$9.92		$8.70	$7.55

Net assets - End of period (000’s omitted)	$824		$440	$75	[3]

Total return[4]	14.70%		17.88%	(24.50%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	[6]	1.05%	1.05%	[6]
Net investment loss	(0.14%	)[6]	(0.65% )	(0.36%	)[6]
Series portfolio turnover[7]	3%		7%	—%	[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :

	0.50%	[6]	15.19%	28,898%	[6,9]
Target 2040 Series Class I
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.83		$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05		0.07	—	[10]
Net realized and unrealized gain (loss) on underlying series	1.29		1.32	(2.40)

Total from investment operations	1.34		1.39	(2.40)

Less distributions to shareholders:
From net investment income	(0.06)		(0.16)	—
From net realized gain on investments	(0.03)		—	—

Total distributions to shareholders	(0.09)		(0.16)	—

Net asset value - End of period	$10.08		$8.83	$7.60

Net assets - End of period (000’s omitted)	$985		$428	$28,539	[3]

Total return[4]	15.21%		18.86%	(24.00%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	[6]	0.05%	0.05%	[6]
Net investment income (loss)	0.97%	[6]	0.93%	(0.04%	)[6]
Series portfolio turnover[7]	3%		7%	—%	[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5]:

	0.48%	[6]	18.65%	767%	[6,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6Annualized.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Less than 1%.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10Less than $0.01.

19	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2050 Series Class K
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.85		$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)		(0.02)	0.02
Net realized and unrealized gain (loss) on underlying series	1.34		1.52	(2.44)

Total from investment operations	1.33		1.50	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)		(0.23)	—
From net realized gain on investments	(0.08)		—	—

Total distributions to shareholders	(0.13)		(0.23)	—

Net asset value - End of period	$10.05		$8.85	$7.58

Net assets - End of period (000’s omitted)	$12,910		$1,047	$76	[3]

Total return[4]	15.07%		20.71%	(24.20%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.30%	[6]	0.30%	0.30%	[6]
Net investment income (loss)	(0.13%	)[6]	(0.24% )	0.40%	[6]
Series portfolio turnover[7]	2%		46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :

	1.41%	[6]	25.10%	35,232%	[6,8]
Target 2050 Series Class R
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.82		$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02		(0.05)	0.01
Net realized and unrealized gain (loss) on underlying series	1.30		1.52	(2.43)

Total from investment operations	1.32		1.47	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)		(0.23)	—
From net realized gain on investments	(0.08)		—	—

Total distributions to shareholders	(0.13)		(0.23)	—

Net asset value - End of period	$10.01		$8.82	$7.58

Net assets - End of period (000’s omitted)	$996		$601	$76	[3]

Total return[4]	15.02%		20.31%	(24.20%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.55%	[6]	0.55%	0.55%	[6]
Net investment income (loss)	0.49%	[6]	(0.50% )	0.14%	[6]
Series portfolio turnover[7]	2%		46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5]:

	2.96%	[6]	242.05%	35,243%	[6,8]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6Annualized.

7Reflects activity of the Series and does not include the activity of the underlying series.

8The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	20

Financial Highlights

Target 2050 Series Class C
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.75		$7.55	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.02)		(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.29		1.49	(2.43)

Total from investment operations	1.27		1.43	(2.45)

Less distributions to shareholders:
From net investment income	(0.01)		(0.23)	—
From net realized gain on investments	(0.08)		—	—

Total distributions to shareholders	(0.09)		(0.23)	—

Net asset value - End of period	$9.93		$8.75	$7.55

Net assets - End of period (000’s omitted)	$315		$99	$75	[3]

Total return[4]	14.61%		19.84%	(24.50%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	1.05%	[6]	1.05%	1.05%	[6]
Net investment loss	(0.33%	)[6]	(0.71% )	(0.36%	)[6]
Series portfolio turnover[7]	2%		46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5] :

	2.64%	[6]	73.45%	35,267%	[6,8]
Target 2050 Series Class I
	For the Six Months Ended 4/30/10 (unaudited)		For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.90		$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.04		0.16	—	[9]
Net realized and unrealized gain (loss) on underlying series	1.30		1.37	(2.40)

Total from investment operations	1.34		1.53	(2.40)

Less distributions to shareholders:
From net investment income	(0.05)		(0.23)	—
From net realized gain on investments	(0.08)		—	—

Total distributions to shareholders	(0.13)		(0.23)	—

Net asset value - End of period	$10.11		$8.90	$7.60

Net assets - End of period (000’s omitted)	$136		$79	$17,863	[3]

Total return[4]	15.20%		21.07%	(24.00%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	[6]	0.05%	0.05%	[6]
Net investment income (loss)	0.83%	[6]	2.07%	(0.03%	)[6]
Series portfolio turnover[7]	2%		46%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5]:

	3.08%	[6]	141.53%	1,903%	[6,8]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000’s.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

6Annualized.

7Reflects activity of the Series and does not include the activity of the underlying series.

8The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

9Less than $0.01.

21	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series and Target 2050 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “underlying series”) in order to meet its target asset allocations and investment style. The Series are designed to provide a single investment portfolio that adjusts over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolio becomes more conservative with a larger fixed-income investment component. The financial statements of the underlying series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, C and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 10 million have been designated in each of the Series for Class C and I common stock and 40 million have been designated in each of the Series for Class K and R common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Investments in the underlying series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the underlying series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

		Target Income Series
Description	4/30/10	Level 1	Level 2	Level 3
Mutual funds	$46,436,179	$46,436,179	$—	$—
Other financial instruments*	—	—	—	—

Total	$46,436,179	$46,436,179	$—	$—

		Target 2010 Series
Description	4/30/10	Level 1	Level 2	Level 3
Mutual funds	$33,208,217	$33,208,217	$—	$—
Other financial instruments*	—	—	—	—

Total	$33,208,217	$33,208,217	$—	$—

		Target 2020 Series
Description	4/30/10	Level 1	Level 2	Level 3
Mutual funds	$73,746,047	$73,746,047	$—	$—
Other financial instruments*	—	—	—	—

Total	$73,746,047	$73,746,047	$—	$—

		Target 2030 Series
Description	4/30/10	Level 1	Level 2	Level 3
Mutual funds	$68,758,780	$68,758,780	$—	$—
Other financial instruments*	—	—	—	—

Total	$68,758,780	$68,758,780	$—	$—

		Target 2040 Series
Description	4/30/10	Level 1	Level 2	Level 3
Mutual funds	$45,722,467	$45,722,467	$—	$—
Other financial instruments*	—	—	—	—

Total	$45,722,467	$45,722,467	$—	$—

23

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

		Target 2050 Series
Description	4/30/10	Level 1	Level 2	Level 3
Mutual funds	$14,365,079	$14,365,079	$—	$—
Other financial instruments*	—	—	—	—

Total	$14,365,079	$14,365,079	$—	$—

*Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of April 30, 2009 or April 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of April 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the underlying series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2010, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to betaken in future tax returns.

24

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Series’ understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from its investment in each of the underlying series.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

25

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least February 28, 2020, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the underlying series. For the six months ended April 30, 2010, the Advisor reimbursed expenses of $54,233 for Target Income Series, $64,068 for Target 2010 Series, $58,050 for Target 2020 Series, $60,597 for Target 2030 Series, $63,173 for Target 2040 Series and $68,345 for Target 2050 Series, which is included as a reduction of expenses on the Statements of Operations. For the six months ended April 30, 2010, the Advisor voluntarily waived additional fees of $758 for each Series, which is also included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K, Class R and Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

For fund accounting services through November 7, 2009, the Fund paid the Advisor an annual fee of $19,000 for each Target Series. For transfer agency services through November 7, 2009, the Fund pays the Advisor an annual fee of $12,000 per class for each Target Series. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a Series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. Prior to October 12, 2009 (for sub-accountant) and November 9, 2009 (for sub-transfer agent), the Advisor had an agreement with Citi Fund Services, Ohio, Inc. (“Citi”) under which Citi served as sub-accountant and sub-transfer agent.

The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent, respectively. Effective November 7, 2009 under the amended master services agreement, the fee rates for these Series are as follows: An annual fee of 0.025% of the average daily net assets with an annual base fee of $40,500 per Series. Additionally, certain account-based fees, cusip-based and out-of-pocket expenses are charged.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”), which serves as the Series’ sub-accountant services agent and sub-transfer agent, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), the Series’ custodian. Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale is expected to close in the third quarter of 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

26

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, purchases and sales of underlying series were as follows:

Series	Purchases	Sales
Target Income Series	$4,432,534	$2,454,962
Target 2010 Series	$14,371,441	$990,057
Target 2020 Series	$44,952,682	$10,729,956
Target 2030 Series	$44,626,157	$7,005,068
Target 2040 Series	$28,800,395	$906,335
Target 2050 Series	$11,948,372	$194,652

5.	INVESTMENTS IN AFFILIATED ISSUERS

A summary of the Funds’ transactions in the shares of affiliated issuers during the six months ended April 30, 2010 is set forth below:

Target Income Series	Shares Held at 10/31/09	Shares Purchased	Shares Sold	Shares Held at 4/30/10	Value at 4/30/10	Dividend Income 10/31/09 through 4/30/10	Net Realized Gain 10/31/09 through 4/30/10
Manning & Napier Pro-Blend® Conservative Term Series - Class I	4,211,835	433,629	239,754	4,405,710	$46,436,179	$598,122	$275,599

	4,211,835	433,629	239,754	4,405,710	$46,436,179	$598,122	$275,599

Target 2010 Series	Shares Held at 10/31/09	Shares Purchased	Shares Sold	Shares Held at 4/30/10	Value at 4/30/10	Dividend Income 10/31/09 through 4/30/10	Net Realized Gain 10/31/09 through 4/30/10
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,888,430	1,461,097	100,191	3,249,336	$33,208,217	$250,395	$185,523

	1,888,430	1,461,097	100,191	3,249,336	$33,208,217	$250,395	$185,523

Target 2020 Series	Shares Held at 10/31/09	Shares Purchased	Shares Sold	Shares Held at 4/30/10	Value at 4/30/10	Dividend Income 10/31/09 through 4/30/10	Net Realized Gain 10/31/09 through 4/30/10
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,823,579	3,223,880	1,087,372	5,960,087	$59,183,668	$621,223	$2,401,751
Manning & Napier Pro-Blend® Moderate Term Series - Class I	—	1,460,697	35,807	1,424,890	14,562,379	—	5,628

	3,823,579	4,684,577	1,123,179	7,384,977	$73,746,047	$621,223	$2,407,379

27

Notes to Financial Statements (unaudited)

5.	INVESTMENTS IN AFFILIATED ISSUERS (continued)

Target 2030 Series	Shares Held at 10/31/09	Shares Purchased	Shares Sold	Shares Held at 4/30/10	Value at 4/30/10	Dividend Income 10/31/09 through 4/30/10	Net Realized Gain 10/31/09 through 4/30/10
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,534,165	1,756,748	522,954	2,767,959	$27,596,549	$82,872	$1,535,391
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,425,116	2,937,995	217,871	4,145,240	41,162,231	208,625	454,741

	2,959,281	4,694,743	740,825	6,913,199	$68,758,780	$291,497	$1,990,132

Target 2040 Series	Shares Held at 10/31/09	Shares Purchased	Shares Sold	Shares Held at 4/30/10	Value at 4/30/10	Dividend Income 10/31/09 through 4/30/10	Net Realized Gain 10/31/09 through 4/30/10
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,638,937	3,043,224	96,156	4,586,005	$45,722,467	$102,094	$277,473

	1,638,937	3,043,224	96,156	4,586,005	$45,722,467	$102,094	$277,473

Target 2050 Series	Shares Held at 10/31/09	Shares Purchased	Shares Sold	Shares Held at 4/30/10	Value at 4/30/10	Dividend Income 10/31/09 through 4/30/10	Net Realized Gain 10/31/09 through 4/30/10
Manning & Napier Pro-Blend® Maximum Term Series - Class I	209,860	1,252,234	21,264	1,440,830	$14,365,079	$11,293	$24,766

	209,860	1,252,234	21,264	1,440,830	$14,365,079	$11,293	$24,766

6.	CAPITAL STOCK TRANSACTIONS

Transactions in Class K, Class R, Class C and Class I shares:

Target Income Series:	For the Six Months Ended 4/30/10 Class K		For the Year Ended 10/31/09 Class K		For the Six Months Ended 4/30/10 Class R			For the Year Ended 10/31/09 Class R
Sold	330,708	$3,371,474	4,514,355	$41,239,891	14,943		$155,166	5,379		$54,154
Reinvested	78,192	792,084	201	1,841	30		308	—	*	2
Repurchased	(258,477)	(2,641,807)	(366,425)	(3,488,850)	—	*	(2)	(71)		(718)

Total	150,423	$1,521,751	4,148,131	$37,752,882	14,973		$155,472	5,308		$53,438

28

Notes to Financial Statements (unaudited)

6.	CAPITAL STOCK TRANSACTIONS (continued)

Target Income Series:	For the Six Months Ended 4/30/10 Class C		For the Year Ended 10/31/09 Class C		For the Six Months Ended 4/30/10 Class I		For the Year Ended 10/31/09 Class I
Sold	41,168	$416,889	38,623	$368,418	22,588	$233,912	10,821	$103,574
Reinvested	497	4,971	— *	2	366	3,713	6	53
Repurchased	(5,589)	(56,000)	(5,663)	(49,236)	(921)	(9,411)	(5,136)	(49,396)

Total	36,076	$365,860	32,960	$319,184	22,033	$228,214	5,691	$54,231

Target 2010 Series:	For the Six Months Ended 4/30/10 Class K		For the Year Ended 10/31/09 Class K		For the Six Months Ended 4/30/10 Class R		For the Year Ended 10/31/09 Class R
Sold	1,073,312	$10,573,814	1,742,272	$14,833,594	218,678	$2,146,641	29,844	$281,376
Reinvested	23,677	231,088	472	3,846	3,025	29,377	— *	2
Repurchased	(71,168)	(712,580)	(107,542)	(949,897)	(15,000)	(147,292)	(111)	(941)

Total	1,025,821	$10,092,322	1,635,202	$13,887,543	206,703	$2,028,726	29,733	$280,437

Target 2010 Series:	For the Six Months Ended 4/30/10 Class C		For the Year Ended 10/31/09 Class C		For the Six Months Ended 4/30/10 Class I		For the Year Ended 10/31/09 Class I
Sold	99,439	$979,533	143,296	$1,279,993	100,392	$1,003,537	51,725	$455,086
Reinvested	1,572	15,238	261	2,116	1,102	10,792	140	1,141
Repurchased	(57,127)	(555,610)	—	—	(11,633)	(116,554)	(3,155)	(27,973)

Total	43,884	$439,161	143,557	$1,282,109	89,861	$897,775	48,710	$428,254

Target 2020 Series:	For the Six Months Ended 4/30/10 Class K		For the Year Ended 10/31/09 Class K		For the Six Months Ended 4/30/10 Class R		For the Year Ended 10/31/09 Class R
Sold	2,893,712	$27,546,884	3,443,211	$28,020,075	751,156	$7,181,808	61,784	$554,710
Reinvested	57,725	542,619	1,274	9,533	8,537	79,648	— *	2
Repurchased	(317,655)	(3,081,741)	(158,310)	(1,363,931)	(27,954)	(265,470)	(51)	(379)

Total	2,633,782	$25,007,762	3,286,175	$26,665,677	731,739	$6,995,986	61,733	$554,333

Target 2020 Series:	For the Six Months Ended 4/30/10 Class C		For the Year Ended 10/31/09 Class C		For the Six Months Ended 4/30/10 Class I		For the Year Ended 10/31/09 Class I
Sold	124,724	$1,176,610	205,520	$1,694,895	152,300	$1,478,631	260,233	$2,131,142
Reinvested	4,034	37,601	727	5,417	4,528	42,657	913	6,847
Repurchased	(14,436)	(136,797)	(130)	(1,200)	(21,883)	(212,853)	(57,717)	(470,057)

Total	114,322	$1,077,414	206,117	$1,699,112	134,945	$1,308,435	203,429	$1,667,932

29

Notes to Financial Statements (unaudited)

6.	CAPITAL STOCK TRANSACTIONS (continued)

Target 2030 Series:	For the Six Months Ended 4/30/10 Class K		For the Year Ended 10/31/09 Class K		For the Six Months Ended 4/30/10 Class R		For the Year Ended 10/31/09 Class R
Sold	3,923,826	$36,953,573	2,794,177	$21,809,364	304,385	$2,946,903	37,951	$332,769
Reinvested	35,510	327,760	1	5	1,440	13,232	— *	2
Repurchased	(452,821)	(4,218,489)	(127,671)	(1,047,780)	(10,046)	(95,217)	(807)	(5,692)

Total	3,506,515	$33,062,844	2,666,507	$20,761,589	295,779	$2,864,918	37,144	$327,079

Target 2030 Series:	For the Six Months Ended 4/30/10 Class C		For the Year Ended 10/31/09 Class C		For the Six Months Ended 4/30/10 Class I		For the Year Ended 10/31/09 Class I
Sold	110,565	$1,033,111	118,501	$958,524	106,692	$1,014,572	199,628	$1,570,440
Reinvested	1,262	11,572	119	828	2,605	24,148	838	5,897
Repurchased	(8,672)	(79,234)	(797)	(7,212)	(17,077)	(163,501)	(54,262)	(410,564)

Total	103,155	$965,449	117,823	$952,140	92,220	$875,219	146,204	$1,165,773

Target 2040 Series:	For the Six Months Ended 4/30/10 Class K		For the Year Ended 10/31/09 Class K		For the Six Months Ended 4/30/10 Class R		For the Year Ended 10/31/09 Class R
Sold	2,569,739	$24,556,771	1,526,640	$11,952,261	457,760	$4,303,572	57,580	$486,565
Reinvested	11,994	111,782	118	797	2,999	27,830	1	2
Repurchased	(154,033)	(1,466,282)	(61,166)	(497,219)	(34,785)	(327,154)	(83)	(698)

Total	2,427,700	$23,202,271	1,465,592	$11,455,839	425,974	$4,004,248	57,498	$485,869

Target 2040 Series:	For the Six Months Ended 4/30/10 Class C		For the Year Ended 10/31/09 Class C		For the Six Months Ended 4/30/10 Class I		For the Year Ended 10/31/09 Class I
Sold	32,245	$304,382	50,606	$434,520	52,872	$501,651	49,478	$378,200
Reinvested	278	2,567	1	2	691	6,467	186	1,266
Repurchased	—	—	—	—	(4,393)	(42,279)	(4,920)	(37,513)

Total	32,523	$306,949	50,607	$434,522	49,170	$465,839	44,744	$341,953

Target 2050 Series:	For the Six Months Ended 4/30/10 Class K		For the Year Ended 10/31/09 Class K		For the Six Months Ended 4/30/10 Class R		For the Year Ended 10/31/09 Class R
Sold	1,178,105	$11,343,398	138,367	$1,163,926	49,587	$483,867	68,090	$614,158
Reinvested	1,744	16,291	— *	2	877	8,153	— *	2
Repurchased	(14,134)	(137,746)	(20,070)	(155,126)	(19,042)	(175,092)	(1)	(4)

Total	1,165,715	$11,221,943	118,297	$1,008,802	31,422	$316,928	68,089	$614,156

30

Notes to Financial Statements (unaudited)

6.	CAPITAL STOCK TRANSACTIONS (continued)

Target 2050 Series:	For the Six Months Ended 4/30/10 Class C		For the Year Ended 10/31/09 Class C			For the Six Months Ended 4/30/10 Class I		For the Year Ended 10/31/09 Class I
Sold	22,789	$214,747	11,569		$90,462	4,888	$46,230	7,680	$58,108
Reinvested	123	1,139	—	*	2	127	1,189	113	760
Repurchased	(2,479)	(22,485)	(308)		(2,800)	(393)	(3,816)	(1,324)	(10,367)

Total	20,433	$193,401	11,261		$87,664	4,622	$43,603	6,469	$48,501

* Less than 1 share.

At April 30, 2010, one omnibus account owned the following in Target Income Series, and Target 2050 Series and two omnibus accounts owned the following in Target 2010 Series, Target 2020 Series, Target 2030 Series and Target 2040 Series:

Series	Shares Owned	Percentage of Series Shares Outstanding	Value
Target Income Series	4,020,566	90.9%	$42,215,939
Target 2010 Series	2,418,430	74.5%	24,740,544
Target 2020 Series	5,535,310	74.7%	55,187,039
Target 2030 Series	5,805,756	83.3%	57,302,810
Target 2040 Series	3,676,627	80.7%	36,876,573
Target 2050 Series	1,112,975	77.9%	11,185,394

7.	FINANCIAL INSTRUMENTS

The underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The underlying Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the underlying Series on April 30, 2010.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including losses deferred due to wash sales. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

31

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions for the year ended October 31, 2009 were as follows:

	Target Income Series	Target 2010 Series	Target 2020 Series	Target 2030 Series	Target 2040 Series	Target 2050 Series
Ordinary income	$1,899	$7,105	$21,799	$6,732	$2,067	$766

At October 31, 2009, Target 2040 Series and Target 2050 Series had capital loss carryovers of $11,352 and $3,709 respectively, which are subject to limitations under Section 382-384 of The Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on October 31, 2017.

At April 30, 2010, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost for federal income tax purposes were as follows:

	Target Income Series	Target 2010 Series	Target 2020 Series	Target 2030 Series	Target 2040 Series	Target 2050 Series
Cost for federal income tax purposes	$40,764,686	$29,705,841	$67,639,198	$62,947,167	$40,977,786	$13,573,760
Unrealized appreciation	$5,673,632	$3,506,180	$6,114,086	$5,825,223	$4,747,769	$791,319
Unrealized depreciation	(2,139)	(3,804)	(7,237)	(13,610)	(3,088)	—

Net unrealized appreciation	$5,671,493	$3,502,376	$6,106,849	$5,811,613	$4,744,681	$791,319

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on December 7, 2009, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2009 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 23 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle periods relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 13 of the 26 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

33

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

34

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web	site http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNTGT-04/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - April 30, 2010

DIVIDEND FOCUS SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10
Actual	$1,000.00	$1,100.00	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2010 (unaudited)

2

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.2%

Consumer Discretionary - 7.3%
Distributors - 0.2%
Genuine Parts Co.	90	$3,852

Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	44	1,969
McDonald’s Corp.	593	41,860
Yum! Brands, Inc.	138	5,854

		49,683

Household Durables - 0.5%
Garmin Ltd.	73	2,729
Leggett & Platt, Inc.	83	2,036
Tupperware Brands Corp.	22	1,123
Whirlpool Corp.	30	3,266

		9,154

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	42	1,611
Mattel, Inc.	204	4,702

		6,313

Media - 1.5%
The McGraw-Hill Companies, Inc.	188	6,339
Omnicom Group, Inc.	93	3,968
Pearson plc - ADR (United Kingdom)	337	5,382
Thomson Reuters Corp.	410	14,711

		30,400

Specialty Retail - 2.0%
The Home Depot, Inc.	914	32,219
Limited Brands, Inc.	173	4,636
The Sherwin-Williams Co.	33	2,576

		39,431

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	61	5,272

Total Consumer Discretionary		144,105

Consumer Staples - 24.8%
Beverages - 8.4%
Brown-Forman Corp. - Class B	51	2,967
The Coca-Cola Co.	1,343	71,783
Diageo plc - ADR (United Kingdom)	340	23,168
Embotelladora Andina S.A. - ADR - Class B (Chile)	40	875
Molson Coors Brewing Co. - Class B	60	2,662

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
PepsiCo, Inc.	965	$62,937

		164,392

Food & Staples Retailing - 3.5%
Delhaize Group S.A. - ADR (Belgium)	35	2,897
SYSCO Corp.	328	10,345
Wal-Mart Stores, Inc.	1,036	55,581

		68,823

Food Products - 4.4%
Archer-Daniels-Midland Co.	211	5,896
Campbell Soup Co.	191	6,849
General Mills, Inc.	179	12,741
H.J. Heinz Co.	183	8,577
The Hershey Co.	126	5,923
Hormel Foods Corp.	48	1,957
The J.M. Smucker Co.	52	3,176
Kellogg Co.	215	11,812
Kraft Foods, Inc. - Class A	730	21,608
McCormick & Co., Inc. - NVS	69	2,730
Sara Lee Corp.	391	5,560

		86,829

Household Products - 4.3%
Colgate-Palmolive Co.	163	13,708
Kimberly-Clark Corp.	245	15,009
The Procter & Gamble Co.	897	55,758

		84,475

Personal Products - 0.3%
Avon Products, Inc.	178	5,755

Tobacco - 3.9%
Altria Group, Inc.	1,170	24,792
Lorillard, Inc.	68	5,329
Philip Morris International, Inc.	842	41,325
Reynolds American, Inc.	94	5,022

		76,468

Total Consumer Staples		486,742

Energy - 18.9%
Energy Equipment & Services - 0.6%
Tenaris S.A. - ADR (Luxembourg)	262	10,640

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 18.3%
BP plc - ADR (United Kingdom)	1,414	$73,740
Chevron Corp.	891	72,563
ConocoPhillips	775	45,872
Exxon Mobil Corp.	822	55,773
Repsol YPF, S.A. - ADR (Spain)	621	14,563
Sasol Ltd. - ADR (South Africa)	276	11,219
Statoil Asa - ADR (Norway)	966	23,348
Total S.A. - ADR (France)	1,163	63,244

		360,322

Total Energy		370,962

Financials - 0.8%
Capital Markets - 0.2%
Eaton Vance Corp.	42	1,480
Federated Investors, Inc. - Class B	59	1,423
Waddell & Reed Financial, Inc. - Class A	42	1,559

		4,462

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	303	7,339

Real Estate Investment Trusts (REITS) - 0.2%
Plum Creek Timber Co., Inc.	80	3,184

Total Financials		14,985

Health Care - 20.2%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	196	9,255
Becton, Dickinson and Co.	77	5,881
Teleflex, Inc.	14	858

		15,994

Health Care Providers & Services - 0.3%
Fresenius Medical Care AG & Co. KGAA - ADR (Germany)	97	5,232

Life Sciences Tools & Services - 0.0%**
Pharmaceutical Product Development, Inc.	34	935

Pharmaceuticals - 19.1%
Abbott Laboratories	834	42,668
AstraZeneca plc - ADR (United Kingdom)	819	36,225
Biovail Corp. (Canada)	67	1,139
Bristol-Myers Squibb Co.	1,045	26,428
Eli Lilly & Co.	658	23,010
GlaxoSmithKline plc - ADR (United Kingdom)	1,459	54,406
Johnson & Johnson	1,170	75,231

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	1,502	$52,630
Pfizer, Inc.	3,835	64,121

		375,858

Total Health Care		398,019

Industrials - 11.1%
Aerospace & Defense - 4.0%
Elbit Systems Ltd. - ADR (Israel)	15	925
General Dynamics Corp.	128	9,774
Honeywell International, Inc.	323	15,333
ITT Corp.	57	3,167
Lockheed Martin Corp.	122	10,356
Northrop Grumman Corp.	134	9,089
Raytheon Co.	122	7,113
United Technologies Corp.	307	23,010

		78,767

Building Products - 0.1%
Masco Corp.	181	2,938

Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	61	2,381
Pitney Bowes, Inc.	117	2,972
RR Donnelley & Sons Co.	116	2,493
Waste Management, Inc.	274	9,502

		17,348

Electrical Equipment - 2.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	734	14,063
Cooper Industries plc - Class A (Ireland)	90	4,419
Emerson Electric Co.	417	21,780
Hubbell, Inc. - Class B	34	1,580

		41,842

Industrial Conglomerates - 2.8%
3M Co.	393	34,847
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	388	12,936
Tomkins plc - ADR (United Kingdom)	67	1,023
Tyco International Ltd. (Switzerland)	187	7,254

		56,060

Machinery - 1.1%
Dover Corp.	79	4,125
Illinois Tool Works, Inc.	267	13,644
Pentair, Inc.	45	1,627

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Snap-On, Inc.	27	$1,301

		20,697

Professional Services - 0.1%
Dun & Bradstreet Corp.	18	1,386

Total Industrials		219,038

Information Technology - 8.2%
Communications Equipment - 1.4%
Harris Corp.	41	2,111
Nokia Corp. - ADR (Finland)	1,242	15,102
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	966	11,109

		28,322

IT Services - 1.0%
Automatic Data Processing, Inc.	286	12,401
Broadridge Financial Solutions, Inc.	42	1,000
Paychex, Inc.	208	6,365

		19,766

Semiconductors & Semiconductor Equipment - 5.8%
Intel Corp.	2,986	68,170
Linear Technology Corp.	116	3,487
National Semiconductor Corp.	74	1,094
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	2,870	30,393
Texas Instruments, Inc.	386	10,040

		113,184

Software - 0.0%**
Konami Corp. - ADR (Japan)	44	868

Total Information Technology		162,140

Materials - 2.4%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	505	20,119
International Flavors & Fragrances, Inc.	39	1,953
PPG Industries, Inc.	89	6,263
RPM International, Inc.	58	1,281
Valspar Corp.	35	1,096

		30,712

Construction Materials - 0.4%
CRH plc - ADR (Ireland)	261	7,462

Containers & Packaging - 0.3%
Bemis Co., Inc.	60	1,825

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Greif, Inc. - Class A	21	$1,243
Packaging Corp. of America	37	915
Sealed Air Corp.	49	1,053
Sonoco Products Co.	54	1,789

		6,825

Metals & Mining - 0.0%**
Compass Minerals International, Inc.	12	904

Paper & Forest Products - 0.1%
MeadWestvaco Corp.	53	1,440

Total Materials		47,343

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 0.9%
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)	408	7,964
Magyar Telekom Telecommunications plc - ADR (Hungary)	121	2,147
Telecom Corp. of New Zealand Ltd. - ADR (New Zealand)	216	1,691
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR - Class L (Mexico)	383	5,879

		17,681

Wireless Telecommunication Services - 1.8%
Cellcom Israel Ltd. (Israel)	46	1,394
NTT DoCoMo, Inc. - ADR (Japan)	1,360	21,094
Partner Communications Co. Ltd. - ADR (Israel)	94	1,846
Philippine Long Distance Telephone Co. - ADR (Philippines)	83	4,668
Rogers Communications, Inc., Class B	192	6,837

		35,839

Total Telecommunication Services		53,520

Utilities - 1.8%
Electric Utilities - 0.9%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	161	2,594
DPL, Inc.	56	1,578
Enersis S.A. - ADR (Chile)	213	4,237
Exelon Corp.	216	9,415

		17,824

Gas Utilities - 0.1%
UGI Corp.	38	1,044

Independent Power Producers & Energy Traders - 0.2%
Empresa Nacional de Electricidad S.A. - ADR (Chile)	90	4,180

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	282	9,061

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	57	$2,243

Total Utilities		34,352

TOTAL COMMON STOCKS (Identified Cost $1,776,943)		1,931,206

SHORT-TERM INVESTMENTS - 2.2%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.09% (Identified Cost $43,618)	43,618	43,618

TOTAL INVESTMENTS - 100.4% (Identified Cost $1,820,561)		1,974,824
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(7,880)

NET ASSETS - 100%		$1,966,944

ADR - American Depository Receipt

NVS - Non-Voting Shares

*Non-income producing security

**Less than 0.1%

1Rate shown is the current yield as of April 30, 2010.

The accompanying notes are an integral part of the financial statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $1,820,561) (Note 2)	$1,974,824
Receivable from investment advisor (Note 3)	23,360
Dividends receivable	3,081
Receivable for fund shares sold	990
Foreign tax reclaims receivable	428

TOTAL ASSETS	2,002,683

LIABILITIES:

Accrued fund accounting and administration (Note 3)	7,069
Accrued Chief Compliance Officer service fees (Note 3)	885
Audit fees payable	19,564
Custodian fees payable	3,077
Legal fees payable	2,664
Registration and filing fees payable	2,402
Other payables and accrued expenses	78

TOTAL LIABILITIES	35,739

TOTAL NET ASSETS	$1,966,944

NET ASSETS CONSIST OF:

Capital stock	$1,599
Additional paid-in-capital	1,541,120
Undistributed net investment income	9,796
Accumulated net realized gain on investments	260,166
Net unrealized appreciation on investments	154,263

TOTAL NET ASSETS	$1,966,944

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,966,944/159,868 shares)	$12.30

10	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,429)	$41,169

EXPENSES:

Fund accounting and administration fees (Note 3)	14,771
Directors’ fees (Note 3)	6,373
Management fees (Note 3)	5,072
Chief Compliance Officer service fees (Note 3)	1,916
Transfer agent fees (Note 3)	1,000
Audit fees	15,507
Custodian fees	4,743
Registration and filing fees	2,976
Legal fees	2,607
Miscellaneous	501

Total Expenses	55,466
Less reduction of expenses (Note 3)	(48,704)

Net Expenses	6,762

NET INVESTMENT INCOME	34,407

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	273,627
Net change in unrealized appreciation (depreciation) on investments	(106,974)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	166,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,060

The accompanying notes are an integral part of the financial statements.	11

Statement of Changes in Net Assets

	For the Six Months Ended 4/30/10 (unaudited)	For the Period 11/7/08[1] to 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$34,407	$36,381
Net realized gain (loss) on investments	273,627	(12,704)
Net change in unrealized appreciation (depreciation) on investments	(106,974)	261,237

Net increase from operations	201,060	284,914

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(39,344)	(21,640)
From net realized gain on investments	(765)	—

Total distributions to shareholders	(40,109)	(21,640)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(238,402)	1,781,121

Net increase (decrease) in net assets	(77,451)	2,044,395

NET ASSETS:

Beginning of period	2,044,395	—

End of period (including undistributed net investment income of $9,796 and $14,733, respectively)	$1,966,944	$2,044,395

1 Commencement of operations.

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/10 (unaudited)	For the Period 11/7/08[1] to 10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.38	$10.00

Income from investment operations:
Net investment income[2]	0.18	0.34
Net realized and unrealized gain on investments	0.95	1.22

Total from investment operations	1.13	1.56

Less distributions to shareholders:
From net investment income	(0.21)	(0.18)
From net realized gain on investments	—[3]	—

Total distributions to shareholders	(0.21)	(0.18)

Net asset value - End of period	$12.30	$11.38

Net assets - End of period (000’s omitted)	$1,967	$2,044

Total return[4]	10.00%	15.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%[5]	0.60%[5]
Net investment income	3.05%[5]	3.33%[5]
Portfolio turnover	49%	28%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	4.32%[5]	6.21%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Dividend Focus Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns through a passive quantitative investment approach.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Dividend Focus Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$1,931,206	$1,931,206	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	43,618	43,618	—	—
Other financial instruments**	—	—	—	—

Total	$1,974,824	$1,974,824	$—	$—

* Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of April 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or April 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of April 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the year ended October 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

16

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.60% of average daily net assets each year. Accordingly, the Advisor waived fees of $47,946 for the six months ended April 30, 2010, which is included as a reduction of expenses on the Statement of Operations. The Advisor voluntarily waived additional fees of $758 for the six months ended April 30, 2010, which is also included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior period.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services through November 7, 2009, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense. Prior to October 12, 2009 (for sub-accountant) and November 9, 2009 (for sub-transfer agent), the Advisor had and agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi served as sub-accountant and sub-transfer agent.

The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent, respectively. Effective November 7, 2009 under the amended master services agreement, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”), which serves as the Series’ sub-accountant services agent and sub-transfer agent, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), the Series’ custodian. Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale is expected to close in the third quarter of 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

17

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,125,302 and $1,332,534, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Dividend Focus Series were:

	For the Six Months Ended 4/30/10		For the period 11/7/08 (commencement of operations) to 10/31/09
	Shares	Amount	Shares	Amount
Sold	53,548	$642,974	205,149	$2,029,521
Reinvested	3,281	39,546	2,031	21,640
Repurchased	(76,664)	(920,922)	(27,477)	(270,040)

Total	(19,835)	$(238,402)	179,703	$1,781,121

At April 30, 2010, one shareholder owned 27,009 shares of the Series (16.9% of shares outstanding) valued at $332,216. In addition, the Advisor owned 51,788 shares (32.4% of shares outstanding) valued at $636,992 and the retirement plan of the Advisor and its affiliates owned 41,275 shares of the Series (25.8% of shares outstanding) valued at $507,679. Investment activities of these shareholders may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing and recognition of net investment income or gains and losses including losses deferred due to wash sales and investments in Real Estate Investment Trusts. The Series may periodically make reclassifications among its capital accounts to reflect

18

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period November 7, 2008 (commencement of operations) to October 31, 2009 were as follows:

Ordinary income	$21,640

At April 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,832,067
Unrealized appreciation	$172,041
Unrealized depreciation	(29,284)

Net unrealized appreciation	$142,757

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

19

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on December 7, 2009, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2009 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 23 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle periods relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 13 of the 26 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

20

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNDIV-04/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - April 30, 2010

OVERSEAS SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09-4/30/10
Actual	$1,000.00	$1,093.30	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2010 (unaudited)

2

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.3%

Consumer Discretionary - 10.2%
Automobiles - 2.1%
Bayerische Motoren Werke AG (BMW) (Germany)	226,390	$11,191,996
Suzuki Motor Corp. (Japan)	149,100	3,157,076

		14,349,072

Hotels, Restaurants & Leisure - 0.4%
Club Mediterranee S.A. (France)*	143,168	2,408,500

Leisure Equipment & Products - 0.4%
Sankyo Co. Ltd. (Japan)	66,200	3,069,154

Media - 5.0%
Grupo Televisa S.A. - ADR (Mexico)	504,210	10,477,484
Reed Elsevier plc (United Kingdom)	888,740	6,996,293
Societe Television Francaise 1 (France)	930,630	17,353,438

		34,827,215

Multiline Retail - 1.2%
Marks & Spencer Group plc (United Kingdom)	1,540,760	8,640,062

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	131,530	7,733,556

Total Consumer Discretionary		71,027,559

Consumer Staples - 11.5%
Beverages - 1.7%
Heineken N.V. (Netherlands)	259,570	12,158,380

Food & Staples Retailing - 4.4%
Carrefour S.A. (France)	348,650	17,101,518
Tesco plc (United Kingdom)	2,065,890	13,754,793

		30,856,311

Food Products - 5.4%
Danone S.A. (France)	174,020	10,282,810
Nestle S.A. (Switzerland)	264,960	13,012,253
Unilever plc - ADR (United Kingdom)	467,690	14,077,469

		37,372,532

Total Consumer Staples		80,387,223

Energy - 10.4%
Energy Equipment & Services - 7.0%
Calfrac Well Services Ltd. (Canada)	394,050	8,382,969
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	548,620	16,570,507
Schlumberger Ltd. (United States)	191,070	13,646,219
Trican Well Service Ltd. (Canada)	791,200	10,047,726

		48,647,421

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp. (Canada)	207,280	$5,101,161
Talisman Energy, Inc. (Canada)	797,810	13,579,578
Uranium One, Inc. (Canada)*	1,895,490	4,795,638

		23,476,377

Total Energy		72,123,798

Financials - 6.7%
Commercial Banks - 1.0%
HSBC Holdings plc (United Kingdom)	679,840	6,948,500

Diversified Financial Services - 2.7%
Deutsche Boerse AG (Germany)	196,410	15,308,819
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	74,940	3,722,255

		19,031,074

Insurance - 3.0%
Allianz SE (Germany)	104,900	12,084,185
Willis Group Holdings plc (United Kingdom)	255,790	8,811,965

		20,896,150

Total Financials		46,875,724

Health Care - 15.1%
Biotechnology - 1.9%
CSL Ltd. (Australia)	287,910	8,628,797
Grifols S.A. (Spain)	339,890	4,321,825

		12,950,622

Health Care Equipment & Supplies - 4.4%
Cochlear Ltd. (Australia)	118,730	8,140,690
Covidien plc (Ireland)	200,070	9,601,359
Nobel Biocare Holding AG (Switzerland)	262,240	5,814,288
Straumann Holding AG (Switzerland)	28,680	7,115,700

		30,672,037

Health Care Providers & Services - 5.2%
BML, Inc. (Japan)	112,800	2,737,893
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	4,477,000	4,151,136
Diagnosticos da America S.A. (Brazil)*	655,480	5,663,920
Sonic Healthcare Ltd. (Australia)	1,857,560	23,719,444

		36,272,393

Life Sciences Tools & Services - 2.8%
Lonza Group AG (Switzerland)	251,170	19,722,032

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 0.8%
Santen Pharmaceutical Co. Ltd. (Japan)	182,400	$5,825,305

Total Health Care		105,442,389

Industrials - 17.1%
Aerospace & Defense - 1.9%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	569,550	13,714,764

Air Freight & Logistics - 3.1%
TNT N.V. (Netherlands)	712,610	21,898,435

Airlines - 2.1%
Ryanair Holdings plc - ADR (Ireland)*	517,200	14,564,352

Electrical Equipment - 4.5%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	819,060	15,693,190
Gamesa Corporacion Tecnologica S.A. (Spain)	409,200	5,067,464
Nexans S.A. (France)	86,160	6,840,626
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	287,800	3,634,914

		31,236,194

Industrial Conglomerates - 3.1%
Siemens AG (Germany)	216,950	21,473,735

Professional Services - 0.8%
Adecco S.A. (Switzerland)	93,180	5,498,239

Road & Rail - 1.6%
All America Latina Logistica S.A. (Brazil)	629,430	5,630,742
Canadian National Railway Co. (Canada)	88,550	5,294,404

		10,925,146

Total Industrials		119,310,865

Information Technology - 20.1%
Communications Equipment - 1.6%
Alcatel-Lucent - ADR (France)*	3,549,620	11,252,295

IT Services - 8.2%
Accenture plc - Class A (Ireland)	162,390	7,086,700
Amdocs Ltd. (Guernsey)*	894,010	28,554,679
Cielo S.A. (Brazil)	1,094,560	10,572,508
Redecard S.A. (Brazil)	637,700	10,587,673

		56,801,560

Semiconductors & Semiconductor Equipment - 4.8%
Advantest Corp. (Japan)	561,400	14,648,336
Sumco Corp. (Japan)*	351,770	7,845,405
Tokyo Electron Ltd. (Japan)	168,400	11,132,847

		33,626,588

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 5.5%
Misys plc (United Kingdom)*	2,404,720	$8,613,385
SAP AG - ADR (Germany)	221,020	10,487,399
Shanda Interactive Entertainment Ltd. - ADR (China)*	124,850	5,660,699
Square Enix Holdings Co. Ltd. (Japan)	337,500	7,135,519
UbiSoft Entertainment S.A. (France)*	507,160	6,500,718

		38,397,720

Total Information Technology		140,078,163

Materials - 1.4%
Chemicals - 1.1%
Johnson Matthey plc (United Kingdom)	284,920	7,598,506

Paper & Forest Products - 0.3%
Norbord, Inc. (Canada)*	111,782	2,188,762

Total Materials		9,787,268

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Hutchison Telecommunications International Ltd. (Hong Kong)*	6,307,000	1,762,741
SK Telecom Co. Ltd. - ADR (South Korea)	596,270	11,036,958

Total Telecommunication Services		12,799,699

TOTAL COMMON STOCKS (Identified Cost $619,069,508)		657,832,688

PREFERRED STOCKS - 1.0%

Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany) (Identified Cost $4,649,810)	133,570	7,153,694

SHORT-TERM INVESTMENTS - 5.1%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.09% (Identified Cost $35,375,466)	35,375,466	35,375,466

TOTAL INVESTMENTS - 100.4% (Identified Cost $659,094,784)		700,361,848
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(2,864,172)

NET ASSETS - 100%		$697,497,676

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

1Rate shown is the current yield as of April 30, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 13.2%; Germany - 12.2%; United Kingdom - 10.8%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets & Liabilities (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $659,094,784) (Note 2)	$700,361,848
Cash	4,888
Dividends receivable	2,422,532
Foreign tax reclaims receivable	586,774
Receivable for fund shares sold	7,135

TOTAL ASSETS	703,383,177

LIABILITIES:

Accrued management fees (Note 3)	394,904
Accrued fund accounting and administration fees (Note 3)	9,438
Accrued Chief Compliance Officer service fees (Note 3)	667
Accrued transfer agent fees (Note 3)	13
Payable for securities purchased	4,981,047
Payable for fund shares repurchased	482,191
Other payables and accrued expenses	17,241

TOTAL LIABILITIES	5,885,501

TOTAL NET ASSETS	$697,497,676

NET ASSETS CONSIST OF:

Capital stock	$296,746
Additional paid-in-capital	662,844,160
Undistributed net investment income	3,973,002
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(10,885,383)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	41,269,151

TOTAL NET ASSETS	$697,497,676

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($697,497,676/29,674,619 shares)	$23.50

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $635,950)	$6,161,432
Interest	552

Total Investment Income	6,161,984

EXPENSES:

Management fees (Note 3)	2,016,751
Fund accounting and administration fees (Note 3)	55,714
Directors’ fees (Note 3)	6,373
Transfer agent fees (Note 3)	1,815
Chief Compliance Officer service fees (Note 3)	1,700
Custodian fees	42,238
Miscellaneous	40,803

Total Expenses	2,165,394
Less reduction of expenses (Note 3)	(4,589)

Net Expenses	2,160,805

NET INVESTMENT INCOME	4,001,179

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(1,613,946)
Foreign currency and translation of other assets and liabilities	(3,093)

(1,617,039)

Net change in unrealized appreciation (depreciation) on-
Investments	44,951,485
Foreign currency and translation of other assets and liabilities	(26,247)

44,925,238

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	43,308,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,309,378

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,001,179	$5,685,176
Net realized loss on investments and foreign currency	(1,617,039)	(9,203,449)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	44,925,238	95,428,502

Net increase from operations	47,309,378	91,910,229

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,177,043)	(4,819,796)
From net realized gain on investments	—	(4,482,170)

Total distributions to shareholders	(4,177,043)	(9,301,966)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	205,924,122	191,461,774

Net increase in net assets	249,056,457	274,070,037

NET ASSETS:

Beginning of period	448,441,219	174,371,182

End of period (including undistributed net investment income of $3,973,002 and $4,148,866, respectively)	$697,497,676	$448,441,219

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six
	Months Ended
	4/30/10	For the Years Ended
	(unaudited)	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.68	$17.78	$33.55	$26.69	$21.56	$18.84

Income (loss) from investment operations:
Net investment income	0.16[1]	0.36[1]	0.34	0.40[1]	0.42[1]	0.21
Net realized and unrealized gain (loss) on investments	1.85	4.35	(13.17)	7.16	6.42	2.85

Total from investment operations	2.01	4.71	(12.83)	7.56	6.84	3.06

Less distributions to shareholders:
From net investment income	(0.19)	(0.42)	(0.29)	(0.17)	(0.21)	(0.15)
From net realized gain on investments	—	(0.39)	(2.65)	(0.53)	(1.50)	(0.19)

Total distributions to shareholders	(0.19)	(0.81)	(2.94)	(0.70)	(1.71)	(0.34)

Net asset value - End of period	$23.50	$21.68	$17.78	$33.55	$26.69	$21.56

Net assets - End of period (000’s omitted)	$697,498	$448,441	$174,371	$216,637	$87,418	$1,617

Total return[2]	9.33%	28.10%	(41.58%)	28.88%	33.68%	16.34%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.75%[3]	0.75%	0.80%	0.84%	0.95%	1.05%
Net investment income	1.39%[3]	1.97%	1.48%	1.34%	1.69%	1.15%
Portfolio turnover	16%	49%	43%	54%	54%	40%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3,4]	0.05%	0.03%	N/A	0.09%	4.16%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing primarily in common stocks of issuers from outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Overseas Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$657,832,688	$657,832,688	$—	$—
Preferred securities	7,153,694	7,153,694	—	—
Debt securities	—	—	—	—
Mutual funds	35,375,466	35,375,466	—	—
Other financial instruments**	—	—	—	—

Total	$700,361,848	$700,361,848	$—	$—

* Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

** Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or April 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of April 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2006 through October 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. Accordingly, the Advisor waived fees of $3,831 for the six months ended April 30, 2010, which is included as a reduction of expenses on the Statement of Operations. The Advisor voluntarily waived additional fees of $758 for the six months ended April 30, 2010, which is also included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services through November 7, 2009, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense. Prior to October 12, 2009 (for sub-accountant) and November 9, 2009 (for sub-transfer agent), the Advisor had an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi served as sub-accountant and sub-transfer agent.

The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent, respectively. Effective November 7, 2009 under the amended master services agreement, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”), which serves as the Series’ sub-accountant services agent and sub-transfer agent, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), the Series’ custodian. Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale is expected to close

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

in the third quarter of 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $290,175,949 and $87,548,681, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Overseas Series were:

	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	10,995,606	$251,935,453	12,172,723	$214,883,533
Reinvested	149,986	3,353,687	474,684	7,609,183
Repurchased	(2,150,903)	(49,365,018)	(1,775,090)	(31,030,942)

Total	8,994,689	$205,924,122	10,872,317	$191,461,774

At April 30, 2010, the retirement plan of the Advisor and its affiliates owned 135,654 shares of the Series (0.5% of shares outstanding) valued at $3,187,860.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including differences in the cost basis of securities contributed

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

in-kind, losses deferred due to wash sales and foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2009 were as follows:

Ordinary income	$5,226,572
Long-term capital gains	4,075,394

At October 31, 2009, the Series had a capital loss carryover of $5,298,243, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2017.

At April 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$672,124,646
Unrealized appreciation	$65,731,457
Unrealized depreciation	(37,494,255)

Net unrealized appreciation	$28,237,202

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on December 7, 2009, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2009 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 23 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle periods relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 13 of the 26 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

18

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

This Page Intentionally Left Blank

20

This Page Intentionally Left Blank

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

MNOVS-04/10-SAR

MANNING & NAPIER FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - April 30, 2010

PRO-BLEND® CONSERVATIVE TERM SERIES

PRO-BLEND® MODERATE TERM SERIES

PRO-BLEND® EXTENDED TERM SERIES

PRO-BLEND® MAXIMUM TERM SERIES

Shareholder Expense Example - Pro-Blend® Conservative Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010, except for Class C Actual, which is from January 4, 2010* to April 30, 2010).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09*	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10**	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,055.60	$4.43	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class I
Actual	$1,000.00	$1,056.90	$3.42	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Class C
Actual	$1,000.00	$1,030.00	$5.39	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.58	$5.34	1.67%

*Class C inception date was January 4, 2010.

**Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period (except for the Series’ Class C Actual return information, which reflects the 116 day period ended April 30, 2010 due to its inception date of January 4, 2010). The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition - Pro-Blend® Conservative Term Series (unaudited)

As of April 30, 2010

Sector Allocation[4]
Financials	16.38%
Consumer Discretionary	7.43%
Information Technology	7.06%
Industrials	6.90%
Health Care	5.36%
Energy	4.62%
Materials	2.86%
Consumer Staples	2.76%
Utilities	1.48%
Telecommunication Services	0.50%

[4]Including common stocks, preferred stocks, warrants, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[5]
The Walt Disney Co.	1.05%
Google, Inc. - Class A	0.98%
Microsoft Corp.	0.64%
Southwest Airlines Co.	0.63%
Cisco Systems, Inc.	0.60%

5As a percentage of total investments.
Top Five Bond Holdings[6]
Freddie Mac, 3.75%, 3/27/2019	3.24%
Fannie Mae, 1.375%, 4/28/2011	3.15%
U.S. Treasury Note, 4.00%, 2/15/2015	2.54%
Freddie Mac, 2.875%, 2/9/2015	2.06%
Freddie Mac, 5.125%, 10/18/2016	1.95%

6As a percentage of total investments.

2

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS - 23.08%

Consumer Discretionary - 3.25%
Auto Components - 0.01%
Hankook Tire Co. Ltd. (South Korea)	3,850	$86,667

Automobiles - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany)	1,790	88,492
Suzuki Motor Corp. (Japan)	500	10,587

		99,079

Distributors - 0.01%
Inchcape plc (United Kingdom)*	90,000	47,371

Hotels, Restaurants & Leisure - 0.77%
Carnival Corp	63,183	2,634,731
Choice Hotels International, Inc.	5,440	197,526
Club Mediterranee S.A. (France)*	305	5,131
Hyatt Hotels Corp. - Class A*	2,140	88,104
International Game Technology	77,750	1,638,970
Wendy’s - Arby’s Group, Inc. - Class A	8,000	42,480

		4,606,942

Household Durables - 0.05%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	15,600	49,402
LG Electronics, Inc. (South Korea)	700	77,051
NVR, Inc.*	100	71,805
Rodobens Negocios Imobiliarios S.A. (Brazil)	14,800	106,344

		304,602

Leisure Equipment & Products - 0.00%**
Sankyo Co. Ltd. (Japan)	300	13,908

Media - 1.51%
Grupo Televisa S.A. - ADR (Mexico)	4,890	101,614
Mediacom Communications Corp. - Class A*	5,510	36,476
Reed Elsevier plc (United Kingdom)	6,050	47,627
Reed Elsevier plc - ADR (United Kingdom)	1,308	41,333
Societe Television Francaise 1 (France)	11,690	217,983
Time Warner, Inc.	72,800	2,408,224
The Walt Disney Co.	168,940	6,223,750
Wolters Kluwer N.V. (Netherlands)	2,040	41,883

		9,118,890

Multiline Retail - 0.03%
Marks & Spencer Group plc (United Kingdom)	13,000	72,900
Nordstrom, Inc.	1,020	42,156
PPR (France)	595	80,370

		195,426

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 0.83%
Dick’s Sporting Goods, Inc.*	5,930	$172,622
The Finish Line, Inc. - Class A	3,780	60,896
The Home Depot, Inc.	33,976	1,197,654
KOMERI Co. Ltd. (Japan)	1,500	38,117
Lowe’s Companies, Inc.	55,400	1,502,448
Lumber Liquidators Holdings, Inc.*	2,480	75,541
The Sherwin-Williams Co.	24,800	1,936,136

		4,983,414

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany)	890	52,329
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	380	43,937

		96,266

Total Consumer Discretionary		19,552,565

Consumer Staples - 2.29%
Beverages - 0.02%
Diageo plc (United Kingdom)	2,560	43,674
Heineken N.V. (Netherlands)	1,950	91,339

		135,013

Food & Staples Retailing - 0.71%
BJ’s Wholesale Club, Inc.*	2,560	97,997
Carrefour S.A. (France)	7,080	347,279
Casino Guichard-Perrachon S.A. (France)	730	64,830
The Kroger Co.	74,840	1,663,693
Safeway, Inc.	77,910	1,838,676
SUPERVALU, Inc.	2,250	33,525
Tesco plc (United Kingdom)	34,695	231,001

		4,277,001

Food Products - 1.53%
Danone S.A. (France)	2,700	159,542
Dean Foods Co.*	91,770	1,440,789
Flowers Foods, Inc.	3,030	79,871
General Mills, Inc.	14,400	1,024,992
Kellogg Co.	18,900	1,038,366
Nestle S.A. (Switzerland)	64,710	3,177,925
Suedzucker AG (Germany)	1,940	39,352
Unilever plc - ADR (United Kingdom)	75,410	2,269,841

		9,230,678

Household Products - 0.02%
Reckitt Benckiser Group plc (United Kingdom)	1,565	81,486

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 0.01%
Alberto-Culver Co.	2,010	$57,888

Total Consumer Staples		13,782,066

Energy - 1.97%
Energy Equipment & Services - 1.47%
Baker Hughes, Inc.	55,875	2,780,340
Calfrac Well Services Ltd. (Canada)	6,480	137,855
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	5,135	155,097
Dril-Quip, Inc.*	1,340	77,626
Schlumberger Ltd.	35,440	2,531,125
Trican Well Service Ltd. (Canada)	11,360	144,264
Weatherford International Ltd. (Switzerland)*	166,424	3,013,939

		8,840,246

Oil, Gas & Consumable Fuels - 0.50%
BP plc (United Kingdom)	4,040	35,574
Cameco Corp. (Canada)	1,010	24,856
Forest Oil Corp.*	1,205	35,307
Hess Corp.	38,420	2,441,591
Mariner Energy, Inc.*	1,801	43,008
Royal Dutch Shell plc - Class B (Netherlands)	1,346	40,674
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,900	115,292
Talisman Energy, Inc. (Canada)	6,400	108,935
Total S.A. (France)	1,130	61,641
Uranium One, Inc. (Canada)*	44,600	112,839

		3,019,717

Total Energy		11,859,963

Financials - 2.43%
Capital Markets - 0.52%
The Bank of New York Mellon Corp.[1]	78,600	2,446,818
Credit Suisse Group AG - ADR (Switzerland)	830	37,931
Federated Investors, Inc. - Class B	8,810	212,497
GAM Holding Ltd. (Switzerland)*	6,980	87,368
The Goldman Sachs Group, Inc.	680	98,736
Legg Mason, Inc.	4,320	136,901
Northern Trust Corp.	1,690	92,916
State Street Corp.	490	21,315

		3,134,482

Commercial Banks - 0.15%
Barclays plc - ADR (United Kingdom)	1,990	40,636
BNP Paribas (France)	560	38,869

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Credit Agricole S.A. (France)	1,370	$19,737
First Commonwealth Financial Corp.	34,530	226,171
The Hachijuni Bank Ltd. (Japan)	4,800	27,031
HSBC Holdings plc (United Kingdom)	5,500	56,214
HSBC Holdings plc - ADR (United Kingdom)	2,457	125,037
ICICI Bank Ltd. - ADR (India)	1,570	66,756
Societe Generale - ADR (France)[2]	3,250	34,353
The Sumitomo Trust & Banking Co. Ltd. (Japan)	4,800	29,127
U.S. Bancorp	3,290	88,073
Wilmington Trust Corp.	7,350	127,376

		879,380

Consumer Finance - 0.51%
American Express Co.	65,310	3,012,097
Discover Financial Services	2,070	32,002

		3,044,099

Diversified Financial Services - 0.13%
Bank of America Corp.	2,980	53,133
Deutsche Boerse AG (Germany)	2,700	210,447
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	2,125	105,548
ING Groep N.V. (Netherlands)*	185	1,660
JPMorgan Chase & Co.	5,190	220,990
Moody’s Corp.	9,040	223,469

		815,247

Insurance - 0.26%
Allianz SE (Germany)	2,850	328,312
The Allstate Corp.	4,370	142,768
Amil Participacoes S.A. (Brazil)	12,540	102,802
AXA S.A. (France)	1,230	24,729
Brown & Brown, Inc.	7,020	141,383
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	875	123,725
Principal Financial Group, Inc.	850	24,837
The Progressive Corp.	12,360	248,312
Willis Group Holdings plc (United Kingdom)	7,325	252,346
Zurich Financial Services AG (Switzerland)	910	203,115

		1,592,329

Real Estate Investment Trusts (REITS) - 0.76%
Acadia Realty Trust	2,660	50,753
Alexandria Real Estate Equities, Inc.	860	60,897
Alstria Office REIT AG (Germany)	6,760	76,505
American Campus Communities, Inc.	6,370	179,443

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. - Class A	11,860	$265,783
AvalonBay Communities, Inc.	1,340	139,414
BioMed Realty Trust, Inc.	13,810	255,623
Boston Properties, Inc.	1,950	153,777
Camden Property Trust	2,660	128,824
Corporate Office Properties Trust	9,830	397,623
DiamondRock Hospitality Co.*	5,110	56,159
Digital Realty Trust, Inc.	2,320	136,184
Douglas Emmett, Inc.	7,380	123,541
DuPont Fabros Technology, Inc.	6,220	137,897
Equity Lifestyle Properties, Inc.	2,080	115,461
Equity One, Inc.	4,910	95,303
Equity Residential	2,110	95,520
HCP, Inc.	6,740	216,489
Health Care REIT, Inc.	3,060	137,486
Healthcare Realty Trust, Inc.	6,290	151,841
Home Properties, Inc.	3,880	192,797
Host Hotels & Resorts, Inc.	9,877	160,600
LaSalle Hotel Properties	3,270	86,164
Lexington Realty Trust	8,540	60,463
Mack-Cali Realty Corp.	2,170	74,561
Mid-America Apartment Communities, Inc.	1,090	60,244
National Health Investors, Inc.	1,390	56,462
National Retail Properties, Inc.	5,010	117,885
Omega Healthcare Investors, Inc.	3,590	71,872
Pebblebrook Hotel Trust*	4,150	81,755
Realty Income Corp.	3,820	125,258
Simon Property Group, Inc.	2,224	197,980
Tanger Factory Outlet Centers	2,670	111,072
UDR, Inc.	6,790	137,905
Westfield Group (Australia)	4,740	56,666

		4,566,207

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	3,590	62,179

Thrifts & Mortgage Finance - 0.09%
Aareal Bank AG (Germany)*	2,455	53,999
First Niagara Financial Group, Inc.	17,660	245,474
NewAlliance Bancshares, Inc.	10,450	136,163

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	8,160	$126,725

		562,361

Total Financials		14,656,284

Health Care - 4.86%
Biotechnology - 0.54%
Amgen, Inc.*	4,380	251,237
Basilea Pharmaceutica AG (Switzerland)*	1,870	137,711
Celera Corp.*	58,620	437,891
CSL Ltd. (Australia)	2,140	64,137
Genzyme Corp.*	41,280	2,197,747
Grifols S.A. (Spain)	2,510	31,915
Sinovac Biotech Ltd. (China)*	27,610	159,862

		3,280,500

Health Care Equipment & Supplies - 1.83%
Ansell, Ltd. (Australia)	33,900	402,447
Becton, Dickinson and Co.	45,750	3,493,928
Boston Scientific Corp.*	332,410	2,286,981
Cochlear Ltd. (Australia)	5,300	363,393
Covidien plc (Ireland)	10,150	487,098
DENTSPLY International, Inc.	9,380	343,683
DexCom, Inc.*	18,240	199,728
Gen-Probe, Inc.*	7,510	355,899
Hologic, Inc.*	8,350	149,214
Inverness Medical Innovations, Inc.*	14,560	579,197
Mindray Medical International Ltd. - ADR (China)	7,500	286,500
Nobel Biocare Holding AG (Switzerland)	9,350	207,305
OraSure Technologies, Inc.*	44,835	284,254
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	53,000	248,817
Sirona Dental Systems, Inc.*	6,820	284,326
Straumann Holding AG (Switzerland)	1,445	358,514
Teleflex, Inc.	4,050	248,346
Zoll Medical Corp.*	14,960	457,028

		11,036,658

Health Care Providers & Services - 0.70%
Aetna, Inc.	4,490	132,680
AMN Healthcare Services, Inc.*	20,850	190,569
Bio-Reference Laboratories, Inc.*	8,900	208,260
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	12,000	11,127
CIGNA Corp.	3,830	122,790
Diagnosticos da America S.A. (Brazil)*	46,040	397,826

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
OdontoPrev S.A. (Brazil)	3,360	$110,276
Quest Diagnostics, Inc.	30,520	1,744,523
Sonic Healthcare Ltd. (Australia)	46,160	589,423
UnitedHealth Group, Inc.	4,250	128,818
VCA Antech, Inc.*	14,290	406,693
WellPoint, Inc.*	2,940	158,172

		4,201,157

Health Care Technology - 0.37%
Allscripts - Misys Healthcare Solutions, Inc.*	7,330	147,846
Cerner Corp.*	17,280	1,467,245
Eclipsys Corp.*	29,530	610,680

		2,225,771

Life Sciences Tools & Services - 0.72%
Caliper Life Sciences, Inc.*	78,867	316,257
ICON plc - ADR (Ireland)*	8,840	257,863
PerkinElmer, Inc.	48,233	1,208,236
Thermo Fisher Scientific, Inc.*	46,260	2,557,253

		4,339,609

Pharmaceuticals - 0.70%
AstraZeneca plc (United Kingdom)	615	27,185
AstraZeneca plc - ADR (United Kingdom)	910	40,249
Bayer AG (Germany)	2,810	179,867
GlaxoSmithKline plc (United Kingdom)	3,725	69,021
Johnson & Johnson	55,190	3,548,717
Sanofi - Aventis S.A. (France)	531	36,524
Shire plc (Ireland)	4,235	93,503
UCB S.A. (Belgium)	5,690	220,839

		4,215,905

Total Health Care		29,299,600

Industrials - 1.47%
Aerospace & Defense - 0.02%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	5,255	126,540
Hexcel Corp.*	910	14,742

		141,282

Air Freight & Logistics - 0.48%
TNT N.V. (Netherlands)	6,636	203,924
United Parcel Service, Inc. - Class B	38,772	2,680,696

		2,884,620

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines - 0.69%
AirTran Holdings, Inc.*	24,660	$130,205
Copa Holdings S.A. - Class A (Panama)	1,080	61,214
Deutsche Lufthansa AG (Germany)*	4,430	74,024
Ryanair Holdings plc - ADR (Ireland)*	3,970	111,795
Singapore Airlines Ltd. (Singapore)	4,280	47,476
Southwest Airlines Co.	283,925	3,742,132

		4,166,846

Commercial Services & Supplies - 0.05%
Tomra Systems ASA (Norway)	55,550	268,380

Electrical Equipment - 0.06%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	7,680	147,149
Alstom S.A. (France)	810	47,970
Gamesa Corporacion Tecnologica S.A. (Spain)	3,130	38,761
Nexans S.A. (France)	740	58,752
Schneider Electric S.A. (France)	570	65,215
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	2,290	28,923

		386,770

Industrial Conglomerates - 0.07%
Siemens AG (Germany)	4,420	437,492

Machinery - 0.03%
Lindsay Corp.	970	36,889
SmartHeat, Inc. (China)*	2,410	20,220
Titan International, Inc.	3,560	44,180
Wabtec Corp.	1,590	75,652

		176,941

Professional Services - 0.03%
Adecco S.A. (Switzerland)	680	40,125
Equifax, Inc.	3,150	105,840

		145,965

Road & Rail - 0.04%
All America Latina Logistica S.A. (Brazil)	17,980	160,845
Kansas City Southern*	970	39,333
RailAmerica, Inc.*	3,840	49,498

		249,676

Total Industrials		8,857,972

Information Technology - 6.03%
Communications Equipment - 1.22%
Alcatel-Lucent - ADR (France)*	56,870	180,278

The accompanying notes are an integral part of the financial statements.	10

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Blue Coat Systems, Inc.*	10,120	$329,203
Cisco Systems, Inc.*	133,478	3,593,228
Infinera Corp.*	29,430	269,284
Juniper Networks, Inc.*	54,826	1,557,607
QUALCOMM, Inc.	30,980	1,200,165
Riverbed Technology, Inc.*	7,640	236,764

		7,366,529

Computers & Peripherals - 0.41%
Compellent Technologies, Inc.*	11,600	145,812
EMC Corp.*	121,020	2,300,590

		2,446,402

Electronic Equipment, Instruments & Components - 0.02%
LoJack Corp.*	28,340	118,461

Internet Software & Services - 1.02%
comScore, Inc.*	8,100	147,015
Google, Inc. - Class A*	11,045	5,803,485
NetEase.com, Inc. - ADR (China)*	1,380	48,121
Vocus, Inc.*	7,230	123,271

		6,121,892

IT Services - 1.06%
Accenture plc - Class A (Ireland)	4,490	195,944
Amdocs Ltd. (Guernsey)*	13,860	442,689
Automatic Data Processing, Inc.	57,078	2,474,902
Cap Gemini S.A. (France)	4,130	209,810
Cielo S.A. (Brazil)	21,920	211,728
Paychex, Inc.	5,800	177,480
Redecard S.A. (Brazil)	13,370	221,981
The Western Union Co.	135,300	2,469,225

		6,403,759

Semiconductors & Semiconductor Equipment - 0.14%
Advantest Corp. (Japan)	11,600	302,673
Hynix Semiconductor, Inc. (South Korea)*	1,730	44,329
KLA-Tencor Corp.	2,700	91,962
Sumco Corp. (Japan)*	4,000	89,211
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,461	57,832
Tokyo Electron Ltd. (Japan)	3,900	257,827

		843,834

Software - 2.16%
Autodesk, Inc.*	95,040	3,232,310

11	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Electronic Arts, Inc.*	128,830	$2,495,437
Microsoft Corp.	124,940	3,815,668
Misys plc (United Kingdom)*	21,155	75,774
Net 1 UEPS Technologies, Inc. (South Africa)*	10,000	164,000
SAP AG (Germany)	1,550	74,759
SAP AG - ADR (Germany)	56,230	2,668,114
Shanda Interactive Entertainment Ltd. - ADR (China)*	4,170	189,068
Sonic Solutions, Inc.*	8,830	110,816
Square Enix Holdings Co. Ltd. (Japan)	2,600	54,970
UbiSoft Entertainment S.A. (France)*	9,500	121,770

		13,002,686

Total Information Technology		36,303,563

Materials - 0.56%
Chemicals - 0.56%
Arkema S.A. (France)	2	84
Calgon Carbon Corp.*	7,130	110,515
Johnson Matthey plc (United Kingdom)	2,300	61,338
Monsanto Co.	50,280	3,170,657
The Scotts Miracle-Gro Co. - Class A	700	33,915

		3,376,509

Paper & Forest Products - 0.00%**
Norbord, Inc. (Canada)*	577	11,298

Total Materials		3,387,807

Telecommunication Services - 0.17%
Diversified Telecommunication Services - 0.02%
France Telecom S.A. (France)	3,130	68,534
Swisscom AG - ADR (Switzerland)[2]	2,120	71,486

		140,020

Wireless Telecommunication Services - 0.15%
American Tower Corp. - Class A*	3,890	158,751
Crown Castle International Corp.*	7,250	274,412
Hutchison Telecommunications International Ltd. (Hong Kong)*	6,550	1,831
SBA Communications Corp. - Class A*	8,440	298,523
SK Telecom Co. Ltd. - ADR (South Korea)	7,440	137,714

		871,231

Total Telecommunication Services		1,011,251

Utilities - 0.05%
Electric Utilities - 0.02%
E.ON AG (Germany)	3,515	129,918

The accompanying notes are an integral part of the financial statements.	12

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Utilities (continued)
Independent Power Producers & Energy Traders - 0.01%
Mirant Corp.*	2,430	$28,334
RRI Energy, Inc.*	7,380	30,037

		58,371

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)	4,460	42,923

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	3,500	50,741

Total Utilities		281,953

TOTAL COMMON STOCKS
(Identified Cost $121,738,873)		138,993,024

PREFERRED STOCKS - 0.20%

Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)	930	49,808

Financials - 0.19%
Commercial Banks - 0.09%
PNC Financial Services Group, Inc., Series K3	180,000	191,054
Wells Fargo & Co., Series K	300,000	316,500

		507,554

Diversified Financial Services - 0.10%
Bank of America Corp., Series K	320,000	322,135
JPMorgan Chase & Co., Series 1	285,000	299,321

		621,456

Total Financials		1,129,010

TOTAL PREFERRED STOCKS
(Identified Cost $1,074,383)		1,178,818

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $215)	348	89

13	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS - 31.34%

Convertible Corporate Bonds - 0.11%
Consumer Discretionary - 0.01%
Hotels, Restaurants & Leisure - 0.01%
Carnival Corp., 2.00%, 4/15/2021	$55,000	$62,012

Energy - 0.04%
Energy Equipment & Services - 0.04%
Schlumberger Ltd., Series B, 2.125%, 6/1/2023	130,000	234,000

Health Care - 0.02%
Biotechnology - 0.02%
Amgen, Inc., 0.375%, 2/1/2013	110,000	110,688

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	45,000	50,288

Information Technology - 0.03%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	40,000	52,100

Semiconductors & Semiconductor Equipment - 0.02%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	175,000	168,656

Total Information Technology		220,756

Total Convertible Corporate Bonds
(Identified Cost $612,986)		677,744

Non-Convertible Corporate Bonds - 31.23%
Consumer Discretionary - 4.08%
Diversified Consumer Services - 0.03%
Affinion Group, Inc., 11.50%, 10/15/2015	180,000	189,900

Hotels, Restaurants & Leisure - 1.31%
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,657,444
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,172,906
McDonald’s Corp., 6.30%, 10/15/2037	190,000	212,851
Scientific Games Corp.[4] , 7.875%, 6/15/2016	110,000	111,237
Scientific Games International, Inc.[4] , 9.25%, 6/15/2019	140,000	150,850
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	225,000	241,875
Wyndham Worldwide Corp., 9.875%, 5/1/2014	90,000	102,585
Wyndham Worldwide Corp., 6.00%, 12/1/2016	165,000	164,311
Yonkers Racing Corp.[4] , 11.375%, 7/15/2016	90,000	98,550

		7,912,609

Household Durables - 0.38%
Fortune Brands, Inc., 4.875%, 12/1/2013	1,800,000	1,883,527
Fortune Brands, Inc., 5.375%, 1/15/2016	355,000	373,859

		2,257,386

The accompanying notes are an integral part of the financial statements.	14

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 1.78%
Cablevision Systems Corp.[4] , 8.625%, 9/15/2017	$285,000	$300,675
Columbus International, Inc. (Barbados)[4] , 11.50%, 11/20/2014	130,000	142,844
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	657,000	763,125
Comcast Corp., 5.70%, 7/1/2019	2,800,000	2,982,386
Comcast Corp., 5.15%, 3/1/2020	2,000,000	2,041,444
Comcast Corp., 6.50%, 11/15/2035	55,000	57,982
Comcast Corp., 6.95%, 8/15/2037	490,000	545,732
DIRECTV Holdings LLC[4] , 5.20%, 3/15/2020	310,000	312,574
MDC Partners, Inc. (Canada)[4] , 11.00%, 11/1/2016	50,000	54,750
Sirius XM Radio, Inc.[4] , 9.75%, 9/1/2015	95,000	103,788
Time Warner, Inc., 7.625%, 4/15/2031	320,000	371,852
Unitymedia Hessen GmbH & Co. KG (Germany)[4] , 8.125%, 12/1/2017	100,000	102,000
Unitymedia Hessen GmbH & Co. KG (Germany)[4] , 8.125%, 12/1/2017	90,000	123,426
UPC Holding B.V. (Netherlands)[4] , 9.875%, 4/15/2018	160,000	168,800
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	120,000	125,700
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	50,000	54,875
The Walt Disney Co., Series B, 7.00%, 3/1/2032	145,000	175,857
The Walt Disney Co., Series C, 5.625%, 9/15/2016	1,800,000	2,052,268
WMG Acquisition Corp.[4] , 9.50%, 6/15/2016	140,000	151,200
XM Satellite Radio, Inc.[4] , 11.25%, 6/15/2013	75,000	82,312

		10,713,590

Multiline Retail - 0.06%
Target Corp., 6.00%, 1/15/2018	320,000	366,291

Specialty Retail - 0.45%
The Home Depot, Inc., 5.40%, 3/1/2016	340,000	372,932
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,061,479
Toys R Us Property Co. LLC[4] , 8.50%, 12/1/2017	230,000	243,225

		2,677,636

Textiles, Apparel & Luxury Goods - 0.07%
Levi Strauss & Co., 8.625%, 4/1/2013	50,000	67,904
VF Corp., 5.95%, 11/1/2017	330,000	366,136

		434,040

Total Consumer Discretionary		24,551,452

Consumer Staples - 0.43%
Beverages - 0.19%
CEDC Finance Corp. International, Inc.[4] , 9.125%, 12/1/2016	235,000	249,100
The Coca-Cola Co., 5.35%, 11/15/2017	160,000	178,226
Constellation Brands, Inc., 8.375%, 12/15/2014	230,000	246,675
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	117,862

15	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
PepsiCo, Inc., 7.90%, 11/1/2018	$285,000	$359,499

		1,151,362

Food & Staples Retailing - 0.06%
Ingles Markets, Inc., 8.875%, 5/15/2017	85,000	89,888
The Kroger Co., 6.75%, 4/15/2012	240,000	261,972

		351,860

Food Products - 0.12%
General Mills, Inc., 5.65%, 2/15/2019	330,000	360,749
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	370,052

		730,801

Personal Products - 0.06%
Revlon Consumer Products Corp.[4], 9.75%, 11/15/2015	335,000	344,212

Total Consumer Staples		2,578,235

Energy - 2.55%
Energy Equipment & Services - 1.31%
Baker Hughes, Inc., 7.50%, 11/15/2018	295,000	359,202
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	275,000	277,750
Complete Production Services, Inc., 8.00%, 12/15/2016	160,000	163,600
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	70,000	71,050
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	180,000	178,875
Key Energy Services, Inc., 8.375%, 12/1/2014	160,000	163,200
Thermon Industries, Inc.[4], 9.50%, 5/1/2017	185,000	188,700
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	5,000,000	6,466,470

		7,868,847

Oil, Gas & Consumable Fuels - 1.24%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	90,000	88,200
Anadarko Petroleum Corp., 5.95%, 9/15/2016	95,000	105,456
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,533,849
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,473,709
Apache Corp., 6.90%, 9/15/2018	155,000	184,723
Aquilex Holdings LLC - Aquilex Finance Corp.[4], 11.125%, 12/15/2016	115,000	124,775
Arch Coal, Inc.[4], 8.75%, 8/1/2016	55,000	58,575
Arch Western Finance LLC, 6.75%, 7/1/2013	180,000	181,350
Chesapeake Energy Corp., 9.50%, 2/15/2015	120,000	131,550
Chesapeake Energy Corp., 6.875%, 1/15/2016	105,000	104,737
Coffeyville Resources LLC - Coffeyville Finance, Inc.[4], 9.00%, 4/1/2015	90,000	91,800
Coffeyville Resources LLC - Coffeyville Finance, Inc.[4], 10.875%, 4/1/2017	85,000	86,700
Crosstex Energy - Crosstex Energy Finance Corp.[4], 8.875%, 2/15/2018	165,000	171,600

The accompanying notes are an integral part of the financial statements.	16

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4], 11.75%, 5/27/2014	$105,000	$116,550
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4], 10.00%, 1/15/2018	45,000	45,000
Martin Midstream Partners LP - Martin Midstream Finance Corp.[4], 8.875%, 4/1/2018	180,000	182,700
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[4], 8.875%, 3/15/2018	125,000	130,625
Plains Exploration & Production Co., 8.625%, 10/15/2019	190,000	200,925
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	178,500
Tesoro Corp., 9.75%, 6/1/2019	255,000	274,125
Whiting Petroleum Corp., 7.00%, 2/1/2014	35,000	36,138

		7,501,587

Total Energy		15,370,434

Financials - 13.54%
Capital Markets - 1.14%
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	340,056
Goldman Sachs Capital II5, 5.793%, 12/29/2049	380,000	300,675
The Goldman Sachs Group, Inc.[6], 3.25%, 6/15/2012	3,266,000	3,409,074
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	347,027
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	2,000,000	1,942,662
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	190,000	175,731
Morgan Stanley, 5.55%, 4/27/2017	355,000	356,708

		6,871,933

Commercial Banks - 2.54%
Household Finance Co., 6.375%, 11/27/2012	165,000	181,203
HSBC Finance Corp., 7.00%, 5/15/2012	250,000	273,354
KeyBank National Association[6], 3.20%, 6/15/2012	3,476,000	3,624,658
KeyBank National Association, 5.45%, 3/3/2016	410,000	417,576
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	342,642
National City Corp., 6.875%, 5/15/2019	6,000,000	6,710,790
PNC Bank National Association[3], 5.25%, 1/15/2017	195,000	201,948
PNC Funding Corp.[3,6], 2.30%, 6/22/2012	2,246,000	2,301,079
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,886
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	112,464
USB Capital XIII Trust, 6.625%, 12/15/2039	210,000	220,838
Wachovia Corp., 5.25%, 8/1/2014	345,000	366,006

17	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Wells Fargo & Co.[6], 3.00%, 12/9/2011	$515,000	$532,437

		15,316,881

Consumer Finance - 1.15%
American Express Co., 8.125%, 5/20/2019	5,000,000	6,123,955
American Express Co.[5], 6.80%, 9/1/2066	330,000	325,050
American Express Credit Corp., Series B5, 0.39863%, 10/4/2010	280,000	280,011
Credit Acceptance Corp.[4], 9.125%, 2/1/2017	150,000	156,750

		6,885,766

Diversified Financial Services - 5.29%
Bank of America Corp.[6], 3.125%, 6/15/2012	5,518,000	5,735,972
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,886,562
Bank of America Corp., 5.75%, 8/15/2016	205,000	210,344
Bank of America Corp., 7.625%, 6/1/2019	3,200,000	3,652,858
Citigroup Funding, Inc.[6], 1.875%, 10/22/2012	1,520,000	1,536,249
Citigroup, Inc.[6], 2.875%, 12/9/2011	5,788,000	5,970,669
Citigroup, Inc., 8.50%, 5/22/2019	4,000,000	4,722,112
JPMorgan Chase & Co.[6], 3.125%, 12/1/2011	3,600,000	3,726,720
JPMorgan Chase & Co., 6.30%, 4/23/2019	4,000,000	4,439,108

		31,880,594

Insurance - 0.07%
American International Group, Inc., 4.25%, 5/15/2013	30,000	29,300
Fidelity National Financial, Inc., 6.60%, 5/15/2017	210,000	210,036
Hartford Financial Services Group, Inc.[5], 8.125%, 6/15/2038	190,000	195,700

		435,036

Real Estate Investment Trusts (REITS) - 3.35%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	2,145,000	2,324,592
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,461,348
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,259,578
DuPont Fabros Technology LP4, 8.50%, 12/15/2017	305,000	316,438
Felcor Lodging LP, 10.00%, 10/1/2014	175,000	182,875
HCP, Inc., 6.70%, 1/30/2018	4,155,000	4,341,651
Health Care REIT, Inc., 6.20%, 6/1/2016	200,000	214,886
Host Hotels & Resorts LP, 6.875%, 11/1/2014	105,000	106,706
Omega Healthcare Investors, Inc.[4], 7.50%, 2/15/2020	165,000	169,538
Simon Property Group LP, 10.35%, 4/1/2019	3,680,000	4,768,658

		20,146,270

Total Financials		81,536,480

The accompanying notes are an integral part of the financial statements.	18

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.41%
Biotechnology - 0.01%
Talecris Biotherapeutics Holdings Corp.[4], 7.75%, 11/15/2016	$85,000	$85,850

Health Care Equipment & Supplies - 0.15%
Becton, Dickinson and Co., 6.00%, 5/15/2039	330,000	358,852
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	75,000	78,750
Fresenius US Finance II, Inc.[4], 9.00%, 7/15/2015	75,000	84,375
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	85,000	83,725
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	267,000	272,340

		878,042

Health Care Providers & Services - 0.10%
BioScrip, Inc.[4], 10.25%, 10/1/2015	165,000	169,125
HCA, Inc.[4], 7.875%, 2/15/2020	165,000	177,581
Health Management Associates, Inc., 6.125%, 4/15/2016	255,000	246,394

		593,100

Life Sciences Tools & Services - 0.03%
PharmaNet Development Group, Inc.[4], 10.875%, 4/15/2017	180,000	184,275

Pharmaceuticals - 0.12%
Abbott Laboratories, 5.60%, 11/30/2017	160,000	179,915
Johnson & Johnson, 5.95%, 8/15/2037	160,000	178,126
Valeant Pharmaceuticals International[4], 7.625%, 3/15/2020	185,000	188,237
Wyeth, 6.50%, 2/1/2034	155,000	177,191

		723,469

Total Health Care		2,464,736

Industrials - 5.33%
Aerospace & Defense - 0.10%
The Boeing Co., 6.00%, 3/15/2019	325,000	365,079
GeoEye, Inc.[4], 9.625%, 10/1/2015	75,000	78,094
Honeywell International, Inc., 5.30%, 3/1/2018	170,000	183,805

		626,978

Air Freight & Logistics - 0.70%
FedEx Corp., 8.00%, 1/15/2019	3,200,000	3,995,603
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	202,518

		4,198,121

Airlines - 0.33%
AirTran Airways, Inc.[7,8], 10.41%, 4/1/2017	129,153	124,955
Delta Air Lines, Inc.[4], 9.50%, 9/15/2014	385,000	407,619
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	370,706

19	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 5.75%, 12/15/2016	$1,070,000	$1,105,891

		2,009,171

Building Products - 0.07%
Building Materials Corp. of America[4], 7.50%, 3/15/2020	85,000	84,788
Owens Corning, 9.00%, 6/15/2019	150,000	181,099
USG Corp.[4], 9.75%, 8/1/2014	120,000	129,600

		395,487

Commercial Services & Supplies - 0.89%
ACCO Brands Corp.[4], 10.625%, 3/15/2015	80,000	88,600
Clean Harbors, Inc., 7.625%, 8/15/2016	165,000	171,806
Corrections Corp. of America, 6.25%, 3/15/2013	75,000	76,125
Corrections Corp. of America, 7.75%, 6/1/2017	75,000	79,500
Garda World Security Corp. (Canada)[4], 9.75%, 3/15/2017	165,000	170,982
Waste Management, Inc., 7.375%, 3/11/2019	4,000,000	4,747,952

		5,334,965

Industrial Conglomerates - 1.52%
General Electric Capital Corp.[6], 3.00%, 12/9/2011	5,798,000	5,992,430
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,907,280
General Electric Capital Corp.[5], 6.375%, 11/15/2067	340,000	325,550
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	345,000	376,248
General Electric Co., 5.25%, 12/6/2017	180,000	191,448
Textron, Inc., 7.25%, 10/1/2019	350,000	384,853

		9,177,809

Machinery - 0.44%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	358,852
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	22,051
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,300,903

		2,681,806

Marine - 0.04%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[4], 8.875%, 11/1/2017	90,000	94,050
United Maritime Group LLC - United Maritime Group Finance Corp.[4], 11.75%, 6/15/2015	115,000
		119,600

		213,650

Road & Rail - 1.24%
CSX Corp., 6.25%, 4/1/2015	1,800,000	2,033,395
CSX Corp., 7.375%, 2/1/2019	4,000,000	4,787,772

The accompanying notes are an integral part of the financial statements.	20

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
CSX Corp., 6.00%, 10/1/2036	$355,000	$363,542
RailAmerica, Inc., 9.25%, 7/1/2017	67,000	72,193
Union Pacific Corp., 5.65%, 5/1/2017	175,000	189,331

		7,446,233

Total Industrials		32,084,220

Information Technology - 0.90%
Communications Equipment - 0.17%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	150,163
Cisco Systems, Inc., 5.90%, 2/15/2039	345,000	361,709
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	290,000	298,700
Nokia Corp. (Finland), 5.375%, 5/15/2019	175,000	185,589

		996,161

Computers & Peripherals - 0.03%
International Business Machines Corp., 5.60%, 11/30/2039	170,000	176,786

Electronic Equipment, Instruments & Components - 0.64%
Corning, Inc., 6.20%, 3/15/2016	215,000	237,135
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,646,378

		3,883,513

Semiconductors & Semiconductor Equipment - 0.03%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[4], 10.50%, 4/15/2018	180,000	189,900

Software - 0.03%
Microsoft Corp., 5.20%, 6/1/2039	190,000	194,019

Total Information Technology		5,440,379

Materials - 2.26%
Chemicals - 0.41%
E.I. du Pont de Nemours & Co., 5.875%, 1/15/2014	1,800,000	2,017,838
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	360,509
Solutia, Inc., 7.875%, 3/15/2020	85,000	87,762

		2,466,109

Containers & Packaging - 0.08%
Ball Corp., 6.625%, 3/15/2018	75,000	76,313
BWAY Corp., 10.00%, 4/15/2014	225,000	246,375
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[4], 8.50%, 5/15/2018	190,000	191,425

		514,113

21	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.60%
Alcoa, Inc., 5.72%, 2/23/2019	$2,032,000	$2,005,598
Alcoa, Inc., 5.87%, 2/23/2022	295,000	283,569
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,071,532
Essar Steel Algoma, Inc. (Canada)[4], 9.375%, 3/15/2015	90,000	92,250
Steel Dynamics, Inc., 7.75%, 4/15/2016	165,000	172,219

		3,625,168

Paper & Forest Products - 1.17%
Georgia-Pacific LLC[4], 8.25%, 5/1/2016	145,000	158,775
Georgia-Pacific LLC[4], 7.125%, 1/15/2017	110,000	116,050
International Paper Co., 9.375%, 5/15/2019	5,000,000	6,359,960
International Paper Co., 7.50%, 8/15/2021	330,000	387,621

		7,022,406

Total Materials		13,627,796

Telecommunication Services - 0.32%
Diversified Telecommunication Services - 0.11%
Clearwire Communications LLC - Clearwire Finance, Inc.[4], 12.00%, 12/1/2015	60,000	62,550
Clearwire Communications LLC - Clearwire Finance, Inc.[4], 12.00%, 12/1/2015	115,000	119,313
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[4], 8.875%, 1/15/2015	245,000	253,575
Wind Acquisition Finance S.A. (Luxembourg)[4], 11.75%, 7/15/2017	230,000	255,875

		691,313

Wireless Telecommunication Services - 0.21%
CC Holdings GS V LLC - Crown Castle GS III Corp.[4], 7.75%, 5/1/2017	185,000	201,187
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	390,000	414,577
NII Capital Corp.[4], 8.875%, 12/15/2019	230,000	243,800
SBA Telecommunications, Inc.[4], 8.00%, 8/15/2016	170,000	179,350
SBA Tower Trust[4], 5.101%, 4/15/2017	200,000	206,001

		1,244,915

Total Telecommunication Services		1,936,228

Utilities - 1.41%
Electric Utilities - 1.36%
Allegheny Energy Supply Co. LLC[4], 5.75%, 10/15/2019	365,000	362,078
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,954,455
Exelon Generation Co. LLC, 5.35%, 1/15/2014	340,000	369,081
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,164,635
Southwestern Electric Power Co., 6.45%, 1/15/2019	330,000	367,288

		8,217,537

The accompanying notes are an integral part of the financial statements.	22

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders - 0.03%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	$110,000	$103,400
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[4], 10.875%, 6/1/2016	75,000	79,875

		183,275

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	97,495

Total Utilities		8,498,307

Total Non-Convertible Corporate Bonds
(Identified Cost $181,229,036)		188,088,267

TOTAL CORPORATE BONDS
(Identified Cost $181,842,022)		188,766,011

MUTUAL FUNDS - 0.58%

iShares Dow Jones US Real Estate Index Fund	3,890	205,976
iShares iBoxx High Yield Corporate Bond Fund	16,750	1,497,450
iShares iBoxx Investment Grade Corporate Bond Fund	16,940	1,817,831

TOTAL MUTUAL FUNDS
(Identified Cost $3,257,068)		3,521,257

U.S. TREASURY SECURITIES - 9.53%
U.S. Treasury Bonds - 1.42%
U.S. Treasury Bond, 5.50%, 8/15/2028	$1,410,000	1,617,314
U.S. Treasury Bond, 5.25%, 2/15/2029	4,400,000	4,906,000
U.S. Treasury Bond, 4.50%, 2/15/2036	2,000,000	2,010,624

Total U.S. Treasury Bonds
(Identified Cost $8,509,851)		8,533,938

U.S. Treasury Notes - 8.11%
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,036,211
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,630,702
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,875,058
U.S. Treasury Note, 2.25%, 5/31/2014	1,300,000	1,310,563
U.S. Treasury Note, 2.625%, 6/30/2014	6,490,000	6,629,937
U.S. Treasury Note, 2.375%, 9/30/2014	2,490,000	2,507,898
U.S. Treasury Note, 4.00%, 2/15/2015	14,000,000	15,071,868
U.S. Treasury Note, 3.50%, 2/15/2018	3,700,000	3,758,101

23	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 3.75%, 11/15/2018	$3,000,000	$3,064,452

Total U.S. Treasury Notes
(Identified Cost $47,011,662)		48,884,790

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $55,521,513)		57,418,728

ASSET-BACKED SECURITIES - 0.03%
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4], 5.29%, 3/25/2016 (Identified Cost $169,991)	170,000	179,928

FOREIGN GOVERNMENT BONDS - 0.06%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $491,886)	380,000	385,783

U.S. GOVERNMENT AGENCIES - 26.37%
Mortgage-Backed Securities - 6.40%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	13,291	14,300
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	117,640	123,686
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	65,175	68,524
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	188,145	199,396
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	67,935	70,875
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	67,954	71,826
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	595,194	620,948
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	1,526,250	1,588,476
Fannie Mae, Pool #AA4537, 4.50%, 4/1/2024	150,979	157,135
Fannie Mae, Pool #AC0495, 4.50%, 9/1/2024	734,086	764,015
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	1,161,792	1,209,159
Fannie Mae, Pool #AC5902, 4.50%, 10/1/2024	1,332,386	1,386,708
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	111,273	120,601
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	2,591	2,835
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	442,115	449,857
Fannie Mae, Pool #900130, 6.00%, 9/1/2036	338,041	360,884
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	897,166	972,219
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	65,904	71,417
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	171,470	182,628
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	58,714	60,905
Fannie Mae, Pool #945845, 6.00%, 8/1/2037	130,809	139,321
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	1,363	1,475
Fannie Mae, Pool #946148, 6.00%, 10/1/2037	675,212	719,150
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	156,462	166,644

The accompanying notes are an integral part of the financial statements.	24

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	$42,109	$43,680
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	656,427	680,510
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	244,177	253,287
Fannie Mae, Pool #969756, 5.00%, 2/1/2038	569,972	590,883
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	754,096	781,762
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	38,375	39,783
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	25,883	26,832
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	444,307	460,886
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	1,186,346	1,230,611
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	794,765	823,923
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	26,234	27,197
Fannie Mae, Pool #984379, 6.00%, 5/1/2038	681,933	725,882
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	25,266	26,192
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	380,761	394,730
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	79,380	82,293
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	90,181	95,993
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	362,626	375,930
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	365,071	388,598
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	1,182,631	1,258,849
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	31,720	33,764
Fannie Mae, Pool #990503, 6.00%, 9/1/2038	131,920	140,422
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,658,089	1,764,949
Fannie Mae, Pool #986889, 6.00%, 10/1/2038	754,424	803,045
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	29,652	30,740
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	531,359	565,604
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	481,433	512,460
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	308,876	328,782
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	944,396	979,043
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	322,293	334,117
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	47,603	49,350
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	629,785	652,890
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	739,708	766,615
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	354,286	377,119
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	753,479	780,886
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	243,632	252,494
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	49,742	51,551
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	497,549	529,615
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	70,276	72,832
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	932,207	992,286
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	297,518	316,692
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	218,571	226,521
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	545,757	565,609
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	1,274,978	1,321,356

25	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	$428,827	$444,426
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	927,676	961,420
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	38,924	40,340
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	9,142	9,860
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	225,944	243,265
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	113,651	120,341
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	54,988	58,903
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	95,254	99,271
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	7,338	8,056
GNMA, Pool #365225, 9.00%, 11/15/2024	1,963	2,268
GNMA, Pool #398655, 6.50%, 5/15/2026	897	982
GNMA, Pool #452826, 9.00%, 1/15/2028	2,057	2,392
GNMA, Pool #460820, 6.00%, 6/15/2028	14,728	16,040
GNMA, Pool #458983, 6.00%, 1/15/2029	25,787	28,083
GNMA, Pool #530481, 8.00%, 8/15/2030	16,602	19,116
GNMA, Pool #577796, 6.00%, 1/15/2032	23,834	25,956
GNMA, Pool #003808, 6.00%, 1/20/2036	338,529	365,266
GNMA, Pool #651235, 6.50%, 2/15/2036	225,812	245,133
GNMA, Pool #003830, 5.50%, 3/20/2036	796,607	848,297
GNMA, Pool #671304, 5.50%, 6/15/2037	121,999	129,837
GNMA, Pool #671531, 5.50%, 9/15/2037	79,024	84,101
GNMA, Pool #671161, 5.50%, 11/15/2037	361,405	384,626
GNMA, Pool #672715, 5.50%, 5/15/2038	269,407	286,548
GNMA, Pool #782639, 5.50%, 12/15/2038	772,901	823,704
GNMA, Pool #707098, 5.50%, 1/15/2039	950,973	1,011,479
GNMA, Pool #703481, 5.50%, 2/15/2039	1,870,613	1,989,630

Total Mortgage-Backed Securities
(Identified Cost $37,750,775)		38,528,887

Other Agencies - 19.97%
Fannie Mae, 1.375%, 4/28/2011	18,600,000	18,745,192
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,219,745
Fannie Mae, 5.25%, 9/15/2016	9,500,000	10,566,916
Fannie Mae, 6.25%, 5/15/2029	2,429,000	2,843,453
Fannie Mae, 7.25%, 5/15/2030	2,910,000	3,785,229
Fannie Mae, 6.625%, 11/15/2030	2,339,000	2,864,545
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,036,036
Federal Home Loan Bank, 4.625%, 10/10/2012	3,600,000	3,881,804
Federal Home Loan Bank, 4.50%, 11/15/2012	10,000	10,753
Federal Home Loan Bank, 3.375%, 2/27/2013	10,000	10,487
Federal Home Loan Bank, 5.25%, 6/18/2014	4,950,000	5,539,679
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	8,741,682
Freddie Mac, 1.75%, 6/15/2012	430,000	434,351

The accompanying notes are an integral part of the financial statements.	26

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 5.50%, 8/20/2012	$390,000	$426,307
Freddie Mac, 3.00%, 7/28/2014	3,400,000	3,487,472
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,235,690
Freddie Mac, 5.50%, 7/18/2016	2,600,000	2,934,412
Freddie Mac, 5.125%, 10/18/2016	10,495,000	11,601,351
Freddie Mac, 5.125%, 11/17/2017	2,255,000	2,481,147
Freddie Mac, 3.75%, 3/27/2019	19,465,000	19,240,802
Freddie Mac, 6.75%, 3/15/2031	1,693,000	2,107,287
Freddie Mac, 6.25%, 7/15/2032	2,625,000	3,109,013

Total Other Agencies
(Identified Cost $120,107,749)		120,303,353

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $157,858,524)		158,832,240

SHORT-TERM INVESTMENTS - 7.47%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.09%,	23,282,035	23,282,035
Fannie Mae Discount Notes[10], 0.38%, 2/17/2011	$8,750,000	8,723,217
Federal Home Loan Bank Discount Notes[10], 0.35%, 10/8/2010	3,000,000	2,996,973
Freddie Mac Discount Notes[10], 0.38%, 1/10/2011	10,000,000	9,976,900

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $44,973,588)		44,979,125

TOTAL INVESTMENTS - 98.66%
(Identified Cost $566,928,063)		594,255,003
OTHER ASSETS, LESS LIABILITIES - 1.34%		8,074,812

NET ASSETS - 100%		$602,329,815

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 2010:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
5/26/2010	EUR380,000	$515,451	$506,001	$9,450

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

27	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $9,948,579, or 1.65%, of the Series’ net assets as of April 30, 2010 (see Note 2 to the financial statements).

[5]	The coupon rate is floating and is the stated rate as of April 30, 2010.
[6]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[7]	Security has been valued at fair value.
[8]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid. This security amounts to $124,955, or 0.02%, of the Series’ net assets as of April 30, 2010 (see Note 2 to the financial statements).

[9]	Rate shown is the current yield as of April 30, 2010.
[10]	Rate shown reflects the annualized yield at time of purchase.

The accompanying notes are an integral part of the financial statements.	28

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $566,928,063) (Note 2)	$594,255,003
Interest receivable	4,796,887
Receivable for fund shares sold	3,586,318
Receivable for securities sold	1,081,337
Dividends receivable	100,148
Foreign tax reclaims receivable	50,492
Unrealized appreciation on foreign forward currency contracts (Note 2)	9,450
Prepaid and other expenses	10,970

TOTAL ASSETS	603,890,605

LIABILITIES:

Accrued management fees (Note 3)	284,686
Accrued shareholder services fees (Class S) (Note 3)	76,993
Accrued transfer agent fees (Note 3)	3,759
Accrued distribution and service (Rule 12b-1) fees (Class C) (Note 3)	2,980
Accrued Chief Compliance Officer service fees (Note 3)	667
Accrued directors’ fees (Note 3)	130
Payable for securities purchased	1,051,961
Payable for fund shares repurchased	139,614

TOTAL LIABILITIES	1,560,790

TOTAL NET ASSETS	$602,329,815

NET ASSETS CONSIST OF:

Capital stock	$490,774
Additional paid-in-capital	563,628,255
Undistributed net investment income	4,242,361
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	6,632,493
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	27,335,932

TOTAL NET ASSETS	$602,329,815

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($489,377,561/38,347,728 shares)	$12.76

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($108,224,341/10,270,489 shares)	$10.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($4,727,913/459,162 shares)	$10.30

29	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Interest	$6,920,288
Dividends (net of foreign taxes withheld, $28,517)	997,710

Total Investment Income	7,917,998

EXPENSES:

Management fees (Note 3)	1,498,042
Shareholder services fees (Class S) (Note 3)	397,287
Fund accounting and administration fees (Note 3)	56,219
Transfer agent fees (Note 3)	27,691
Directors’ fees (Note 3)	6,373
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	5,612
Chief Compliance Officer service fees (Note 3)	1,700
Custodian fees	18,059
Miscellaneous	61,744

Total Expenses	2,072,727
Less reduction of expenses (Note 3)	(772)

Net Expenses	2,071,955

NET INVESTMENT INCOME	5,846,043

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	8,915,231
Foreign currency and translation of other assets and liabilities	(6,470)

8,908,761

Net change in unrealized appreciation on- Investments	12,751,237
Foreign currency and translation of other assets and liabilities	7,128

12,758,365

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	21,667,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,513,169

The accompanying notes are an integral part of the financial statements.	30

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,846,043	$4,685,975
Net realized gain (loss) on investments and foreign currency	8,908,761	244,460
Net change in unrealized appreciation on investments and foreign currency	12,758,365	22,248,877

Net increase from operations	27,513,169	27,179,312

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,631,922)	(2,955,314)
From net investment income (Class I)	(1,344,321)	(235,623)

Total distributions to shareholders	(4,976,243)	(3,190,937)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	155,712,466	260,840,800

Net increase in net assets	178,249,392	284,829,175

NET ASSETS:

Beginning of period	424,080,423	139,251,248

End of period (including undistributed net investment income of $4,242,361 and $3,372,561, respectively)	$602,329,815	$424,080,423

31	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	For the Six Months Ended 4/30/10	For the Years Ended
	(unaudited)	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.21	$11.13	$12.74	$12.35	$11.90	$11.54

Income (loss) from investment operations:
Net investment income	0.14[1]	0.23[1]	0.24	0.30	0.28	0.17
Net realized and unrealized gain (loss) on investments	0.53	1.07	(1.15)	0.65	0.69	0.46

Total from investment operations	0.67	1.30	(0.91)	0.95	0.97	0.63

Less distributions to shareholders:
From net investment income	(0.12)	(0.22)	(0.27)	(0.31)	(0.20)	(0.18)
From net realized gain on investments	—	—	(0.43)	(0.25)	(0.32)	(0.09)

Total distributions to shareholders	(0.12)	(0.22)	(0.70)	(0.56)	(0.52)	(0.27)

Net asset value - End of period	$12.76	$12.21	$11.13	$12.74	$12.35	$11.90

Net assets - End of period
(000’s omitted)	$489,378	$328,201	$139,174	$110,567	$71,790	$45,899

Total return[2]	5.56%	11.83%	(7.52%)	7.95%	8.49%	5.49%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.87%[3]	0.90%	0.92%	0.99%	1.00%	1.00%
Net investment income	2.30%[3]	1.97%	2.33%	2.73%	2.65%	1.81%
Series portfolio turnover	9%	47%	45%	49%	48%	60%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3,4]	0.03%	0.05%	N/A	0.07%	0.21%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	32

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	For the Six Month Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09		For the Period 3/28/08 [1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.11	$9.27		$10.00

Income (loss) from investment operations:
Net investment income	0.13[2]	0.21	[2]	0.06
Net realized and unrealized gain (loss) on investments	0.44	0.87		(0.74)

Total from investment operations	0.57	1.08		(0.68)

Less distributions to shareholders:
From net investment income	(0.14)	(0.24)		(0.05)

Net asset value - End of period	$10.54	$10.11		$9.27

Net assets - End of period (000’s omitted)	$108,224	$95,879		$77

Total return[3]	5.69%	11.94%		(6.81%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.67%[4]	0.70%		0.70%[4]
Net investment income	2.50%[4]	2.17%		1.81%[4]
Series portfolio turnover	9%	47%		45%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[4,5]	0.03%		0.15%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

33	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

For the Period 1/4/10[1] to 4/30/10 (unaudited)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.05[2]
Net realized and unrealized gain on investments	0.25

Total from investment operations	0.30

Net asset value - End of period	$10.30

Net assets - End of period (000’s omitted)	$4,728

Total return[3]	3.00%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.67%[4]
Net investment income	1.45%[4]
Series portfolio turnover	9%

*The investment advisor did not impose all or a portion of its management fees and other fees during the period and paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

0.01%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.	34

Shareholder Expense Example - Pro-Blend® Moderate Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010, except for Class C Actual, which is from January 4, 2010* to April 30, 2010).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09*	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10**	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,082.60	$5.47	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,083.90	$4.19	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,035.00	$5.89	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.11	$5.81	1.82%

*Class C inception date was January 4, 2010.

**Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period (except for the Series’ Class C Actual return information, which reflects the 116 day period ended April 30, 2010 due to its inception date of January 4, 2010). The Class’ total return would have been lower had certain expenses not been waived during the period.

35

Portfolio Composition - Pro-Blend® Moderate Term Series (unaudited)

As of April 30, 2010

Sector Allocation[4]
Financials	13.56%
Information Technology	12.74%
Health Care	10.45%
Consumer Discretionary	7.69%
Industrials	6.76%
Energy	5.52%
Consumer Staples	5.28%
Materials	2.33%
Telecommunication Services	0.97%
Utilities	0.53%
[4]Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
The Walt Disney Co.	1.83%
Google, Inc. - Class A	1.79%
Cisco Systems, Inc.	1.67%
Microsoft Corp.	1.16%
Southwest Airlines Co.	1.15%
Becton, Dickinson and Co.	1.09%
Johnson & Johnson	1.08%
Autodesk, Inc.	1.08%
Monsanto Co.	1.00%
Nestle S.A. (Switzerland)	0.96%
5As a percentage of total investments.

36

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS - 43.24%

Consumer Discretionary - 5.26%
Auto Components - 0.03%
Hankook Tire Co. Ltd. (South Korea)	11,060	$248,971

Automobiles - 0.05%
Bayerische Motoren Werke AG (BMW) (Germany)	5,960	294,643
Suzuki Motor Corp. (Japan)	3,900	82,580

		377,223

Distributors - 0.02%
Inchcape plc (United Kingdom)*	284,460	149,722

Hotels, Restaurants & Leisure - 1.40%
Carnival Corp.	160,495	6,692,641
Choice Hotels International, Inc.	9,860	358,017
Club Mediterranee S.A. (France)*	2,590	43,571
Hyatt Hotels Corp. - Class A*	3,270	134,626
International Game Technology	195,460	4,120,297
Wendy’s - Arby’s Group, Inc. - Class A	20,000	106,200

		11,455,352

Household Durables - 0.11%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	175,312
LG Electronics, Inc. (South Korea)	2,100	231,154
NVR, Inc.*	290	208,235
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,460	312,277

		926,978

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	1,600	74,179

Media - 2.01%
Grupo Televisa S.A. - ADR (Mexico)	15,190	315,648
Mediacom Communications Corp. - Class A*	23,720	157,026
Reed Elsevier plc (United Kingdom)	23,260	183,106
Reed Elsevier plc - ADR (United Kingdom)	4,124	130,319
Societe Television Francaise 1 (France)	32,100	598,568
The Walt Disney Co.	402,120	14,814,101
Wolters Kluwer N.V. (Netherlands)	7,345	150,800

		16,349,568

Multiline Retail - 0.06%
Marks & Spencer Group plc (United Kingdom)	32,000	179,445
Nordstrom, Inc.	2,580	106,632
PPR (France)	1,625	219,498

		505,575

37	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 1.53%
Dick’s Sporting Goods, Inc.*	15,070	$438,688
The Finish Line, Inc. - Class A	9,450	152,240
The Home Depot, Inc.	68,530	2,415,682
KOMERI Co. Ltd. (Japan)	4,300	109,268
Lowe’s Companies, Inc.	135,860	3,684,523
Lumber Liquidators Holdings, Inc.*	7,410	225,709
The Sherwin-Williams Co.	69,550	5,429,768

		12,455,878

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)	3,270	192,266
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,210	139,904

		332,170

Total Consumer Discretionary		42,875,616

Consumer Staples - 4.40%
Beverages - 0.09%
Diageo plc (United Kingdom)	11,520	196,533
Heineken N.V. (Netherlands)	6,260	293,221
Kirin Holdings Co. Ltd. (Japan)	15,200	218,287

		708,041

Food & Staples Retailing - 1.37%
BJ’s Wholesale Club, Inc.*	7,170	274,468
Carrefour S.A. (France)	20,680	1,014,368
Casino Guichard-Perrachon S.A. (France)	2,420	214,915
The Kroger Co.	194,260	4,318,400
Safeway, Inc.	194,190	4,582,884
SUPERVALU, Inc.	8,350	124,415
Tesco plc (United Kingdom)	101,525	675,958

		11,205,408

Food Products - 2.88%
Danone S.A. (France)	7,020	414,811
Dean Foods Co.*	235,770	3,701,589
Flowers Foods, Inc.	9,020	237,767
General Mills, Inc.	37,100	2,640,778
Kellogg Co.	48,700	2,675,578
Nestle S.A. (Switzerland)	158,620	7,789,869
Suedzucker AG (Germany)	5,520	111,971
Unilever plc - ADR (United Kingdom)	194,864	5,865,406

		23,437,769

The accompanying notes are an integral part of the financial statements.	38

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.04%
Kao Corp. (Japan)	3,300	$80,801
Reckitt Benckiser Group plc (United Kingdom)	5,530	287,935

		368,736

Personal Products - 0.02%
Alberto-Culver Co.	5,410	155,808

Total Consumer Staples		35,875,762

Energy - 3.77%
Energy Equipment & Services - 2.72%
Baker Hughes, Inc.	140,985	7,015,414
Calfrac Well Services Ltd. (Canada)	18,400	391,439
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	14,660	442,790
Dril-Quip, Inc.*	3,960	229,403
Schlumberger Ltd.	90,660	6,474,937
Trican Well Service Ltd. (Canada)	33,750	428,603
Weatherford International Ltd. (Switzerland)*	398,540	7,217,560

		22,200,146

Oil, Gas & Consumable Fuels - 1.05%
BP plc (United Kingdom)	18,090	159,291
Cameco Corp. (Canada)	4,460	109,761
Forest Oil Corp.*	3,540	103,722
Hess Corp.	103,670	6,588,229
Mariner Energy, Inc.*	5,381	128,498
Royal Dutch Shell plc - Class B (Netherlands)	6,202	187,416
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,190	375,609
Talisman Energy, Inc. (Canada)	21,070	358,634
Total S.A. (France)	3,960	216,016
Uranium One, Inc. (Canada)*	115,980	293,432

		8,520,608

Total Energy		30,720,754

Financials - 4.18%
Capital Markets - 1.06%
The Bank of New York Mellon Corp.[1]	214,350	6,672,716
Credit Suisse Group AG - ADR (Switzerland)	2,140	97,798
Daiwa Securities Group, Inc. (Japan)	7,000	36,515
Federated Investors, Inc. - Class B	22,900	552,348
GAM Holding Ltd. (Switzerland)*	27,690	346,591
The Goldman Sachs Group, Inc.	1,740	252,648
Legg Mason, Inc.	10,970	347,639
Northern Trust Corp.	4,850	266,653

39	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
State Street Corp.	2,340	$101,790

		8,674,698

Commercial Banks - 0.31%
Barclays plc - ADR (United Kingdom)	4,940	100,875
BNP Paribas (France)	1,740	120,771
The Chugoku Bank Ltd. (Japan)	8,800	113,168
Credit Agricole S.A. (France)	4,505	64,900
First Commonwealth Financial Corp.	90,920	595,526
The Hachijuni Bank Ltd. (Japan)	16,800	94,610
HSBC Holdings plc (United Kingdom)	14,000	143,091
HSBC Holdings plc - ADR (United Kingdom)	6,362	323,762
ICICI Bank Ltd. - ADR (India)	3,990	169,655
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,200	58,900
Societe Generale - ADR (France)[2]	8,880	93,861
The Sumitomo Trust & Banking Co. Ltd. (Japan)	16,800	101,943
U.S. Bancorp	8,360	223,797
Wilmington Trust Corp.	18,820	326,151

		2,531,010

Consumer Finance - 0.92%
American Express Co.	161,020	7,426,243
Discover Financial Services	6,770	104,664

		7,530,907

Diversified Financial Services - 0.25%
Bank of America Corp.	5,910	105,375
Deutsche Boerse AG (Germany)	7,420	578,339
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,145	255,551
ING Groep N.V. (Netherlands)*	4,775	42,845
JPMorgan Chase & Co.	11,140	474,341
Moody’s Corp.	23,060	570,043

		2,026,494

Insurance - 0.51%
Allianz SE (Germany)	7,970	918,122
The Allstate Corp.	9,280	303,178
Amil Participacoes S.A. (Brazil)	34,230	280,614
AXA S.A. (France)	3,530	70,970
Brown & Brown, Inc.	17,580	354,061
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	2,765	390,971
Principal Financial Group, Inc.	3,770	110,159
The Progressive Corp.	29,010	582,811
Willis Group Holdings plc (United Kingdom)	18,215	627,507

The accompanying notes are an integral part of the financial statements.	40

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Zurich Financial Services AG (Switzerland)	2,280	$508,903

		4,147,296

Real Estate Investment Trusts (REITS) - 0.94%
Acadia Realty Trust	6,390	121,921
Alexandria Real Estate Equities, Inc.	1,510	106,923
Alstria Office REIT AG (Germany)	22,190	251,132
American Campus Communities, Inc.	11,670	328,744
Apartment Investment & Management Co. - Class A	14,110	316,205
AvalonBay Communities, Inc.	2,370	246,575
BioMed Realty Trust, Inc.	22,070	408,516
Boston Properties, Inc.	3,170	249,986
Camden Property Trust	4,650	225,200
Corporate Office Properties Trust	20,910	845,809
DiamondRock Hospitality Co.*	8,050	88,469
Digital Realty Trust, Inc.	4,350	255,345
Douglas Emmett, Inc.	11,240	188,158
DuPont Fabros Technology, Inc.	10,840	240,323
Equity Lifestyle Properties, Inc.	3,650	202,612
Equity One, Inc.	6,860	133,153
Equity Residential	2,970	134,452
HCP, Inc.	11,160	358,459
Health Care REIT, Inc.	4,210	189,155
Healthcare Realty Trust, Inc.	9,030	217,984
Home Properties, Inc.	6,980	346,836
Host Hotels & Resorts, Inc.	18,394	299,086
LaSalle Hotel Properties	5,520	145,452
Lexington Realty Trust	12,000	84,960
Mack-Cali Realty Corp.	2,970	102,049
National Health Investors, Inc.	1,950	79,209
National Retail Properties, Inc.	8,750	205,888
Omega Healthcare Investors, Inc.	6,050	121,121
Pebblebrook Hotel Trust*	7,590	149,523
Realty Income Corp.	6,860	224,939
Simon Property Group, Inc.	3,238	288,247
Tanger Factory Outlet Centers	4,670	194,272
UDR, Inc.	11,910	241,892
Westfield Group (Australia)	8,410	100,540

		7,693,135

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	4,030	69,800

41	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance - 0.18%
Aareal Bank AG (Germany)*	7,450	$163,867
First Niagara Financial Group, Inc.	42,410	589,499
NewAlliance Bancshares, Inc.	27,070	352,722
People’s United Financial, Inc.	20,770	322,558

		1,428,646

Total Financials		34,101,986

Health Care - 9.33%
Biotechnology - 1.09%
Amgen, Inc.*	12,180	698,645
Basilea Pharmaceutica AG (Switzerland)*	4,810	354,219
Celera Corp.*	161,950	1,209,766
CSL Ltd. (Australia)	7,080	212,191
Genzyme Corp.*	109,690	5,839,896
Grifols S.A. (Spain)	9,000	114,438
Sinovac Biotech Ltd. (China)*	76,590	443,456

		8,872,611

Health Care Equipment & Supplies - 3.50%
Ansell, Ltd. (Australia)	88,150	1,046,482
Becton, Dickinson and Co.	115,880	8,849,756
Boston Scientific Corp.*	854,440	5,878,547
Cochlear Ltd. (Australia)	14,650	1,004,473
Covidien plc (Ireland)	21,040	1,009,710
DENTSPLY International, Inc.	25,190	922,962
DexCom, Inc.*	47,900	524,505
Gen-Probe, Inc.*	20,100	952,539
Hologic, Inc.*	25,120	448,894
Inverness Medical Innovations, Inc.*	37,580	1,494,932
Mindray Medical International Ltd. - ADR (China)	18,620	711,284
Nobel Biocare Holding AG (Switzerland)	26,740	592,869
OraSure Technologies, Inc.*	116,460	738,356
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	142,000	666,641
Sirona Dental Systems, Inc.*	18,570	774,183
Straumann Holding AG (Switzerland)	4,070	1,009,794
Teleflex, Inc.	10,660	653,671
Zoll Medical Corp.*	40,970	1,251,634

		28,531,232

Health Care Providers & Services - 1.34%
Aetna, Inc.	11,340	335,097
AMN Healthcare Services, Inc.*	54,210	495,479
Bio-Reference Laboratories, Inc.*	22,700	531,180

The accompanying notes are an integral part of the financial statements.	42

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	108,540	$100,640
CIGNA Corp.	10,920	350,095
Diagnosticos da America S.A. (Brazil)*	123,740	1,069,222
OdontoPrev S.A. (Brazil)	8,830	289,804
Quest Diagnostics, Inc.	76,210	4,356,163
Sonic Healthcare Ltd. (Australia)	123,500	1,576,989
UnitedHealth Group, Inc.	11,300	342,503
VCA Antech, Inc.*	39,230	1,116,486
WellPoint, Inc.*	6,120	329,256

		10,892,914

Health Care Technology - 0.69%
Allscripts - Misys Healthcare Solutions, Inc.*	22,580	455,439
Cerner Corp.*	42,149	3,578,871
Eclipsys Corp.*	76,363	1,579,187

		5,613,497

Life Sciences Tools & Services - 1.38%
Caliper Life Sciences, Inc.*	214,397	859,732
ICON plc - ADR (Ireland)*	23,180	676,161
PerkinElmer, Inc.	123,079	3,083,129
Thermo Fisher Scientific, Inc.*	119,980	6,632,494

		11,251,516

Pharmaceuticals - 1.33%
AstraZeneca plc (United Kingdom)	1,890	83,544
AstraZeneca plc - ADR (United Kingdom)	2,870	126,940
Bayer AG (Germany)	7,575	484,872
GlaxoSmithKline plc (United Kingdom)	12,270	227,351
Johnson & Johnson	136,680	8,788,524
Sanofi - Aventis S.A. (France)	1,630	112,116
Shire plc (Ireland)	13,665	301,706
Takeda Pharmaceutical Co. Ltd. (Japan)	2,400	103,476
UCB S.A. (Belgium)	15,790	612,839

		10,841,368

Total Health Care		76,003,138

Industrials - 2.87%
Aerospace & Defense - 0.05%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	15,100	363,608
Hexcel Corp.*	3,500	56,700

		420,308

43	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 0.94%
TNT N.V. (Netherlands)	18,999	$583,837
United Parcel Service, Inc. - Class B	101,750	7,034,995

		7,618,832

Airlines - 1.29%
AirTran Holdings, Inc.*	61,530	324,878
Copa Holdings S.A. - Class A (Panama)	2,750	155,870
Deutsche Lufthansa AG (Germany)*	14,475	241,873
Ryanair Holdings plc - ADR (Ireland)*	13,340	375,654
Singapore Airlines Ltd. (Singapore)	12,220	135,550
Southwest Airlines Co.	704,880	9,290,319

		10,524,144

Commercial Services & Supplies - 0.09%
Tomra Systems ASA (Norway)	151,170	730,352

Electrical Equipment - 0.14%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	21,900	419,604
Alstom S.A. (France)	2,380	140,951
Gamesa Corporacion Tecnologica S.A. (Spain)	10,820	133,993
Nexans S.A. (France)	2,330	184,989
Schneider Electric S.A. (France)	1,880	215,094
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	5,870	74,138

		1,168,769

Industrial Conglomerates - 0.15%
Siemens AG (Germany)	12,090	1,196,669

Machinery - 0.08%
FANUC Ltd. (Japan)	1,300	154,586
Lindsay Corp.	2,990	113,710
SmartHeat, Inc. (China)*	6,120	51,347
Titan International, Inc.	9,810	121,742
Wabtec Corp.	4,720	224,577

		665,962

Professional Services - 0.05%
Adecco S.A. (Switzerland)	2,720	160,498
Equifax, Inc.	6,930	232,848

		393,346

Road & Rail - 0.08%
All America Latina Logistica S.A. (Brazil)	49,200	440,132
Kansas City Southern*	2,260	91,643

The accompanying notes are an integral part of the financial statements.	44

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
RailAmerica, Inc.*	9,750	$125,678

		657,453

Total Industrials		23,375,835

Information Technology - 11.89%
Communications Equipment - 2.81%
Alcatel-Lucent - ADR (France)*	146,390	464,056
Blue Coat Systems, Inc.*	27,000	878,310
Cisco Systems, Inc.*	502,254	13,520,678
Infinera Corp.*	75,550	691,282
Juniper Networks, Inc.*	130,097	3,696,056
QUALCOMM, Inc.	78,840	3,054,262
Riverbed Technology, Inc.*	18,370	569,286

		22,873,930

Computers & Peripherals - 0.76%
Compellent Technologies, Inc.*	31,840	400,229
EMC Corp.*	303,550	5,770,485

		6,170,714

Electronic Equipment, Instruments & Components - 0.13%
Cogent, Inc.*	53,790	556,727
Keyence Corp. (Japan)	521	124,738
LoJack Corp.*	86,205	360,337

		1,041,802

Internet Software & Services - 1.89%
comScore, Inc.*	24,250	440,137
Google, Inc. - Class A*	27,606	14,505,297
NetEase.com, Inc. - ADR (China)*	3,530	123,091
Vocus, Inc.*	20,760	353,958

		15,422,483

IT Services - 2.07%
Accenture plc - Class A (Ireland)	13,340	582,158
Amdocs Ltd. (Guernsey)*	37,300	1,191,362
Automatic Data Processing, Inc.	144,278	6,255,894
Cap Gemini S.A. (France)	11,320	575,073
Cielo S.A. (Brazil)	65,080	628,617
Paychex, Inc.	13,320	407,592
Redecard S.A. (Brazil)	37,150	616,798
The Western Union Co.	362,450	6,614,712

		16,872,206

45	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.28%
Advantest Corp. (Japan)	31,100	$811,477
Hynix Semiconductor, Inc. (South Korea)*	5,670	145,286
KLA-Tencor Corp.	8,440	287,467
Sumco Corp. (Japan)*	10,000	223,027
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,546	185,812
Tokyo Electron Ltd. (Japan)	9,860	651,840

		2,304,909

Software - 3.95%
Autodesk, Inc.*	258,050	8,776,280
Electronic Arts, Inc.*	270,090	5,231,643
Microsoft Corp.	307,690	9,396,853
Misys plc (United Kingdom)*	59,170	211,939
Net 1 UEPS Technologies, Inc. (South Africa)*	25,250	414,100
SAP AG (Germany)	5,410	260,934
SAP AG - ADR (Germany)	139,530	6,620,699
Shanda Interactive Entertainment Ltd. - ADR (China)*	11,070	501,914
Sonic Solutions, Inc.*	22,850	286,768
Square Enix Holdings Co. Ltd. (Japan)	8,800	186,052
UbiSoft Entertainment S.A. (France)*	23,960	307,116

		32,194,298

Total Information Technology		96,880,342

Materials - 1.07%
Chemicals - 1.06%
Arkema S.A. (France)	20	843
Calgon Carbon Corp.*	17,755	275,202
Johnson Matthey plc (United Kingdom)	6,570	175,215
Monsanto Co.	128,530	8,105,102
The Scotts Miracle-Gro Co. - Class A	2,470	119,671

		8,676,033

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	2,580	50,518

Total Materials		8,726,551

Telecommunication Services - 0.34%
Diversified Telecommunication Services - 0.06%
France Telecom S.A. (France)	10,940	239,539
Swisscom AG - ADR (Switzerland)[2]	7,515	253,406

		492,945

Wireless Telecommunication Services - 0.28%
American Tower Corp. - Class A*	9,700	395,857

The accompanying notes are an integral part of the financial statements.	46

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Crown Castle International Corp.*	19,240	$728,234
Hutchison Telecommunications International Ltd. (Hong Kong)*	176,520	49,336
SBA Communications Corp. - Class A*	19,900	703,863
SK Telecom Co. Ltd. - ADR (South Korea)	23,810	440,723

		2,318,013

Total Telecommunication Services		2,810,958

Utilities - 0.13%
Electric Utilities - 0.05%
E.ON AG (Germany)	11,440	422,835

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	6,460	75,324
RRI Energy, Inc.*	18,690	76,068

		151,392

Multi-Utilities - 0.04%
GDF Suez (France)	3,185	113,629
National Grid plc (United Kingdom)	18,220	175,350

		288,979

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	11,730	170,054

Total Utilities		1,033,260

TOTAL COMMON STOCKS (Identified Cost $316,677,941)		352,404,202

PREFERRED STOCKS - 0.30%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)	3,040	162,815

Financials - 0.28%
Commercial Banks - 0.12%
PNC Financial Services Group, Inc., Series K3	350,000	371,494
Wells Fargo & Co., Series K	610,000	643,550

		1,015,044

Diversified Financial Services - 0.16%
Bank of America Corp., Series K	650,000	654,336

47	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., Series 1	580,000	$609,145

		1,263,481

Total Financials		2,278,525

TOTAL PREFERRED STOCKS (Identified Cost $2,219,961)		2,441,340

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $5,086)	10,455	2,667

CORPORATE BONDS - 21.91%

Convertible Corporate Bonds - 0.26%
Consumer Discretionary - 0.03%
Hotels, Restaurants & Leisure - 0.03%
Carnival Corp., 2.00%, 4/15/2021	$ 175,000	197,312

Energy - 0.07%
Energy Equipment & Services - 0.07%
Schlumberger Ltd., Series B, 2.125%, 6/1/2023	325,000	585,000

Health Care - 0.06%
Biotechnology - 0.05%
Amgen, Inc., 0.375%, 2/1/2013	400,000	402,500

Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	95,288

Total Health Care		497,788

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	85,000	94,988

Information Technology - 0.09%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	280,037

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	465,000	448,144

Total Information Technology		728,181

Total Convertible Corporate Bonds (Identified Cost $1,959,107)		2,103,269

The accompanying notes are an integral part of the financial statements.	48

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds - 21.65%
Consumer Discretionary - 2.36%
Diversified Consumer Services - 0.06%
Affinion Group, Inc., 11.50%, 10/15/2015	$ 480,000	$506,400

Hotels, Restaurants & Leisure - 0.66%
International Game Technology, 7.50%, 6/15/2019	1,715,000	1,996,879
McDonald’s Corp., 5.80%, 10/15/2017	325,000	367,810
McDonald’s Corp., 6.30%, 10/15/2037	445,000	498,518
Scientific Games Corp.[4] , 7.875%, 6/15/2016	250,000	252,812
Scientific Games International, Inc.[4] , 9.25%, 6/15/2019	650,000	700,375
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	590,000	634,250
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	262,161
Wyndham Worldwide Corp., 6.00%, 12/1/2016	420,000	418,246
Yonkers Racing Corp.[4] , 11.375%, 7/15/2016	215,000	235,425

		5,366,476

Household Durables - 0.21%
Fortune Brands, Inc., 6.375%, 6/15/2014	465,000	513,132
Fortune Brands, Inc., 5.375%, 1/15/2016	1,100,000	1,158,435

		1,671,567

Media - 0.93%
Cablevision Systems Corp.[4] , 8.625%, 9/15/2017	545,000	574,975
Columbus International, Inc. (Barbados)[4] , 11.50%, 11/20/2014	210,000	230,748
Comcast Corp., 6.50%, 11/15/2035	820,000	864,455
Comcast Corp., 6.95%, 8/15/2037	950,000	1,058,052
DIRECTV Holdings LLC[4] , 5.20%, 3/15/2020	1,125,000	1,134,342
MDC Partners, Inc. (Canada)[4] , 11.00%, 11/1/2016	95,000	104,025
Sirius XM Radio, Inc.[4] , 9.75%, 9/1/2015	110,000	120,175
Time Warner, Inc., 7.625%, 4/15/2031	730,000	848,288
Unitymedia Hessen GmbH & Co. KG (Germany)[4] , 8.125%, 12/1/2017	260,000	265,200
Unitymedia Hessen GmbH & Co. KG (Germany)[4] , 8.125%, 12/1/2017	140,000	191,995
UPC Holding B.V. (Netherlands)[4] , 9.875%, 4/15/2018	400,000	422,000
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	115,000	120,462
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	320,000	351,200
The Walt Disney Co., Series B, 7.00%, 3/1/2032	615,000	745,876
WMG Acquisition Corp.[4] , 9.50%, 6/15/2016	370,000	399,600
XM Satellite Radio, Inc.[4] , 11.25%, 6/15/2013	165,000	181,088

		7,612,481

Multiline Retail - 0.09%
Target Corp., 6.00%, 1/15/2018	615,000	703,966

Specialty Retail - 0.31%
The Home Depot, Inc., 5.40%, 3/1/2016	1,070,000	1,173,639
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	710,065

49	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Toys R Us Property Co. LLC[4] , 8.50%, 12/1/2017	$ 595,000	$629,213

		2,512,917

Textiles, Apparel & Luxury Goods - 0.10%
Levi Strauss & Co., 8.625%, 4/1/2013	100,000	135,808
VF Corp., 5.95%, 11/1/2017	640,000	710,083

		845,891

Total Consumer Discretionary		19,219,698

Consumer Staples - 0.83%
Beverages - 0.38%
CEDC Finance Corp. International, Inc.[4] , 9.125%, 12/1/2016	605,000	641,300
The Coca-Cola Co., 5.35%, 11/15/2017	330,000	367,592
Constellation Brands, Inc., 8.375%, 12/15/2014	610,000	654,225
PepsiCo, Inc., 5.00%, 6/1/2018	315,000	337,512
PepsiCo, Inc., 7.90%, 11/1/2018	870,000	1,097,417

		3,098,046

Food & Staples Retailing - 0.07%
Ingles Markets, Inc., 8.875%, 5/15/2017	215,000	227,363
The Kroger Co., 6.75%, 4/15/2012	315,000	343,838

		571,201

Food Products - 0.25%
General Mills, Inc., 5.65%, 2/15/2019	860,000	940,133
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,049,402

		1,989,535

Personal Products - 0.13%
Revlon Consumer Products Corp.[4] , 9.75%, 11/15/2015	1,035,000	1,063,463

Total Consumer Staples		6,722,245

Energy - 1.64%
Energy Equipment & Services - 0.71%
Baker Hughes, Inc., 7.50%, 11/15/2018	610,000	742,758
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	665,000	671,650
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	439,675
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	710,000	705,563
Key Energy Services, Inc., 8.375%, 12/1/2014	410,000	418,200
Thermon Industries, Inc.[4] , 9.50%, 5/1/2017	465,000	474,300
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,800,000	2,327,929

		5,780,075

The accompanying notes are an integral part of the financial statements.	50

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.93%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	$ 175,000	$171,500
Anadarko Petroleum Corp., 5.95%, 9/15/2016	720,000	799,246
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	534,333
Apache Corp., 6.90%, 9/15/2018	625,000	744,852
Aquilex Holdings LLC - Aquilex Finance Corp.[4] , 11.125%, 12/15/2016	190,000	206,150
Arch Coal, Inc.[4] , 8.75%, 8/1/2016	125,000	133,125
Arch Western Finance LLC, 6.75%, 7/1/2013	545,000	549,088
Chesapeake Energy Corp., 9.50%, 2/15/2015	160,000	175,400
Chesapeake Energy Corp., 6.875%, 1/15/2016	435,000	433,912
Coffeyville Resources LLC - Coffeyville Finance, Inc.[4] , 9.00%, 4/1/2015	230,000	234,600
Coffeyville Resources LLC - Coffeyville Finance, Inc.[4] , 10.875%, 4/1/2017	215,000	219,300
Crosstex Energy - Crosstex Energy Finance Corp.[4] , 8.875%, 2/15/2018	425,000	442,000
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 11.75%, 5/27/2014	105,000	116,550
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 10.00%, 1/15/2018	310,000	310,000
Martin Midstream Partners LP - Martin Midstream Finance Corp.[4] , 8.875%, 4/1/2018	460,000	466,900
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[4] , 8.875%, 3/15/2018	320,000	334,400
Plains Exploration & Production Co., 8.625%, 10/15/2019	460,000	486,450
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	474,300
Tesoro Corp., 9.75%, 6/1/2019	655,000	704,125
Whiting Petroleum Corp., 7.00%, 2/1/2014	85,000	87,762

		7,623,993

Total Energy		13,404,068

Financials - 9.02%
Capital Markets - 1.61%
Goldman Sachs Capital I, 6.345%, 2/15/2034	740,000	662,213
Goldman Sachs Capital II5 , 5.793%, 12/29/2049	770,000	609,263
The Goldman Sachs Group, Inc.[6] , 3.25%, 6/15/2012	8,228,000	8,588,444
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	921,954
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,346,202
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	370,000	342,212
Morgan Stanley, 5.55%, 4/27/2017	687,000	690,306

		13,160,594

Commercial Banks - 2.34%
Household Finance Co., 6.375%, 11/27/2012	585,000	642,447

51	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
HSBC Finance Corp., 7.00%, 5/15/2012	$ 575,000	$628,715
KeyBank National Association[6] , 3.20%, 6/15/2012	3,506,000	3,655,941
KeyBank National Association, 5.45%, 3/3/2016	1,090,000	1,110,140
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,900,000	2,066,729
National City Corp., 6.875%, 5/15/2019	820,000	917,141
PNC Bank National Association[3] , 5.25%, 1/15/2017	545,000	564,418
PNC Funding Corp.[3,6] , 2.30%, 6/22/2012	3,600,000	3,688,283
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	334,809
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	320,522
USB Capital XIII Trust, 6.625%, 12/15/2039	535,000	562,611
Wachovia Corp., 5.25%, 8/1/2014	920,000	976,016
Wells Fargo & Co.[6] , 3.00%, 12/9/2011	3,458,000	3,575,081

		19,042,853

Consumer Finance - 0.46%
American Express Co., 8.125%, 5/20/2019	2,165,000	2,651,672
American Express Co.[5] , 6.80%, 9/1/2066	670,000	659,950
Credit Acceptance Corp.[4] , 9.125%, 2/1/2017	395,000	412,775

		3,724,397

Diversified Financial Services - 3.58%
Bank of America Corp.[6] , 3.125%, 6/15/2012	6,028,000	6,266,118
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,005,548
Bank of America Corp., 7.625%, 6/1/2019	870,000	993,121
Citigroup Funding, Inc.[6] , 1.875%, 10/22/2012	11,088,000	11,206,531
Citigroup, Inc.[6] , 2.875%, 12/9/2011	3,506,000	3,616,649
Citigroup, Inc., 8.50%, 5/22/2019	1,050,000	1,239,554
JPMorgan Chase & Co.[6] , 3.125%, 12/1/2011	3,510,000	3,633,552
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,254,048

		29,215,121

Insurance - 0.14%
American International Group, Inc., 4.25%, 5/15/2013	125,000	122,083
Fidelity National Financial, Inc., 6.60%, 5/15/2017	525,000	525,089
Hartford Financial Services Group, Inc.[5] , 8.125%, 6/15/2038	475,000	489,250

		1,136,422

Real Estate Investment Trusts (REITS) - 0.89%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	670,000	726,096
Boston Properties LP, 5.875%, 10/15/2019	1,030,000	1,092,270
Camden Property Trust, 5.70%, 5/15/2017	705,000	701,763
DuPont Fabros Technology LP4 , 8.50%, 12/15/2017	790,000	819,625
Felcor Lodging LP, 10.00%, 10/1/2014	450,000	470,250

The accompanying notes are an integral part of the financial statements.	52

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
HCP, Inc., 6.70%, 1/30/2018	$ 1,010,000	$1,055,371
Health Care REIT, Inc., 6.20%, 6/1/2016	510,000	547,960
Host Hotels & Resorts LP, 6.875%, 11/1/2014	325,000	330,281
Omega Healthcare Investors, Inc.[4] , 7.50%, 2/15/2020	425,000	436,688
Simon Property Group LP, 10.35%, 4/1/2019	820,000	1,062,582

		7,242,886

Total Financials		73,522,273

Health Care - 1.01%
Biotechnology - 0.03%
Talecris Biotherapeutics Holdings Corp.[4] , 7.75%, 11/15/2016	210,000	212,100

Health Care Equipment & Supplies - 0.28%
Becton, Dickinson and Co., 6.00%, 5/15/2039	880,000	956,938
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	165,000	173,250
Fresenius US Finance II, Inc.[4] , 9.00%, 7/15/2015	235,000	264,375
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	560,000	551,600
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	355,000	362,100

		2,308,263

Health Care Providers & Services - 0.19%
BioScrip, Inc.[4] , 10.25%, 10/1/2015	425,000	435,625
HCA, Inc.[4] , 7.875%, 2/15/2020	420,000	452,025
Health Management Associates, Inc., 6.125%, 4/15/2016	690,000	666,713

		1,554,363

Life Sciences Tools & Services - 0.06%
PharmaNet Development Group, Inc.[4] , 10.875%, 4/15/2017	455,000	465,806

Pharmaceuticals - 0.45%
Abbott Laboratories, 5.125%, 4/1/2019	980,000	1,055,034
Johnson & Johnson, 5.95%, 8/15/2037	440,000	489,846
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,140,000	1,225,142
Valeant Pharmaceuticals International[4] , 7.625%, 3/15/2020	470,000	478,225
Wyeth, 6.50%, 2/1/2034	365,000	417,256

		3,665,503

Total Health Care		8,206,035

Industrials - 3.84%
Aerospace & Defense - 0.22%
The Boeing Co., 6.00%, 3/15/2019	810,000	909,891
GeoEye, Inc.[4] , 9.625%, 10/1/2015	170,000	177,012

53	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Honeywell International, Inc., 5.30%, 3/1/2018	$680,000	$735,219

		1,822,122

Air Freight & Logistics - 0.18%
FedEx Corp., 8.00%, 1/15/2019	570,000	711,717
United Parcel Service, Inc., 6.20%, 1/15/2038	660,000	742,566

		1,454,283

Airlines - 0.38%
AirTran Airways, Inc.[7,8] , 10.41%, 4/1/2017	307,979	297,970
Delta Air Lines, Inc.[4] , 9.50%, 9/15/2014	550,000	582,313
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,075,571
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,157,568

		3,113,422

Building Products - 0.08%
Building Materials Corp. of America[4] , 7.50%, 3/15/2020	215,000	214,463
Owens Corning, 9.00%, 6/15/2019	240,000	289,758
USG Corp.[4] , 9.75%, 8/1/2014	125,000	135,000

		639,221

Commercial Services & Supplies - 0.43%
ACCO Brands Corp.[4] , 10.625%, 3/15/2015	180,000	199,350
Clean Harbors, Inc., 7.625%, 8/15/2016	475,000	494,594
Corrections Corp. of America, 6.25%, 3/15/2013	165,000	167,475
Corrections Corp. of America, 7.75%, 6/1/2017	230,000	243,800
Garda World Security Corp. (Canada)[4] , 9.75%, 3/15/2017	430,000	445,587
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	1,976,335

		3,527,141

Industrial Conglomerates - 1.91%
General Electric Capital Corp.[6] , 3.00%, 12/9/2011	3,518,000	3,635,973
General Electric Capital Corp.[6] , 2.125%, 12/21/2012	8,000,000	8,140,480
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	354,966
General Electric Capital Corp.[5] , 6.375%, 11/15/2067	690,000	660,675
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	1,057,856
General Electric Co., 5.25%, 12/6/2017	550,000	584,980
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,099,581

		15,534,511

Machinery - 0.28%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	595,000	700,056
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	352,441

The accompanying notes are an integral part of the financial statements.	54

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
John Deere Capital	$120,000	$132,307
John Deere Capital Corp., 5.75%, 9/10/2018	1,000,000	1,116,943

		2,301,747

Marine - 0.04%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[4] , 8.875%, 11/1/2017	140,000	146,300
United Maritime Group LLC - United Maritime Group Finance Corp.[4] , 11.75%, 6/15/2015	190,000	197,600

		343,900

Road & Rail - 0.32%
CSX Corp., 6.00%, 10/1/2036	1,190,000	1,218,635
RailAmerica, Inc., 9.25%, 7/1/2017	349,000	376,048
Union Pacific Corp., 5.65%, 5/1/2017	365,000	394,889
Union Pacific Corp., 7.875%, 1/15/2019	495,000	605,652

		2,595,224

Total Industrials		31,331,571

Information Technology - 0.69%
Communications Equipment - 0.32%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	530,000	388,225
Cisco Systems, Inc., 5.90%, 2/15/2039	960,000	1,006,496
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	445,000	458,350
Nokia Corp. (Finland), 5.375%, 5/15/2019	705,000	747,658

		2,600,729

Computers & Peripherals - 0.10%
International Business Machines Corp., 5.60%, 11/30/2039	797,000	828,815

Electronic Equipment, Instruments & Components - 0.12%
Corning, Inc., 6.20%, 3/15/2016	375,000	413,607
Corning, Inc., 6.625%, 5/15/2019	460,000	524,167

		937,774

Semiconductors & Semiconductor Equipment - 0.06%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[4] , 10.50%, 4/15/2018	465,000	490,575

Software - 0.09%
Microsoft Corp., 5.20%, 6/1/2039	735,000	750,549

Total Information Technology		5,608,442

55	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.24%
Chemicals - 0.15%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	$910,000	$1,025,198
Solutia, Inc., 7.875%, 3/15/2020	210,000	216,825

		1,242,023

Containers & Packaging - 0.16%
Ball Corp., 6.625%, 3/15/2018	165,000	167,888
BWAY Corp., 10.00%, 4/15/2014	600,000	657,000
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[4], 8.50%, 5/15/2018	480,000	483,600

		1,308,488

Metals & Mining - 0.49%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,137,857
Alcoa, Inc., 5.87%, 2/23/2022	210,000	201,863
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	850,000	984,651
Essar Steel Algoma, Inc. (Canada)[4] , 9.375%, 3/15/2015	235,000	240,875
Steel Dynamics, Inc., 7.75%, 4/15/2016	420,000	438,375

		4,003,621

Paper & Forest Products - 0.44%
Georgia-Pacific LLC[4] , 8.25%, 5/1/2016	295,000	323,025
Georgia-Pacific LLC[4] , 7.125%, 1/15/2017	250,000	263,750
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,260,330
International Paper Co., 7.50%, 8/15/2021	630,000	740,003

		3,587,108

Total Materials		10,141,240

Telecommunication Services - 0.62%
Diversified Telecommunication Services - 0.22%
Clearwire Communications LLC - Clearwire Finance, Inc.[4], 12.00%, 12/1/2015	110,000	114,675
Clearwire Communications LLC - Clearwire Finance, Inc.[4], 12.00%, 12/1/2015	325,000	337,187
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[4] , 8.875%, 1/15/2015	630,000	652,050
Wind Acquisition Finance S.A. (Luxembourg)[4] , 11.75%, 7/15/2017	580,000	645,250

		1,749,162

Wireless Telecommunication Services - 0.40%
CC Holdings GS V LLC - Crown Castle GS III Corp.[4] , 7.75%, 5/1/2017	450,000	489,375
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	1,040,000	1,105,538
NII Capital Corp.[4] , 8.875%, 12/15/2019	585,000	620,100
SBA Telecommunications, Inc.[4] , 8.00%, 8/15/2016	440,000	464,200

The accompanying notes are an integral part of the financial statements.	56

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[4] , 5.101%, 4/15/2017	$575,000	$592,253

		3,271,466

Total Telecommunication Services		5,020,628

Utilities - 0.40%
Electric Utilities - 0.32%
Allegheny Energy Supply Co. LLC[4] , 5.75%, 10/15/2019	705,000	699,357
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	770,728
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	180,762
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	946,046

		2,596,893

Independent Power Producers & Energy Traders - 0.08%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	250,000	235,000
Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, 12/30/2028	194,859	211,909
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[4] , 10.875%, 6/1/2016	170,000	181,050

		627,959

Multi-Utilities - 0.00%**
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	57,350

Total Utilities		3,282,202

Total Non-Convertible Corporate Bonds
(Identified Cost $170,118,137)		176,458,402

TOTAL CORPORATE BONDS
(Identified Cost $172,077,244)		178,561,671

MUTUAL FUNDS - 0.81%

iShares Dow Jones US Real Estate Index Fund	3,390	179,501
iShares iBoxx High Yield Corporate Bond Fund	32,330	2,890,302
iShares iBoxx Investment Grade Corporate Bond Fund	32,710	3,510,110

TOTAL MUTUAL FUNDS
(Identified Cost $5,991,117)		6,579,913

U.S. TREASURY SECURITIES - 14.85%

U.S. Treasury Bonds - 3.37%
U.S. Treasury Bond, 6.875%, 8/15/2025	$5,000,000	6,513,280
U.S. Treasury Bond, 5.50%, 8/15/2028	4,485,000	5,144,434
U.S. Treasury Bond, 5.25%, 2/15/2029	3,525,000	3,930,375
U.S. Treasury Bond, 5.375%, 2/15/2031	7,598,000	8,626,101

57	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 4.50%, 2/15/2036	$3,250,000	$3,267,264

Total U.S. Treasury Bonds
(Identified Cost $27,698,559)		27,481,454

U.S. Treasury Notes - 11.48%
U.S. Treasury Note, 1.75%, 8/15/2012	4,160,000	4,221,427
U.S. Treasury Note, 4.25%, 9/30/2012	3,500,000	3,758,125
U.S. Treasury Note, 1.50%, 12/31/2013	4,300,000	4,247,592
U.S. Treasury Note, 1.875%, 2/28/2014	1,800,000	1,796,062
U.S. Treasury Note, 2.25%, 5/31/2014	5,500,000	5,544,687
U.S. Treasury Note, 2.625%, 6/30/2014	3,890,000	3,973,876
U.S. Treasury Note, 2.625%, 7/31/2014	8,805,000	8,983,847
U.S. Treasury Note, 2.375%, 2/28/2015	32,070,000	32,090,204
U.S. Treasury Note, 2.50%, 3/31/2015	10,000,000	10,050,000
U.S. Treasury Note, 4.50%, 11/15/2015	8,825,000	9,715,778
U.S. Treasury Note, 4.00%, 8/15/2018	6,540,000	6,824,084
U.S. Treasury Note, 2.75%, 2/15/2019	2,500,000	2,355,272

Total U.S. Treasury Notes
(Identified Cost $93,001,068)		93,560,954

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $120,699,627)		121,042,408

ASSET-BACKED SECURITIES - 0.04%

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4] , 5.29%, 3/25/2016 (Identified Cost $334,982)	335,000	354,563

FOREIGN GOVERNMENT BONDS - 0.12%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,268,547)	980,000	994,914

U.S. GOVERNMENT AGENCIES - 14.22%

Mortgage-Backed Securities - 0.80%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	69,969	75,213
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	180,090	189,345
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	311,581	325,063
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	15,902	16,853
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	459,818	487,316
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	2,966,257	3,018,197
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	371,730	402,827
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,035,534	1,102,920
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	60,947	65,733
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	328,198	351,563

The accompanying notes are an integral part of the financial statements.	58

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	$346,511	$361,125
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	48,922	53,709
GNMA, Pool #286310, 9.00%, 2/15/2020	1,562	1,760
GNMA, Pool #288873, 9.50%, 8/15/2020	26	30
GNMA, Pool #550290, 6.50%, 8/15/2031	30,293	33,471

Total Mortgage-Backed Securities
(Identified Cost $6,048,306)		6,485,125

Other Agencies - 13.42%
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,650,492
Fannie Mae, 1.75%, 8/10/2012	1,700,000	1,716,461
Fannie Mae, 2.625%, 11/20/2014	3,500,000	3,528,990
Fannie Mae, 6.25%, 5/15/2029	4,368,000	5,113,299
Fannie Mae, 7.25%, 5/15/2030	3,994,000	5,195,259
Fannie Mae, 6.625%, 11/15/2030	4,195,000	5,137,566
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,275,000	2,522,522
Federal Home Loan Bank, 1.625%, 11/21/2012	3,300,000	3,318,523
Federal Home Loan Bank, 1.50%, 1/16/2013	20,175,000	20,215,471
Freddie Mac, 1.375%, 1/9/2013	8,410,000	8,367,740
Freddie Mac, 3.00%, 7/28/2014	1,960,000	2,010,425
Freddie Mac, 2.875%, 2/9/2015	20,000,000	20,207,580
Freddie Mac, 3.75%, 3/27/2019	12,290,000	12,148,444
Freddie Mac, 6.75%, 3/15/2031	4,145,000	5,159,306
Freddie Mac, 6.25%, 7/15/2032	4,315,000	5,110,626

Total Other Agencies
(Identified Cost $108,733,945)		109,402,704

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $114,782,251)		115,887,829

SHORT-TERM INVESTMENTS - 3.94%

Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.09%,	30,076,425	30,076,425
U.S. Treasury Bill[10] , 0.10%, 7/1/2010	$2,000,000	1,999,502

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $32,076,103)		32,075,927

TOTAL INVESTMENTS - 99.43%
(Identified Cost $766,132,859)		810,345,434
OTHER ASSETS, LESS LIABILITIES - 0.57%		4,644,833

NET ASSETS - 100%		$814,990,267

59	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 2010:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
5/26/2010	EUR980,000	$1,329,321	$1,304,949	$24,372

ADR - American Depository Receipt

EUR- Euro Currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.01%

1 The Bank of New York Mellon Corp. is the Series’ custodian.

2 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3 PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.

4 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended.

These securities have been sold under rule 144A and have been determined to be liquid. These securities amounts to $24,216,353, or 2.97%, of the Series’ net assets as of April 30, 2010 (see Note 2 to the financial statements).

5 The coupon rate is floating and is the stated rate as of April 30, 2010.

6 Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

7 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid. This security amounts to $297,970, or 0.04%, of the Series’ net assets as of April 30, 2010 (see Note 2 to the financial statements).

8 Security has been valued at fair value.

9 Rate shown is the current yield as of April 30, 2010.

10 Rate shown reflects the annualized yield at time of purchase.

The accompanying notes are an integral part of the financial statements.	60

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $766,132,859) (Note 2)	$810,345,434
Interest receivable	4,783,134
Receivable for fund shares sold	2,103,545
Receivable for securities sold	1,074,012
Dividends receivable	262,475
Foreign tax reclaims receivable	118,641
Unrealized appreciation on foreign forward currency contracts (Note 2)	24,372
Prepaid and other expenses	12,201

TOTAL ASSETS	818,723,814

LIABILITIES:

Accrued management fees (Note 3)	494,459
Accrued shareholder services fees (Class S) (Note 3)	112,889
Accrued transfer agent fees (Note 3)	7,176
Accrued distribution and service (Rule 12b-1) fees (Class C) (Note 3)	6,768
Accrued fund accounting and administration fees (Note 3)	1,413
Accrued Chief Compliance Officer service fees (Note 3)	667
Payable for securities purchased	2,402,392
Payable for fund shares repurchased	707,783

TOTAL LIABILITIES	3,733,547

TOTAL NET ASSETS	$814,990,267

NET ASSETS CONSIST OF:

Capital stock	$698,315
Additional paid-in-capital	771,703,947
Undistributed net investment income	4,111,800
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(5,758,732)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	44,234,937

TOTAL NET ASSETS	$814,990,267

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($559,620,291/44,861,863 shares)	$12.47

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($244,674,155/23,935,845 shares)	$10.22

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($10,695,821/1,033,832 shares)	$10.35

61	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Interest	$6,318,233
Dividends (net of foreign taxes withheld, $75,466)	2,285,031

Total Investment Income	8,603,264

EXPENSES:

Management fees (Note 3)	2,461,619
Shareholder services fees (Class S) (Note 3)	603,985
Fund accounting and administration fees (Note 3)	64,391
Transfer agent fees (Note 3)	33,895
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	11,920
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,700
Custodian fees	21,930
Miscellaneous	74,091

Total Expenses	3,279,904
Less reduction of expenses (Note 3)	(758)

Net Expenses	3,279,146

NET INVESTMENT INCOME	5,324,118

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	16,129,467
Foreign currency and translation of other assets and liabilities	(12,391)

16,117,076

Net change in unrealized appreciation on-
Investments	27,738,738
Foreign currency and translation of other assets and liabilities	14,706

27,753,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	43,870,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,194,638

The accompanying notes are an integral part of the financial statements.	62

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,324,118	$4,446,941
Net realized gain (loss) on investments and foreign currency	16,117,076	(13,731,805)
Net change in unrealized appreciation on investments and foreign currency	27,753,444	50,979,855

Net increase from operations	49,194,638	41,694,991

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,674,958)	(4,470,282)
From net investment income (Class I)	(574,663)	(85,830)

Total distributions to shareholders	(4,249,621)	(4,556,112)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	328,984,212	184,793,523

Net increase in net assets	373,929,229	221,932,402

NET ASSETS:

Beginning of period	441,061,038	219,128,636

End of period (including undistributed net investment income of $4,111,800 and $3,037,303, respectively)	$814,990,267	$441,061,038

63	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	For the Six Months Ended 4/30/10		For the Years Ended
	(unaudited)	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.61	$10.41	$14.18	$13.55	$12.75	$11.81

Income (loss) from investment operations:
Net investment income	0.09[1]	0.16[1]	0.23	0.24	0.20	0.11
Net realized and unrealized gain (loss) on investments	0.86	1.23	(2.75)	1.19	1.36	1.16

Total from investment operations	0.95	1.39	(2.52)	1.43	1.56	1.27

Less distributions to shareholders:
From net investment income	(0.09)	(0.19)	(0.23)	(0.23)	(0.14)	(0.11)
From net realized gain on investments	—	—	(1.02)	(0.57)	(0.62)	(0.22)

Total distributions to shareholders	(0.09)	(0.19)	(1.25)	(0.80)	(0.76)	(0.33)

Net asset value - End of period	$12.47	$11.61	$10.41	$14.18	$13.55	$12.75

Net assets - End of period (000’s omitted)	$559,620	$396,927	$218,807	$379,385	$297,096	$191,022

Total return[2]	8.26%	13.65%	(19.28%)	10.91%	12.88%	10.94%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06%[3]	1.10%	1.10%	1.11%	1.16%	1.20%
Net investment income	1.56%[3]	1.49%	1.74%	1.86%	1.75%	1.09%
Series portfolio turnover	16%	58%	75%	78%	72%	77%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3,4]	0.02%	0.02%	N/A	N/A	0.01%
1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	64

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.54	$8.59	$10.00

Income (loss) from investment operations:
Net investment income	0.09[2]	0.15[2]	0.06
Net realized and unrealized gain (loss) on investments	0.70	1.02	(1.42)

Total from investment operations	0.79	1.17	(1.36)

Less distributions to shareholders:
From net investment income	(0.11)	(0.22)	(0.05)

Net asset value - End of period	$10.22	$9.54	$8.59

Net assets - End of period (000’s omitted)	$244,674	$44,134	$322

Total return[3]	8.39%	14.11%	(13.64%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[4]	0.85%	0.85%[4]
Net investment income	1.81%[4]	1.67%	1.47%[4]
Series portfolio turnover	16%	58%	75%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[4,5]	0.02%	0.10%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

65	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

For the Period 1/4/10[1] to 4/30/10 (unaudited)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.03[2]
Net realized and unrealized gain on investments	0.32

Total from investment operations	0.35

Net asset value - End of period	$10.35

Net assets - End of period (000’s omitted)	$10,696

Total return[3]	3.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.82%[4]
Net investment income	0.90%[4]
Series portfolio turnover	16%

*The investment advisor did not impose all or a portion of its management fees and other fees during the period and paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

0.00%[4,5]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	66

Shareholder Expense Example - Pro-Blend® Extended Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010, except for Class C Actual, which is from January 4, 2010* to April 30, 2010).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09*	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10**	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,107.90	$5.59	1.07%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%
Class I
Actual	$1,000.00	$1,109.70	$4.29	0.82%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Class C
Actual	$1,000.00	$1,042.00	$5.91	1.82%
Hypothetical
(5% return before expenses)	$1,000.00	$1,010.11	$5.81	1.82%

*Class C inception date was January 4, 2010.

**Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period (except for the Series’ Class C Actual return information, which reflects the 116 day period ended April 30, 2010 due to its inception date of January 4, 2010). The Class’ total return would have been lower had certain expenses not been waived during the period.

67

Portfolio Composition - Pro-Blend® Extended Term Series (unaudited)

As of April 30, 2010

Sector Allocation[4]
Information Technology	15.78%
Health Care	12.94%
Financials	11.72%
Consumer Discretionary	9.15%
Consumer Staples	6.72%
Industrials	6.64%
Energy	6.38%
Materials	2.98%
Telecommunication Services	1.01%
Utilities	0.60%
[4] Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Google, Inc. - Class A	2.33%
The Walt Disney Co.	2.29%
Microsoft Corp.	1.51%
Southwest Airlines Co.	1.50%
Cisco Systems, Inc.	1.48%
Becton, Dickinson and Co.	1.45%
Johnson & Johnson	1.42%
Autodesk, Inc.	1.38%
Monsanto Co.	1.33%
Nestle S.A. (Switzerland)	1.29%
5 As a percentage of total investments.

68

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS - 55.25%

Consumer Discretionary - 6.72%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)	15,560	$350,270

Automobiles - 0.05%
Bayerische Motoren Werke AG (BMW) (Germany)	6,410	316,890
Suzuki Motor Corp. (Japan)	2,500	52,935

		369,825

Distributors - 0.02%
Inchcape plc (United Kingdom)*	322,000	169,481

Hotels, Restaurants & Leisure - 1.80%
Carnival Corp.	210,105	8,761,378
Choice Hotels International, Inc.	9,670	351,118
Club Mediterranee S.A. (France)*	5,750	96,732
Hyatt Hotels Corp. - Class A*	2,610	107,454
International Game Technology	249,750	5,264,730
Wendy’s - Arby’s Group, Inc. - Class A	25,000	132,750

		14,714,162

Household Durables - 0.14%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	202,230
LG Electronics, Inc. (South Korea)	2,710	298,299
NVR, Inc.*	340	244,137
Rodobens Negocios Imobiliarios S.A. (Brazil)	55,370	397,855

		1,142,521

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	1,400	64,907

Media - 2.50%
Grupo Televisa S.A. - ADR (Mexico)	17,800	369,884
Mediacom Communications Corp. - Class A*	26,740	177,019
Reed Elsevier plc (United Kingdom)	21,260	167,362
Reed Elsevier plc - ADR (United Kingdom)	7,379	233,176
Societe Television Francaise 1 (France)	37,900	706,721
The Walt Disney Co.	506,080	18,643,987
Wolters Kluwer N.V. (Netherlands)	9,795	201,101

		20,499,250

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)	40,000	224,306
Nordstrom, Inc.	3,210	132,669
PPR (France)	1,790	241,786

		598,761

69	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 2.04%
Dick’s Sporting Goods, Inc.*	16,440	$478,568
The Finish Line, Inc. - Class A	12,670	204,114
The Home Depot, Inc.	109,940	3,875,385
KOMERI Co. Ltd. (Japan)	3,900	99,104
Lowe’s Companies, Inc.	175,240	4,752,509
Lumber Liquidators Holdings, Inc.*	8,770	267,134
The Sherwin-Williams Co.	89,900	7,018,493

		16,695,307

Textiles, Apparel & Luxury Goods - 0.05%
Adidas AG (Germany)	3,760	221,076
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	182,107

		403,183

Total Consumer Discretionary		55,007,667

Consumer Staples - 5.75%
Beverages - 0.10%
Diageo plc (United Kingdom)	13,175	224,767
Heineken N.V. (Netherlands)	7,330	343,341
Kirin Holdings Co. Ltd. (Japan)	17,000	244,137

		812,245

Food & Staples Retailing - 1.76%
BJ’s Wholesale Club, Inc.*	9,010	344,903
Carrefour S.A. (France)	24,790	1,215,966
Casino Guichard-Perrachon S.A. (France)	2,670	237,117
The Kroger Co.	255,660	5,683,322
Safeway, Inc.	255,190	6,022,484
SUPERVALU, Inc.	8,570	127,693
Tesco plc (United Kingdom)	120,000	798,965

		14,430,450

Food Products - 3.81%
Danone S.A. (France)	8,530	504,036
Dean Foods Co.*	312,950	4,913,315
Flowers Foods, Inc.	10,470	275,989
General Mills, Inc.	49,580	3,529,104
Kellogg Co.	64,010	3,516,709
Nestle S.A. (Switzerland)	214,220	10,520,399
Suedzucker AG (Germany)	7,300	148,078
Unilever plc - ADR (United Kingdom)	258,075	7,768,058

		31,175,688

The accompanying notes are an integral part of the financial statements.	70

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.05%
Kao Corp. (Japan)	3,000	$73,455
Reckitt Benckiser Group plc (United Kingdom)	6,105	317,875

		391,330

Personal Products - 0.03%
Alberto-Culver Co.	7,290	209,952

Total Consumer Staples		47,019,665

Energy - 4.82%
Energy Equipment & Services - 3.50%
Baker Hughes, Inc.	185,290	9,220,031
Calfrac Well Services Ltd. (Canada)	22,540	479,513
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	17,565	530,533
Dril-Quip, Inc.*	4,260	246,782
Schlumberger Ltd.	118,800	8,484,696
Trican Well Service Ltd. (Canada)	41,290	524,356
Weatherford International Ltd. (Switzerland)*	508,020	9,200,242

		28,686,153

Oil, Gas & Consumable Fuels - 1.32%
BP plc (United Kingdom)	20,885	183,903
Cameco Corp. (Canada)	5,710	140,523
Forest Oil Corp.*	4,110	120,423
Hess Corp.	134,750	8,563,362
Mariner Energy, Inc.*	6,409	153,047
Royal Dutch Shell plc - Class B (Netherlands)	7,169	216,637
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,830	414,444
Talisman Energy, Inc. (Canada)	24,520	417,357
Total S.A. (France)	4,390	239,473
Uranium One, Inc. (Canada)*	124,370	314,659

		10,763,828

Total Energy		39,449,981

Financials - 5.31%
Capital Markets - 1.38%
The Bank of New York Mellon Corp.[1]	284,500	8,856,485
Credit Suisse Group AG - ADR (Switzerland)	3,190	145,783
Daiwa Securities Group, Inc. (Japan)	6,000	31,298
Federated Investors, Inc. - Class B	31,450	758,574
GAM Holding Ltd. (Switzerland)*	28,530	357,106
The Goldman Sachs Group, Inc.	2,310	335,412
Legg Mason, Inc.	13,630	431,935
Northern Trust Corp.	4,930	271,051

71	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
State Street Corp.	2,290	$99,615

		11,287,259

Commercial Banks - 0.38%
Barclays plc - ADR (United Kingdom)	6,940	141,715
BNP Paribas (France)	2,320	161,028
The Chugoku Bank Ltd. (Japan)	10,000	128,600
Credit Agricole S.A. (France)	3,800	54,744
First Commonwealth Financial Corp.	110,670	724,888
The Hachijuni Bank Ltd. (Japan)	18,000	101,368
HSBC Holdings plc (United Kingdom)	17,000	173,753
HSBC Holdings plc - ADR (United Kingdom)	7,702	391,955
ICICI Bank Ltd. - ADR (India)	4,960	210,899
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	63,107
Societe Generale - ADR (France)[2]	12,410	131,174
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	109,224
U.S. Bancorp	10,390	278,140
Wilmington Trust Corp.	22,890	396,684

		3,067,279

Consumer Finance - 1.22%
American Express Co.	213,090	9,827,711
Discover Financial Services	9,720	150,271

		9,977,982

Diversified Financial Services - 0.32%
Bank of America Corp.	11,390	203,084
Deutsche Boerse AG (Germany)	9,140	712,401
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	6,420	318,880
ING Groep N.V. (Netherlands)*	4,650	41,723
JPMorgan Chase & Co.	15,485	659,351
Moody’s Corp.	28,320	700,070

		2,635,509

Insurance - 0.65%
Allianz SE (Germany)	9,190	1,058,662
The Allstate Corp.	16,100	525,987
Amil Participacoes S.A. (Brazil)	40,950	335,704
AXA S.A. (France)	4,550	91,477
Brown & Brown, Inc.	21,570	434,420
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	3,495	494,194
Principal Financial Group, Inc.	5,770	168,599
The Progressive Corp.	41,500	833,735
Willis Group Holdings plc (United Kingdom)	21,475	739,814

The accompanying notes are an integral part of the financial statements.	72

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Zurich Financial Services AG (Switzerland)	2,910	$649,521

		5,332,113

Real Estate Investment Trusts (REITS) - 1.14%
Acadia Realty Trust	8,710	166,187
Alexandria Real Estate Equities, Inc.	1,750	123,918
Alstria Office REIT AG (Germany)	24,590	278,293
American Campus Communities, Inc.	11,320	318,884
Apartment Investment & Management Co. - Class A	14,030	314,412
AvalonBay Communities, Inc.	2,810	292,352
BioMed Realty Trust, Inc.	22,040	407,961
Boston Properties, Inc.	5,250	414,015
Camden Property Trust	5,380	260,553
Corporate Office Properties Trust	24,680	998,306
DiamondRock Hospitality Co.*	7,400	81,326
Digital Realty Trust, Inc.	4,280	251,236
Douglas Emmett, Inc.	25,620	428,879
DuPont Fabros Technology, Inc.	12,810	283,998
Equity Lifestyle Properties, Inc.	4,240	235,363
Equity One, Inc.	7,040	136,646
Equity Residential	2,770	125,398
HCP, Inc.	10,450	335,654
Health Care REIT, Inc.	4,350	195,446
Healthcare Realty Trust, Inc.	9,360	225,950
Home Properties, Inc.	7,950	395,036
Host Hotels & Resorts, Inc.	19,494	316,973
LaSalle Hotel Properties	11,380	299,863
Lexington Realty Trust	11,180	79,154
Mack-Cali Realty Corp.	3,020	103,767
Mid-America Apartment Communities, Inc.	5,493	303,598
National Health Investors, Inc.	1,960	79,615
National Retail Properties, Inc.	10,000	235,300
Omega Healthcare Investors, Inc.	12,490	250,050
Pebblebrook Hotel Trust*	8,210	161,737
Realty Income Corp.	13,800	452,502
Simon Property Group, Inc.	2,866	255,131
Tanger Factory Outlet Centers	4,170	173,472
UDR, Inc.	12,910	262,202
Westfield Group (Australia)	9,550	114,169

		9,357,346

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	5,210	90,237

73	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance - 0.21%
Aareal Bank AG (Germany)*	8,265	$181,793
First Niagara Financial Group, Inc.	52,140	724,746
NewAlliance Bancshares, Inc.	29,500	384,385
People’s United Financial, Inc.	25,820	400,985

		1,691,909

Total Financials		43,439,634

Health Care - 11.98%
Biotechnology - 1.38%
Amgen, Inc.*	14,070	807,055
Basilea Pharmaceutica AG (Switzerland)*	6,460	475,728
Celera Corp.*	187,760	1,402,567
CSL Ltd. (Australia)	7,650	229,274
Genzyme Corp.*	146,399	7,794,283
Grifols S.A. (Spain)	8,650	109,988
Sinovac Biotech Ltd. (China)*	86,800	502,572

		11,321,467

Health Care Equipment & Supplies - 4.54%
Ansell, Ltd. (Australia)	103,110	1,224,080
Becton, Dickinson and Co.	154,910	11,830,477
Boston Scientific Corp.*	1,139,970	7,842,994
Cochlear Ltd. (Australia)	16,840	1,154,630
Covidien plc (Ireland)	34,780	1,669,092
DENTSPLY International, Inc.	29,650	1,086,376
DexCom, Inc.*	66,455	727,682
Gen-Probe, Inc.*	24,410	1,156,790
Hologic, Inc.*	29,370	524,842
Insulet Corp.*	32,800	452,640
Inverness Medical Innovations, Inc.*	45,300	1,802,034
Mindray Medical International Ltd. - ADR (China)	22,250	849,950
Nobel Biocare Holding AG (Switzerland)	31,730	703,506
OraSure Technologies, Inc.*	154,150	977,311
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	170,000	798,091
Sirona Dental Systems, Inc.*	22,290	929,270
Straumann Holding AG (Switzerland)	4,855	1,204,558
Teleflex, Inc.	12,410	760,981
Zoll Medical Corp.*	48,940	1,495,117

		37,190,421

Health Care Providers & Services - 1.67%
Aetna, Inc.	14,010	413,996
AMN Healthcare Services, Inc.*	65,050	594,557

The accompanying notes are an integral part of the financial statements.	74

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Bio-Reference Laboratories, Inc.*	26,640	$623,376
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	125,000	115,902
CIGNA Corp.	13,000	416,780
Diagnosticos da America S.A. (Brazil)*	148,020	1,279,022
OdontoPrev S.A. (Brazil)	12,020	394,501
Quest Diagnostics, Inc.	101,640	5,809,742
Sonic Healthcare Ltd. (Australia)	146,260	1,867,614
UnitedHealth Group, Inc.	13,270	402,214
VCA Antech, Inc.*	45,550	1,296,353
WellPoint, Inc.*	7,910	425,558

		13,639,615

Health Care Technology - 0.85%
Allscripts - Misys Healthcare Solutions, Inc.*	26,850	541,565
Cerner Corp.*	53,823	4,570,111
Eclipsys Corp.*	90,990	1,881,673

		6,993,349

Life Sciences Tools & Services - 1.83%
Caliper Life Sciences, Inc.*	258,184	1,035,318
ICON plc - ADR (Ireland)*	28,690	836,887
Lonza Group AG (Switzerland)	8,790	690,196
PerkinElmer, Inc.	162,045	4,059,227
Thermo Fisher Scientific, Inc.*	150,520	8,320,746

		14,942,374

Pharmaceuticals - 1.71%
AstraZeneca plc (United Kingdom)	1,450	64,095
AstraZeneca plc - ADR (United Kingdom)	3,795	167,853
Bayer AG (Germany)	9,185	587,927
GlaxoSmithKline plc (United Kingdom)	13,455	249,308
Johnson & Johnson	180,090	11,579,787
Sanofi - Aventis S.A. (France)	2,170	149,259
Shire plc (Ireland)	15,285	337,473
Takeda Pharmaceutical Co. Ltd. (Japan)	3,000	129,345
UCB S.A. (Belgium)	18,190	705,987

		13,971,034

Total Health Care		98,058,260

Industrials - 3.78%
Aerospace & Defense - 0.05%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	17,140	412,731

75	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 1.19%
TNT N.V. (Netherlands)	22,154	$680,790
United Parcel Service, Inc. - Class B	131,525	9,093,639

		9,774,429

Airlines - 1.66%
AirTran Holdings, Inc.*	66,430	350,750
Copa Holdings S.A. - Class A (Panama)	3,420	193,846
Deutsche Lufthansa AG (Germany)*	16,205	270,781
Ryanair Holdings plc - ADR (Ireland)*	15,930	448,589
Singapore Airlines Ltd. (Singapore)	11,000	122,017
Southwest Airlines Co.	926,690	12,213,774

		13,599,757

Commercial Services & Supplies - 0.11%
Tomra Systems ASA (Norway)	183,370	885,920

Electrical Equipment - 0.17%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	25,630	491,071
Alstom S.A. (France)	3,070	181,815
Gamesa Corporacion Tecnologica S.A. (Spain)	10,800	133,745
Nexans S.A. (France)	2,900	230,244
Schneider Electric S.A. (France)	2,140	244,841
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	7,270	91,820

		1,373,536

Industrial Conglomerates - 0.18%
Siemens AG (Germany)	14,630	1,448,079

Machinery - 0.18%
FANUC Ltd. (Japan)	7,000	832,384
Lindsay Corp.	3,690	140,331
SmartHeat, Inc. (China)*	8,230	69,050
Titan International, Inc.	11,060	137,254
Wabtec Corp.	5,710	271,682

		1,450,701

Professional Services - 0.05%
Adecco S.A. (Switzerland)	2,420	142,796
Equifax, Inc.	8,980	301,728

		444,524

Road & Rail - 0.16%
All America Latina Logistica S.A. (Brazil)	61,910	553,833
Canadian National Railway Co. (Canada)	2,600	155,454
Kansas City Southern*	4,620	187,341
Knight Transportation, Inc.	10,480	223,119

The accompanying notes are an integral part of the financial statements.	76

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
RailAmerica, Inc.*	12,120	$156,227

		1,275,974

Transportation Infrastructure - 0.03%
Malaysia Airports Holdings Berhad (Malaysia)	169,470	263,425

Total Industrials		30,929,076

Information Technology - 14.95%
Communications Equipment - 2.93%
Alcatel-Lucent - ADR (France)*	189,230	599,859
Blue Coat Systems, Inc.*	33,530	1,090,731
Cisco Systems, Inc.*	446,380	12,016,549
Infinera Corp.*	94,440	864,126
Juniper Networks, Inc.*	166,320	4,725,151
QUALCOMM, Inc.	103,050	3,992,157
Riverbed Technology, Inc.*	21,740	673,723

		23,962,296

Computers & Peripherals - 1.01%
Compellent Technologies, Inc.*	36,500	458,805
EMC Corp.*	409,690	7,788,207

		8,247,012

Electronic Equipment, Instruments & Components - 0.15%
Cogent, Inc.*	65,610	679,064
Keyence Corp. (Japan)	563	134,794
LoJack Corp.*	104,135	435,284

		1,249,142

Internet Software & Services - 2.47%
comScore, Inc.*	38,000	689,700
Google, Inc. - Class A*	36,050	18,942,112
NetEase.com, Inc. - ADR (China)*	4,390	153,079
Vocus, Inc.*	24,460	417,043

		20,201,934

IT Services - 2.68%
Accenture plc - Class A (Ireland)	15,610	681,220
Amdocs Ltd. (Guernsey)*	44,470	1,420,372
Automatic Data Processing, Inc.	191,604	8,307,950
Cap Gemini S.A. (France)	13,920	707,157
Cielo S.A. (Brazil)	76,090	734,964
Paychex, Inc.	13,885	424,881
Redecard S.A. (Brazil)	44,820	744,142

77	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
The Western Union Co.	490,750	$8,956,188

		21,976,874

Semiconductors & Semiconductor Equipment - 0.34%
Advantest Corp. (Japan)	37,300	973,251
Hynix Semiconductor, Inc. (South Korea)*	7,010	179,622
KLA-Tencor Corp.	9,640	328,338
Sumco Corp. (Japan)*	12,000	267,632
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	21,672	229,506
Tokyo Electron Ltd. (Japan)	12,000	793,315

		2,771,664

Software - 5.37%
Autodesk, Inc.*	329,865	11,218,709
Electronic Arts, Inc.*	466,880	9,043,466
Microsoft Corp.	403,330	12,317,698
Misys plc (United Kingdom)*	55,900	200,226
Net 1 UEPS Technologies, Inc. (South Africa)*	31,000	508,400
SAP AG (Germany)	6,340	305,790
SAP AG - ADR (Germany)	185,050	8,780,622
Shanda Interactive Entertainment Ltd. - ADR (China)*	13,480	611,183
Sonic Solutions, Inc.*	29,330	368,091
Square Enix Holdings Co. Ltd. (Japan)	9,000	190,281
UbiSoft Entertainment S.A. (France)*	30,560	391,715

		43,936,181

Total Information Technology		122,345,103

Materials - 1.41%
Chemicals - 1.40%
Arkema S.A. (France)	67	2,823
Calgon Carbon Corp.*	22,965	355,957
Johnson Matthey plc (United Kingdom)	6,390	170,414
Monsanto Co.	171,380	10,807,223
The Scotts Miracle-Gro Co. - Class A	2,670	129,362

		11,465,779

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	4,854	95,044

Total Materials		11,560,823

Telecommunication Services - 0.38%
Diversified Telecommunication Services - 0.07%
France Telecom S.A. (France)	12,170	266,471

The accompanying notes are an integral part of the financial statements.	78

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Swisscom AG - ADR (Switzerland)[2]	8,280	$279,202

		545,673

Wireless Telecommunication Services - 0.31%
American Tower Corp. - Class A*	10,780	439,932
Crown Castle International Corp.*	20,720	784,252
Hutchison Telecommunications International Ltd. (Hong Kong)*	105,000	29,346
SBA Communications Corp. - Class A*	22,550	797,593
SK Telecom Co. Ltd. - ADR (South Korea)	28,080	519,761

		2,570,884

Total Telecommunication Services		3,116,557

Utilities - 0.15%
Electric Utilities - 0.06%
E.ON AG (Germany)	12,820	473,841

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	6,150	71,709
RRI Energy, Inc.*	18,780	76,435

		148,144

Multi-Utilities - 0.04%
GDF Suez (France)	4,147	147,950
National Grid plc (United Kingdom)	22,535	216,878

		364,828

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,040	218,040

Total Utilities		1,204,853

TOTAL COMMON STOCKS
(Identified Cost $397,189,511)		452,131,619

PREFERRED STOCKS - 0.39%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)	3,800	203,519

Financials - 0.37%
Commercial Banks - 0.17%
PNC Financial Services Group, Inc., Series K3	480,000	509,477
Wells Fargo & Co., Series K	795,000	838,725

		1,348,202

Diversified Financial Services - 0.20%
Bank of America Corp., Series K	845,000	850,636

79	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., Series 1	755,000	$792,939

		1,643,575

Total Financials		2,991,777

TOTAL PREFERRED STOCKS
(Identified Cost $2,884,251)		3,195,296

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $5,289)	8,377	2,137

CORPORATE BONDS - 17.83%

Convertible Corporate Bonds - 0.34%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021	$ 315,000	355,162

Energy - 0.07%
Energy Equipment & Services - 0.07%
Schlumberger Ltd., Series B, 2.125%, 6/1/2023	330,000	594,000

Health Care - 0.10%
Biotechnology - 0.08%
Amgen, Inc., 0.375%, 2/1/2013	635,000	638,969

Health Care Equipment & Supplies - 0.02%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	148,225

Total Health Care		787,194

Industrials - 0.02%
Airlines - 0.02%
AirTran Holdings, Inc., 5.25%, 11/1/2016	125,000	139,688

Information Technology - 0.11%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	436,337

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	465,000	448,144

Total Information Technology		884,481

Total Convertible Corporate Bonds
(Identified Cost $2,595,793)		2,760,525

The accompanying notes are an integral part of the financial statements.	80

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds - 17.49%
Consumer Discretionary - 2.33%
Diversified Consumer Services - 0.06%
Affinion Group, Inc., 11.50%, 10/15/2015	$ 470,000	$495,850

Hotels, Restaurants & Leisure - 0.59%
International Game Technology, 7.50%, 6/15/2019	860,000	1,001,350
McDonald’s Corp., 5.80%, 10/15/2017	620,000	701,668
McDonald’s Corp., 6.30%, 10/15/2037	690,000	772,984
Scientific Games Corp.[4] , 7.875%, 6/15/2016	370,000	374,162
Scientific Games International, Inc.[4] , 9.25%, 6/15/2019	410,000	441,775
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	560,000	602,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	262,161
Wyndham Worldwide Corp., 6.00%, 12/1/2016	425,000	423,225
Yonkers Racing Corp.[4] , 11.375%, 7/15/2016	230,000	251,850

		4,831,175

Household Durables - 0.12%
Fortune Brands, Inc., 5.375%, 1/15/2016	940,000	989,936

Media - 0.99%
Cablevision Systems Corp.[4] , 8.625%, 9/15/2017	690,000	727,950
Columbus International, Inc. (Barbados)[4] , 11.50%, 11/20/2014	295,000	324,146
Comcast Corp., 6.50%, 11/15/2035	670,000	706,323
Comcast Corp., 6.95%, 8/15/2037	1,310,000	1,458,998
DIRECTV Holdings LLC[4] , 5.20%, 3/15/2020	1,140,000	1,149,467
MDC Partners, Inc. (Canada)[4] , 11.00%, 11/1/2016	135,000	147,825
Sirius XM Radio, Inc.[4] , 9.75%, 9/1/2015	115,000	125,638
Time Warner, Inc., 7.625%, 4/15/2031	845,000	981,922
Unitymedia Hessen GmbH & Co. KG (Germany)[4] , 8.125%, 12/1/2017	175,000	178,500
Unitymedia Hessen GmbH & Co. KG (Germany)[4] , 8.125%, 12/1/2017	195,000	267,422
UPC Holding B.V. (Netherlands)[4] , 9.875%, 4/15/2018	400,000	422,000
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	105,000	109,987
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	325,000	356,687
The Walt Disney Co., Series B, 7.00%, 3/1/2032	380,000	460,866
WMG Acquisition Corp.[4] , 9.50%, 6/15/2016	365,000	394,200
XM Satellite Radio, Inc.[4] , 11.25%, 6/15/2013	245,000	268,888

		8,080,819

Multiline Retail - 0.12%
Target Corp., 6.00%, 1/15/2018	845,000	967,238

Specialty Retail - 0.32%
The Home Depot, Inc., 5.40%, 3/1/2016	900,000	987,173
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	973,476
Toys R Us Property Co. LLC[4] , 8.50%, 12/1/2017	595,000	629,213

		2,589,862

81	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.13%
Levi Strauss & Co., 8.625%, 4/1/2013	$ 100,000	$135,808
VF Corp., 5.95%, 11/1/2017	880,000	976,363

		1,112,171

Total Consumer Discretionary		19,067,051

Consumer Staples - 0.90%
Beverages - 0.44%
CEDC Finance Corp. International, Inc.[4] , 9.125%, 12/1/2016	600,000	636,000
The Coca-Cola Co., 5.35%, 11/15/2017	630,000	701,767
Constellation Brands, Inc., 8.375%, 12/15/2014	590,000	632,775
PepsiCo, Inc., 5.00%, 6/1/2018	620,000	664,310
PepsiCo, Inc., 7.90%, 11/1/2018	760,000	958,663

		3,593,515

Food & Staples Retailing - 0.11%
Ingles Markets, Inc., 8.875%, 5/15/2017	215,000	227,362
The Kroger Co., 6.75%, 4/15/2012	605,000	660,388

		887,750

Food Products - 0.24%
General Mills, Inc., 5.65%, 2/15/2019	880,000	961,997
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	988,647

		1,950,644

Personal Products - 0.11%
Revlon Consumer Products Corp.[4] , 9.75%, 11/15/2015	940,000	965,850

Total Consumer Staples		7,397,759

Energy - 1.45%
Energy Equipment & Services - 0.53%
Baker Hughes, Inc., 7.50%, 11/15/2018	580,000	706,229
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	655,000	661,550
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	439,675
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	90,000	91,350
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	575,000	571,406
Key Energy Services, Inc., 8.375%, 12/1/2014	410,000	418,200
Thermon Industries, Inc.[4] , 9.50%, 5/1/2017	465,000	474,300
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	770,000	995,837

		4,358,547

Oil, Gas & Consumable Fuels - 0.92%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	250,000	245,000
Anadarko Petroleum Corp., 5.95%, 9/15/2016	345,000	382,972

The accompanying notes are an integral part of the financial statements.	82

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp., 8.70%, 3/15/2019	$ 580,000	$729,207
Apache Corp., 6.90%, 9/15/2018	600,000	715,058
Aquilex Holdings LLC - Aquilex Finance Corp.[4] , 11.125%, 12/15/2016	245,000	265,825
Arch Coal, Inc.[4] , 8.75%, 8/1/2016	185,000	197,025
Arch Western Finance LLC, 6.75%, 7/1/2013	440,000	443,300
Chesapeake Energy Corp., 9.50%, 2/15/2015	190,000	208,288
Chesapeake Energy Corp., 6.875%, 1/15/2016	410,000	408,975
Coffeyville Resources LLC - Coffeyville Finance, Inc.[4] , 9.00%, 4/1/2015	225,000	229,500
Coffeyville Resources LLC - Coffeyville Finance, Inc.[4] , 10.875%, 4/1/2017	215,000	219,300
Crosstex Energy - Crosstex Energy Finance Corp.[4] , 8.875%, 2/15/2018	425,000	442,000
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 11.75%, 5/27/2014	185,000	205,350
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 10.00%, 1/15/2018	220,000	220,000
Martin Midstream Partners LP - Martin Midstream Finance Corp.[4] , 8.875%, 4/1/2018	460,000	466,900
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[4] , 8.875%, 3/15/2018	320,000	334,400
Plains Exploration & Production Co., 8.625%, 10/15/2019	465,000	491,737
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	474,300
Tesoro Corp., 9.75%, 6/1/2019	650,000	698,750
Whiting Petroleum Corp., 7.00%, 2/1/2014	125,000	129,062

		7,506,949

Total Energy		11,865,496

Financials - 5.98%
Capital Markets - 1.66%
Goldman Sachs Capital I, 6.345%, 2/15/2034	1,020,000	912,781
Goldman Sachs Capital II5 , 5.793%, 12/29/2049	1,000,000	791,250
The Goldman Sachs Group, Inc.[6] , 3.25%, 6/15/2012	9,123,000	9,522,651
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	916,774
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	510,000	471,698
Morgan Stanley, 5.55%, 4/27/2017	945,000	949,547

		13,564,701

Commercial Banks - 1.17%
Household Finance Co., 6.375%, 11/27/2012	435,000	477,717
HSBC Finance Corp., 7.00%, 5/15/2012	700,000	765,393
KeyBank National Association, 5.45%, 3/3/2016	1,110,000	1,130,509
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,165,000	1,267,231

83	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
PNC Bank National Association[3] , 5.25%, 1/15/2017	$ 1,035,000	$1,071,877
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	611,158
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	624,174
USB Capital XIII Trust, 6.625%, 12/15/2039	540,000	567,869
Wachovia Corp., 5.25%, 8/1/2014	915,000	970,712
Wells Fargo & Co.[6] , 3.00%, 12/9/2011	2,010,000	2,078,055

		9,564,695

Consumer Finance - 0.27%
American Express Co., 8.125%, 5/20/2019	800,000	979,833
American Express Co.[5] , 6.80%, 9/1/2066	870,000	856,950
Credit Acceptance Corp.[4] , 9.125%, 2/1/2017	395,000	412,775

		2,249,558

Diversified Financial Services - 1.72%
Bank of America Corp.[6] , 3.125%, 6/15/2012	6,102,000	6,343,041
Bank of America Corp., 5.75%, 8/15/2016	685,000	702,857
Bank of America Corp., 7.625%, 6/1/2019	825,000	941,752
Citigroup Funding, Inc.[6] , 1.875%, 10/22/2012	3,892,000	3,933,606
JPMorgan Chase & Co.[6] , 3.125%, 12/1/2011	1,195,000	1,237,064
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	954,408

		14,112,728

Insurance - 0.17%
American International Group, Inc., 4.25%, 5/15/2013	345,000	336,950
Fidelity National Financial, Inc., 6.60%, 5/15/2017	530,000	530,090
Hartford Financial Services Group, Inc.[5] , 8.125%, 6/15/2038	475,000	489,250

		1,356,290

Real Estate Investment Trusts (REITS) - 0.99%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	920,000	997,028
Boston Properties LP, 5.875%, 10/15/2019	945,000	1,002,131
Camden Property Trust, 5.70%, 5/15/2017	980,000	975,501
DuPont Fabros Technology LP4 , 8.50%, 12/15/2017	785,000	814,437
Felcor Lodging LP, 10.00%, 10/1/2014	455,000	475,475
HCP, Inc., 6.70%, 1/30/2018	935,000	977,002
Health Care REIT, Inc., 6.20%, 6/1/2016	510,000	547,960
Host Hotels & Resorts LP, 6.875%, 11/1/2014	295,000	299,794
Mack-Cali Realty LP, 7.75%, 8/15/2019	485,000	568,810
Omega Healthcare Investors, Inc.[4] , 7.50%, 2/15/2020	425,000	436,687

The accompanying notes are an integral part of the financial statements.	84

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	$ 750,000	$971,873

		8,066,698

Total Financials		48,914,670

Health Care - 0.78%
Biotechnology - 0.02%
Talecris Biotherapeutics Holdings Corp.[4] , 7.75%, 11/15/2016	215,000	217,150

Health Care Equipment & Supplies - 0.28%
Becton, Dickinson and Co., 6.00%, 5/15/2039	885,000	962,375
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	245,000	257,250
Fresenius US Finance II, Inc.[4] , 9.00%, 7/15/2015	145,000	163,125
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	395,000	389,075
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	504,000	514,080

		2,285,905

Health Care Providers & Services - 0.19%
BioScrip, Inc.[4] , 10.25%, 10/1/2015	430,000	440,750
HCA, Inc.[4] , 7.875%, 2/15/2020	415,000	446,644
Health Management Associates, Inc., 6.125%, 4/15/2016	670,000	647,387

		1,534,781

Life Sciences Tools & Services - 0.06%
PharmaNet Development Group, Inc.[4] , 10.875%, 4/15/2017	455,000	465,806

Pharmaceuticals - 0.23%
Johnson & Johnson, 5.95%, 8/15/2037	565,000	629,007
Valeant Pharmaceuticals International[4] , 7.625%, 3/15/2020	465,000	473,137
Wyeth, 6.50%, 2/1/2034	700,000	800,218

		1,902,362

Total Health Care		6,406,004

Industrials - 2.81%
Aerospace & Defense - 0.24%
The Boeing Co., 6.00%, 3/15/2019	860,000	966,057
GeoEye, Inc.[4] , 9.625%, 10/1/2015	250,000	260,312
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	713,595

		1,939,964

Air Freight & Logistics - 0.21%
FedEx Corp., 8.00%, 1/15/2019	785,000	980,172
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	725,690

		1,705,862

85	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.46%
AirTran Airways, Inc.[7,8] , 10.41%, 4/1/2017	$ 331,160	$320,397
Delta Air Lines, Inc.[4] , 9.50%, 9/15/2014	795,000	841,706
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	986,811
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,632,998

		3,781,912

Building Products - 0.10%
Building Materials Corp. of America[4] , 7.50%, 3/15/2020	215,000	214,462
Owens Corning, 9.00%, 6/15/2019	335,000	404,455
USG Corp.[4] , 9.75%, 8/1/2014	185,000	199,800

		818,717

Commercial Services & Supplies - 0.31%
ACCO Brands Corp.[4] , 10.625%, 3/15/2015	250,000	276,875
Clean Harbors, Inc., 7.625%, 8/15/2016	460,000	478,975
Corrections Corp. of America, 6.25%, 3/15/2013	245,000	248,675
Corrections Corp. of America, 7.75%, 6/1/2017	145,000	153,700
Garda World Security Corp. (Canada)[4] , 9.75%, 3/15/2017	425,000	440,406
Waste Management, Inc., 7.375%, 3/11/2019	815,000	967,395

		2,566,026

Industrial Conglomerates - 0.85%
General Electric Capital Corp.[6] , 3.00%, 12/9/2011	2,630,000	2,718,194
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	487,416
General Electric Capital Corp.[5] , 6.375%, 11/15/2067	895,000	856,963
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	915,000	997,874
General Electric Co., 5.25%, 12/6/2017	765,000	813,655
Textron, Inc., 7.25%, 10/1/2019	940,000	1,033,606

		6,907,708

Machinery - 0.33%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	958,900
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	303,204
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,446,441

		2,708,545

Marine - 0.06%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[4] , 8.875%, 11/1/2017	195,000	203,775
United Maritime Group LLC - United Maritime Group Finance Corp.[4] , 11.75%, 6/15/2015	245,000	254,800

		458,575

The accompanying notes are an integral part of the financial statements.	86

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 0.25%
CSX Corp., 6.00%, 10/1/2036	$ 950,000	$972,860
RailAmerica, Inc., 9.25%, 7/1/2017	321,000	345,878
Union Pacific Corp., 5.65%, 5/1/2017	700,000	757,322

		2,076,060

Total Industrials		22,963,369

Information Technology - 0.63%
Communications Equipment - 0.31%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	540,000	395,550
Cisco Systems, Inc., 5.90%, 2/15/2039	925,000	969,800
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	650,000	669,500
Nokia Corp. (Finland), 5.375%, 5/15/2019	460,000	487,834

		2,522,684

Computers & Peripherals - 0.08%
International Business Machines Corp., 5.60%, 11/30/2039	616,000	640,590

Electronic Equipment, Instruments & Components - 0.10%
Corning, Inc., 6.20%, 3/15/2016	720,000	794,126

Semiconductors & Semiconductor Equipment - 0.06%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[4] , 10.50%, 4/15/2018	455,000	480,025

Software - 0.08%
Microsoft Corp., 5.20%, 6/1/2039	690,000	704,597

Total Information Technology		5,142,022

Materials - 1.54%
Chemicals - 0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	963,235
Solutia, Inc., 7.875%, 3/15/2020	215,000	221,988

		1,185,223

Containers & Packaging - 0.17%
Ball Corp., 6.625%, 3/15/2018	245,000	249,288
BWAY Corp., 10.00%, 4/15/2014	585,000	640,575
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[4] , 8.50%, 5/15/2018	480,000	483,600

		1,373,463

Metals & Mining - 0.62%
Alcoa, Inc., 5.72%, 2/23/2019	3,122,000	3,081,436
Alcoa, Inc., 5.87%, 2/23/2022	405,000	389,306
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	961,483

87	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Essar Steel Algoma, Inc. (Canada)[4] , 9.375%, 3/15/2015	$ 225,000	$230,625
Steel Dynamics, Inc., 7.75%, 4/15/2016	425,000	443,594

		5,106,444

Paper & Forest Products - 0.61%
Georgia-Pacific LLC[4] , 8.25%, 5/1/2016	290,000	317,550
Georgia-Pacific LLC[4] , 7.125%, 1/15/2017	370,000	390,350
International Paper Co., 9.375%, 5/15/2019	2,562,000	3,258,843
International Paper Co., 7.50%, 8/15/2021	865,000	1,016,037

		4,982,780

Total Materials		12,647,910

Telecommunication Services - 0.62%
Diversified Telecommunication Services - 0.22%
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	130,000	135,525
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	310,000	321,625
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[4] , 8.875%, 1/15/2015	635,000	657,225
Wind Acquisition Finance S.A. (Luxembourg)[4] , 11.75%, 7/15/2017	585,000	650,813

		1,765,188

Wireless Telecommunication Services - 0.40%
CC Holdings GS V LLC - Crown Castle GS III Corp.[4] , 7.75%, 5/1/2017	465,000	505,687
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	1,045,000	1,110,853
NII Capital Corp.[4] , 8.875%, 12/15/2019	590,000	625,400
SBA Telecommunications, Inc.[4] , 8.00%, 8/15/2016	435,000	458,925
SBA Tower Trust[4] , 5.101%, 4/15/2017	575,000	592,253

		3,293,118

Total Telecommunication Services		5,058,306

Utilities - 0.45%
Electric Utilities - 0.36%
Allegheny Energy Supply Co. LLC[4] , 5.75%, 10/15/2019	970,000	962,235
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	971,552
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	979,436

		2,913,223

Independent Power Producers & Energy Traders - 0.07%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	370,000	347,800

The accompanying notes are an integral part of the financial statements.	88

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders (continued)
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[4] , 10.875%, 6/1/2016	$ 250,000	$266,250

		614,050

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	154,845

Total Utilities		3,682,118

Total Non-Convertible Corporate Bonds
(Identified Cost $136,187,277)		143,144,705

TOTAL CORPORATE BONDS
(Identified Cost $138,783,070)		145,905,230

MUTUAL FUNDS - 1.10%

iShares Dow Jones US Real Estate Index Fund	4,380	231,921
iShares iBoxx High Yield Corporate Bond Fund	44,421	3,971,238
iShares iBoxx Investment Grade Corporate Bond Fund	44,943	4,822,833

TOTAL MUTUAL FUNDS
(Identified Cost $8,293,978)		9,025,992

U.S. TREASURY SECURITIES - 15.28%

U.S. Treasury Bonds - 2.36%
U.S. Treasury Bond, 5.50%, 8/15/2028	$ 8,050,000	9,233,600
U.S. Treasury Bond, 5.375%, 2/15/2031	8,924,000	10,131,524

Total U.S. Treasury Bonds
(Identified Cost $19,430,238)		19,365,124

U.S. Treasury Notes - 12.92%
U.S. Treasury Note, 1.875%, 2/28/2014	7,450,000	7,433,699
U.S. Treasury Note, 2.625%, 6/30/2014	21,680,000	22,147,464
U.S. Treasury Note, 2.375%, 8/31/2014	12,500,000	12,615,237
U.S. Treasury Note, 2.375%, 2/28/2015	8,985,000	8,990,661
U.S. Treasury Note, 2.50%, 3/31/2015	15,000,000	15,075,000
U.S. Treasury Note, 2.50%, 4/30/2015	25,000,000	25,091,750
U.S. Treasury Note, 4.00%, 8/15/2018	10,150,000	10,590,896
U.S. Treasury Note, 2.75%, 2/15/2019	4,000,000	3,768,436

Total U.S. Treasury Notes
(Identified Cost $105,051,196)		105,713,143

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $124,481,434)		125,078,267

89	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

ASSET-BACKED SECURITIES - 0.06%

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4] , 5.29%, 3/25/2016
(Identified Cost $469,975)	$ 470,000	$497,447

FOREIGN GOVERNMENT BONDS - 0.12%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019
(Identified Cost $1,262,075)	975,000	989,838

U.S. GOVERNMENT AGENCIES - 5.82%

Mortgage-Backed Securities - 1.28%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	959	1,031
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	7,708	8,334
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	211,369	227,672
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	236,850	249,023
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	193,722	203,678
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	176,835	185,924
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	101,411	106,623
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	53,044	56,481
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	63,342	66,952
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	753,038	798,070
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	4,741,196	4,824,217
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	355,838	385,606
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,610,357	1,715,147
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	167,603	180,765
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	509,184	545,433
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	707,271	737,101
Freddie Mac, Pool #A22067, 6.50%, 5/1/2034	156,125	171,014

Total Mortgage-Backed Securities
(Identified Cost $9,751,746)		10,463,071

Other Agencies - 4.54%
Fannie Mae, 6.25%, 5/15/2029	4,456,000	5,216,314
Fannie Mae, 7.25%, 5/15/2030	4,005,000	5,209,568
Fannie Mae, 6.625%, 11/15/2030	4,252,000	5,207,373
Federal Home Loan Bank, 4.50%, 11/15/2012	50,000	53,764
Federal Home Loan Bank, 3.375%, 2/27/2013	50,000	52,436
Freddie Mac, 1.75%, 6/15/2012	4,560,000	4,606,138
Freddie Mac, 5.50%, 8/20/2012	4,150,000	4,536,340
Freddie Mac, 3.75%, 3/27/2019	7,840,000	7,749,699
Freddie Mac, 6.75%, 3/15/2031	1,825,000	2,271,589

The accompanying notes are an integral part of the financial statements.	90

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 6.25%, 7/15/2032	$ 1,915,000	$2,268,099

Total Other Agencies
(Identified Cost $37,300,078)		37,171,320

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $47,051,824)		47,634,391

SHORT-TERM INVESTMENTS - 3.53%

Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.09%,	22,685,285	22,685,285
U.S. Treasury Bill[10] , 0.24%, 8/26/2010	$ 6,200,000	6,196,298

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $28,880,448)		28,881,583

TOTAL INVESTMENTS - 99.38%
(Identified Cost $749,301,855)		813,341,800
OTHER ASSETS, LESS LIABILITIES - 0.62%		5,097,290

NET ASSETS - 100%		$818,439,090

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 2010:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
5/26/2010	EUR975,000	$1,322,538	$1,298,291	$24,247

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.01%

[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $25,608,521, or 3.13%, of the Series’ net assets as of April 30, 2010 (see Note 2 to the financial statements).

[5]	The coupon rate is floating and is the stated rate as of April 30, 2010.
[6]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[7]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid. This security amounts to $320,397, or 0.04%, of the Series’ net assets as of April 30, 2010 (see Note 2 to the financial statements).

[8]	Security has been valued at fair value.
[9]	Rate shown is the current yield as of April 30, 2010.
[10]	Rate shown reflects the annualized yield at time of purchase.

91	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $749,301,855) (Note 2)	$813,341,800
Interest receivable	3,614,709
Receivable for securities sold	3,494,079
Receivable for fund shares sold	1,549,487
Dividends receivable	330,062
Foreign tax reclaims receivable	185,184
Unrealized appreciation on foreign forward currency contracts (Note 2)	24,247

TOTAL ASSETS	822,539,568

LIABILITIES:

Accrued management fees (Note 3)	494,488
Accrued shareholder services fees (Class S) (Note 3)	129,547
Accrued transfer agent (Note 3)	15,689
Accrued distribution and services (Rule 12b-1) fees (Class C) (Note 3)	6,239
Accrued fund accounting and administration fees (Note 3)	2,753
Accrued Chief Compliance Officer service fees (Note 3)	667
Payable for securities purchased	3,160,484
Payable for fund shares repurchased	272,615
Other payables and accrued expenses	17,996

TOTAL LIABILITIES	4,100,478

TOTAL NET ASSETS	$818,439,090

NET ASSETS CONSIST OF:

Capital stock	$616,384
Additional paid-in-capital	787,598,294
Undistributed net investment income	3,866,334
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(37,699,489)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	64,057,567

TOTAL NET ASSETS	$818,439,090

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($639,784,094/43,686,397 shares)	$14.64

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($168,732,016/16,999,388 shares)	$9.93

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C
($9,922,980/952,633 shares)	$10.42

The accompanying notes are an integral part of the financial statements.	92

Statement of Operations - Pro-Blend® Extended Term Series (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Interest	$5,788,115
Dividends (net of foreign taxes withheld, $99,558)	3,250,056

Total Investment Income	9,038,171

EXPENSES:

Management fees (Note 3)	2,658,881
Shareholder services fees (Class S) (Note 3)	717,218
Fund accounting and administration fees (Note 3)	69,260
Transfer agent fees (Note 3)	58,761
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	11,204
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,700
Custodian fees	26,006
Miscellaneous	71,438

Total Expenses	3,620,841
Less reduction of expenses (Note 3)	(758)

Net Expenses	3,620,083

NET INVESTMENT INCOME	5,418,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	17,138,776
Foreign currency and translation of other assets and liabilities	(1,212)

17,137,564

Net change in unrealized appreciation (depreciation) on-
Investments	49,525,217
Foreign currency and translation of other assets and liabilities	(158)

49,525,059

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	66,662,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,080,711

93	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,418,088	$6,906,566
Net realized gain (loss) on investments and foreign currency	17,137,564	(47,544,092)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	49,525,059	109,759,591

Net increase from operations	72,080,711	69,122,065

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(4,396,857)	(7,399,150)
From net investment income (Class I)	(1,604,509)	(270,130)

Total distributions to shareholders	(6,001,366)	(7,669,280)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	142,644,744	122,302,231

Net increase in net assets	208,724,089	183,755,016

NET ASSETS:

Beginning of period	609,715,001	425,959,985

End of period (including undistributed net investment income of $3,866,334 and $4,449,612, respectively)	$818,439,090	$609,715,001

The accompanying notes are an integral part of the financial statements.	94

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	For the Six Months Ended 4/30/10 (unaudited)	For the Years Ended
		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.32	$11.75	$17.82	$17.12	$15.82	$14.45

Income (loss) from investment operations:
Net investment income	0.10[1]	0.17 [1]	0.22	0.22	0.21	0.13
Net realized and unrealized gain (loss) on investments	1.33	1.60	(4.36)	1.88	2.18	1.71

Total from investment operations	1.43	1.77	(4.14)	2.10	2.39	1.84

Less distributions to shareholders:
From net investment income	(0.11)	(0.20)	(0.21)	(0.25)	(0.14)	(0.11)
From net realized gain on investments	—	—	(1.72)	(1.15)	(0.95)	(0.36)

Total distributions to shareholders	(0.11)	(0.20)	(1.93)	(1.40)	(1.09)	(0.47)

Net asset value - End of period	$14.64	$13.32	$11.75	$17.82	$17.12	$15.82

Net assets - End of period
(000’s omitted)	$639,784	$511,700	$424,876	$596,991	$484,003	$365,726

Total return[2]	10.79%	15.47%	(25.70% )	12.95%	16.03%	12.92%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.07%[3]	1.10%	1.10%	1.11%	1.14%	1.17%
Net investment income	1.48%[3]	1.48%	1.50%	1.37%	1.42%	0.89%
Series portfolio turnover	22%	62%	76%	82%	82%	71%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3,4]	0.01%	0.00% [4]	N/A	N/A	0.01%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

95	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.08	$8.10	$10.00

Income (loss) from investment operations:
Net investment income	0.08[2]	0.13[2]	0.08
Net realized and unrealized gain (loss) on investments	0.91	1.10	(1.91)

Total from investment operations	0.99	1.23	(1.83)

Less distributions to shareholders:
From net investment income	(0.14)	(0.25)	(0.07)

Net asset value - End of period	$9.93	$9.08	$8.10

Net assets - End of period (000’s omitted)	$168,732	$98,015	$1,084

Total return[3]	10.97%	15.82%	(18.46%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.82%[4]	0.85%	0.85%[4]
Net investment income	1.74%[4]	1.59%	1.62%[4]
Series portfolio turnover	22%	62%	76%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[4,5]	0.00%[5]	0.02%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	96

Financial Highlights - Pro-Blend® Extended Term Series - Class C

For the Period 1/4/10[1] to 4/30/10 (unaudited)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.03[2]
Net realized and unrealized gain on investments	0.39

Total from investment operations	0.42

Net asset value - End of period	$10.42

Net assets - End of period (000’s omitted)	$9,923

Total return[3]	4.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.82%[4]
Net investment income	0.86%[4]
Series portfolio turnover	22%

*The investment advisor did not impose all or a portion of its management fees and other fees during the period and paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

97	The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010, except for Class C Actual, which is from January 4, 2010* to April 30, 2010).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/09*	Ending Account Value 4/30/10	Expenses Paid During Period 11/1/09-4/30/10**	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,150.10	$5.81	1.09%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class I
Actual	$1,000.00	$1,152.30	$4.54	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class C
Actual	$1,000.00	$1,043.00	$5.94	1.83%
Hypothetical
(5% return before expenses)	$1,000.00	$1,010.07	$5.85	1.83%

*Class C inception date was January 4, 2010.

**Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period (except for the Series’ Class C Actual return information, which reflects the 116 day period ended April 30, 2010 due to its inception date of January 4, 2010). The Class’ total return would have been lower had certain expenses not been waived during the period.

98

Portfolio Composition - Pro-Blend® Maximum Term Series (unaudited)

As of April 30, 2010

Sector Allocation[4]
Information Technology	18.55%
Health Care	17.23%
Consumer Discretionary	12.64%
Financials	11.98%
Industrials	11.11%
Energy	7.27%
Consumer Staples	6.85%
Materials	2.61%
Telecommunication Services	2.13%
Utilities	0.17%

[4]Including common stocks, preferred stocks and warrants, as a percentage of total investments.

Top Ten Stock Holdings[5]
The Walt Disney Co.	2.73%
Google, Inc. - Class A	2.61%
Cisco Systems, Inc.	2.51%
Hess Corp.	2.06%
The Bank of New York Mellon Corp.	1.96%
United Parcel Service, Inc. - Class B	1.90%
EMC Corp.	1.89%
Monsanto Co.	1.87%
Nestle S.A. (Switzerland)	1.68%
Southwest Airlines Co.	1.67%

5As a percentage of total investments.

99

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS - 91.05%

Consumer Discretionary - 12.72%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)	12,990	$292,417

Automobiles - 0.81%
Bayerische Motoren Werke AG (BMW) (Germany)	109,960	5,436,070
Suzuki Motor Corp. (Japan)	2,500	52,936

		5,489,006

Distributors - 0.03%
Inchcape plc (United Kingdom)*	327,000	172,113

Hotels, Restaurants & Leisure - 2.17%
Carnival Corp.	206,611	8,615,679
Choice Hotels International, Inc.	10,450	379,440
Club Mediterranee S.A. (France)*	6,455	108,592
Hyatt Hotels Corp. - Class A*	2,720	111,982
International Game Technology	254,455	5,363,911
Wendy’s - Arby’s Group, Inc. - Class A	27,000	143,370

		14,722,974

Household Durables - 0.16%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	58,520	185,319
LG Electronics, Inc. (South Korea)	2,450	269,680
NVR, Inc.*	330	236,956
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,530	363,078

		1,055,033

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	2,100	97,360

Media - 7.10%
Discovery Communications, Inc. - Class A*	176,750	6,840,225
Grupo Televisa S.A. - ADR (Mexico)	17,470	363,027
Mediacom Communications Corp. - Class A*	26,420	174,900
Reed Elsevier plc (United Kingdom)	780,900	6,147,361
Reed Elsevier plc - ADR (United Kingdom)	3,895	123,082
Societe Television Francaise 1 (France)	35,940	670,172
Time Warner, Inc.	242,270	8,014,292
The Walt Disney Co.	506,750	18,668,670
The Washington Post Co. - Class B	13,790	6,993,736
Wolters Kluwer N.V. (Netherlands)	8,720	179,030

		48,174,495

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)	42,000	235,522
PPR (France)	1,745	235,707

		471,229

The accompanying notes are an integral part of the financial statements.	100

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 2.28%
Dick’s Sporting Goods, Inc.*	290,270	$8,449,760
The Finish Line, Inc. - Class A	12,710	204,758
KOMERI Co. Ltd. (Japan)	5,400	137,220
Lumber Liquidators Holdings, Inc.*	8,650	263,479
The Sherwin-Williams Co.	82,260	6,422,038

		15,477,255

Textiles, Apparel & Luxury Goods - 0.05%
Adidas AG (Germany)	3,430	201,673
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,480	171,123

		372,796

Total Consumer Discretionary		86,324,678

Consumer Staples - 6.86%
Beverages - 0.11%
Diageo plc (United Kingdom)	12,210	208,305
Heineken N.V. (Netherlands)	7,100	332,567
Kirin Holdings Co. Ltd. (Japan)	16,000	229,776

		770,648

Food & Staples Retailing - 2.02%
BJ’s Wholesale Club, Inc.*	9,090	347,965
Carrefour S.A. (France)	23,310	1,143,371
Casino Guichard-Perrachon S.A. (France)	2,550	226,460
The Kroger Co.	246,210	5,473,248
Safeway, Inc.	236,070	5,571,252
SUPERVALU, Inc.	11,320	168,668
Tesco plc (United Kingdom)	114,000	759,018

		13,689,982

Food Products - 4.64%
Danone S.A. (France)	8,770	518,218
Dean Foods Co.*	299,560	4,703,092
Flowers Foods, Inc.	10,230	269,663
General Mills, Inc.	49,280	3,507,750
Kellogg Co.	64,810	3,560,662
Nestle S.A. (Switzerland)	233,590	11,471,664
Suedzucker AG (Germany)	6,820	138,342
Unilever plc - ADR (United Kingdom)	243,804	7,338,500

		31,507,891

Household Products - 0.06%
Kao Corp. (Japan)	3,900	95,491

101	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Reckitt Benckiser Group plc (United Kingdom)	5,920	$308,242

		403,733

Personal Products - 0.03%
Alberto-Culver Co.	7,110	204,768

Total Consumer Staples		46,577,022

Energy - 7.31%
Energy Equipment & Services - 3.93%
Baker Hughes, Inc.	170,037	8,461,041
Calfrac Well Services Ltd. (Canada)	24,560	522,486
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	16,850	508,937
Dril-Quip, Inc.*	4,390	254,313
Schlumberger Ltd.	117,500	8,391,850
Trican Well Service Ltd. (Canada)	40,380	512,800
Weatherford International Ltd. (Switzerland)*	441,446	7,994,587

		26,646,014

Oil, Gas & Consumable Fuels - 3.38%
BP plc (United Kingdom)	19,290	169,858
Cameco Corp. (Canada)	172,590	4,247,440
Forest Oil Corp.*	3,920	114,856
Hess Corp.	220,900	14,038,195
Mariner Energy, Inc.*	6,035	144,116
Royal Dutch Shell plc - Class B (Netherlands)	6,724	203,190
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,600	400,488
Talisman Energy, Inc. (Canada)	21,100	359,144
Total S.A. (France)	4,240	231,290
Uranium One, Inc. (Canada)*	1,212,430	3,067,479

		22,976,056

Total Energy		49,622,070

Financials - 12.05%
Capital Markets - 4.02%
The Bank of New York Mellon Corp.[1]	429,860	13,381,542
Credit Suisse Group AG - ADR (Switzerland)	3,250	148,525
Daiwa Securities Group, Inc. (Japan)	4,000	20,865
Federated Investors, Inc. - Class B	263,630	6,358,755
GAM Holding Ltd. (Switzerland)*	32,470	406,422
The Goldman Sachs Group, Inc.	2,050	297,660
Legg Mason, Inc.	13,720	434,787
Nomura Holdings, Inc. (Japan)	2,300	16,038
Northern Trust Corp.	110,920	6,098,382

The accompanying notes are an integral part of the financial statements.	102

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
State Street Corp.	3,370	$146,595

		27,309,571

Commercial Banks - 1.38%
Barclays plc - ADR (United Kingdom)	6,310	128,850
BNP Paribas (France)	2,163	150,131
The Chugoku Bank Ltd. (Japan)	11,100	142,746
Credit Agricole S.A. (France)	2,840	40,914
First Commonwealth Financial Corp.	108,630	711,527
The Hachijuni Bank Ltd. (Japan)	13,400	75,463
Hong Leong Financial Group Berhad (Malaysia)	60,820	165,777
HSBC Holdings plc (United Kingdom)	619,740	6,334,231
HSBC Holdings plc - ADR (United Kingdom)	8,225	418,570
ICICI Bank Ltd. - ADR (India)	4,990	212,175
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,000	73,625
Societe Generale - ADR (France)[2]	12,660	133,816
The Sumitomo Trust & Banking Co. Ltd. (Japan)	19,000	115,292
U.S. Bancorp	10,460	280,014
Wilmington Trust Corp.	23,680	410,374

		9,393,505

Consumer Finance - 1.43%
American Express Co.	206,370	9,517,784
Discover Financial Services	14,140	218,605

		9,736,389

Diversified Financial Services - 1.41%
Bank of America Corp.	11,620	207,185
Deutsche Boerse AG (Germany)	95,820	7,468,515
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	6,420	318,880
ING Groep N.V. (Netherlands)*	3,225	28,937
JPMorgan Chase & Co.	18,951	806,933
Moody’s Corp.	29,080	718,857

		9,549,307

Insurance - 2.32%
Allianz SE (Germany)	9,378	1,080,319
The Allstate Corp.	16,340	533,828
Amil Participacoes S.A. (Brazil)	39,510	323,899
AXA S.A. (France)	4,615	92,784
Brown & Brown, Inc.	21,890	440,865
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	3,343	472,701
Principal Financial Group, Inc.	5,430	158,665
The Progressive Corp.	556,370	11,177,473

103	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Willis Group Holdings plc (United Kingdom)	22,805	$785,632
Zurich Financial Services AG (Switzerland)	2,910	649,521

		15,715,687

Real Estate Investment Trusts (REITS) - 1.23%
Alexandria Real Estate Equities, Inc.	1,450	102,674
Alstria Office REIT AG (Germany)	23,400	264,826
American Campus Communities, Inc.	12,320	347,054
Apartment Investment & Management Co. - Class A	14,700	329,427
AvalonBay Communities, Inc.	2,540	264,262
BioMed Realty Trust, Inc.	20,400	377,604
Boston Properties, Inc.	4,870	384,048
Camden Property Trust	4,850	234,885
Corporate Office Properties Trust	24,290	982,530
DiamondRock Hospitality Co.*	6,740	74,073
Digital Realty Trust, Inc.	3,850	225,995
Douglas Emmett, Inc.	15,740	263,488
DuPont Fabros Technology, Inc.	11,550	256,064
Equity Lifestyle Properties, Inc.	3,820	212,048
Equity One, Inc.	6,450	125,194
Equity Residential	2,790	126,303
HCP, Inc.	11,130	357,496
Health Care REIT, Inc.	3,960	177,923
Healthcare Realty Trust, Inc.	8,410	203,017
Home Properties, Inc.	7,540	374,663
Host Hotels & Resorts, Inc.	17,543	285,249
LaSalle Hotel Properties	10,310	271,668
Lexington Realty Trust	11,260	79,721
Mack-Cali Realty Corp.	2,940	101,018
National Health Investors, Inc.	1,830	74,335
National Retail Properties, Inc.	8,990	211,535
Omega Healthcare Investors, Inc.	11,300	226,226
Pebblebrook Hotel Trust*	7,270	143,219
Realty Income Corp.	12,820	420,368
Simon Property Group, Inc.	3,136	279,167
Tanger Factory Outlet Centers	4,900	203,840
UDR, Inc.	11,690	237,424
Westfield Group (Australia)	7,930	94,802

		8,312,146

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	4,740	82,097

The accompanying notes are an integral part of the financial statements.	104

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance - 0.25%
Aareal Bank AG (Germany)*	7,827	$172,160
First Niagara Financial Group, Inc.	53,690	746,291
NewAlliance Bancshares, Inc.	30,910	402,757
People’s United Financial, Inc.	25,930	402,693

		1,723,901

Total Financials		81,822,603

Health Care - 17.34%
Biotechnology - 1.99%
Amgen, Inc.*	13,580	778,949
Basilea Pharmaceutica AG (Switzerland)*	6,350	467,628
Celera Corp.*	188,660	1,409,290
CSL Ltd. (Australia)	7,760	232,571
Genzyme Corp.*	140,243	7,466,537
Grifols S.A. (Spain)	207,880	2,643,270
Sinovac Biotech Ltd. (China)*	85,050	492,439

		13,490,684

Health Care Equipment & Supplies - 7.49%
Ansell, Ltd. (Australia)	101,410	1,203,899
Becton, Dickinson and Co.	148,490	11,340,181
Boston Scientific Corp.*	1,100,640	7,572,403
Cochlear Ltd. (Australia)	16,530	1,133,375
Covidien plc (Ireland)	34,620	1,661,414
DENTSPLY International, Inc.	29,400	1,077,216
DexCom, Inc.*	60,884	666,680
Gen-Probe, Inc.*	159,170	7,543,066
Hologic, Inc.*	29,880	533,956
Insulet Corp.*	12,200	168,360
Inverness Medical Innovations, Inc.*	260,859	10,376,971
Mindray Medical International Ltd. - ADR (China)	23,630	902,666
Nobel Biocare Holding AG (Switzerland)	30,060	666,479
OraSure Technologies, Inc.*	145,636	923,332
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	162,000	760,534
Sirona Dental Systems, Inc.*	21,680	903,839
Straumann Holding AG (Switzerland)	4,664	1,157,170
Teleflex, Inc.	12,450	763,434
Zoll Medical Corp.*	47,820	1,460,901

		50,815,876

Health Care Providers & Services - 2.01%
Aetna, Inc.	15,780	466,299
AMN Healthcare Services, Inc.*	63,380	579,293

105	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Bio-Reference Laboratories, Inc.*	26,140	$611,676
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	124,000	114,975
CIGNA Corp.	14,870	476,732
Diagnosticos da America S.A. (Brazil)*	171,960	1,485,885
OdontoPrev S.A. (Brazil)	11,580	380,060
Quest Diagnostics, Inc.	98,530	5,631,975
Sonic Healthcare Ltd. (Australia)	139,880	1,786,147
UnitedHealth Group, Inc.	13,990	424,037
VCA Antech, Inc.*	45,120	1,284,115
WellPoint, Inc.*	7,770	418,026

		13,659,220

Health Care Technology - 1.42%
Allscripts - Misys Healthcare Solutions, Inc.*	26,720	538,942
Cerner Corp.*	85,453	7,255,814
Eclipsys Corp.*	89,230	1,845,277

		9,640,033

Life Sciences Tools & Services - 2.51%
Caliper Life Sciences, Inc.*	247,890	994,039
ICON plc - ADR (Ireland)*	28,000	816,760
Lonza Group AG (Switzerland)	43,270	3,397,589
PerkinElmer, Inc.	152,811	3,827,915
Thermo Fisher Scientific, Inc.*	144,420	7,983,537

		17,019,840

Pharmaceuticals - 1.92%
AstraZeneca plc (United Kingdom)	2,175	96,142
AstraZeneca plc - ADR (United Kingdom)	3,430	151,709
Bayer AG (Germany)	8,706	557,267
GlaxoSmithKline plc (United Kingdom)	12,995	240,784
Johnson & Johnson	167,260	10,754,818
Sanofi - Aventis S.A. (France)	1,987	136,672
Shire plc (Ireland)	14,690	324,337
Takeda Pharmaceutical Co. Ltd. (Japan)	2,700	116,410
UCB S.A. (Belgium)	17,630	684,252

		13,062,391

Total Health Care		117,688,044

Industrials - 11.18%
Aerospace & Defense - 1.17%
The Boeing Co.	101,650	7,362,510
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	16,440	395,875

The accompanying notes are an integral part of the financial statements.	106

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Hexcel Corp.*	10,360	$167,832

		7,926,217

Air Freight & Logistics - 2.90%
FedEx Corp.	67,560	6,081,076
TNT N.V. (Netherlands)	20,934	643,300
United Parcel Service, Inc. - Class B	187,173	12,941,141

		19,665,517

Airlines - 2.82%
AirTran Holdings, Inc.*	70,320	371,290
Copa Holdings S.A. - Class A (Panama)	3,630	205,748
Deutsche Lufthansa AG (Germany)*	15,400	257,330
Ryanair Holdings plc - ADR (Ireland)*	240,020	6,758,963
Singapore Airlines Ltd. (Singapore)	11,000	122,017
Southwest Airlines Co.	867,617	11,435,192

		19,150,540

Commercial Services & Supplies - 1.09%
Tomra Systems ASA (Norway)	176,230	851,425
Waste Management, Inc.	188,700	6,544,116

		7,395,541

Electrical Equipment - 0.20%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	25,370	486,089
Alstom S.A. (France)	3,050	180,630
Gamesa Corporacion Tecnologica S.A. (Spain)	10,480	129,783
Nexans S.A. (France)	2,650	210,395
Schneider Electric S.A. (France)	2,050	234,544
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	7,700	97,251

		1,338,692

Industrial Conglomerates - 0.20%
Siemens AG (Germany)	13,850	1,370,874

Machinery - 0.97%
FANUC Ltd. (Japan)	1,500	178,368
Lindsay Corp.	3,770	143,373
Pall Corp.	148,130	5,775,589
SmartHeat, Inc. (China)*	8,080	67,791
Titan International, Inc.	12,360	153,388
Wabtec Corp.	5,590	265,972

		6,584,481

107	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 0.77%
Adecco S.A. (Switzerland)	83,740	$4,941,216
Equifax, Inc.	8,340	280,224

		5,221,440

Road & Rail - 1.03%
All America Latina Logistica S.A. (Brazil)	55,960	500,605
Heartland Express, Inc.	142,920	2,363,897
J.B. Hunt Transport Services, Inc.	106,750	3,934,805
Kansas City Southern*	4,700	190,585

		6,989,892

Transportation Infrastructure - 0.03%
Malaysia Airports Holdings Berhad (Malaysia)	160,830	249,995

Total Industrials		75,893,189

Information Technology - 18.66%
Communications Equipment - 4.24%
Alcatel-Lucent - ADR (France)*	191,140	605,914
Blue Coat Systems, Inc.*	33,960	1,104,719
Cisco Systems, Inc.*	636,980	17,147,502
Infinera Corp.*	93,740	857,721
Juniper Networks, Inc.*	155,138	4,407,470
QUALCOMM, Inc.	100,500	3,893,370
Riverbed Technology, Inc.*	23,480	727,645

		28,744,341

Computers & Peripherals - 1.97%
Compellent Technologies, Inc.*	37,000	465,090
EMC Corp.*	679,300	12,913,493

		13,378,583

Electronic Equipment, Instruments & Components - 0.18%
Cogent, Inc.*	65,910	682,168
Keyence Corp. (Japan)	542	129,766
LoJack Corp.*	100,326	419,363

		1,231,297

Internet Software & Services - 2.81%
comScore, Inc.*	38,000	689,700
Google, Inc. - Class A*	33,909	17,817,145
NetEase.com, Inc. - ADR (China)*	4,420	154,125
Vocus, Inc.*	24,690	420,965

		19,081,935

The accompanying notes are an integral part of the financial statements.	108

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 5.23%
Accenture plc - Class A (Ireland)	164,930	$7,197,545
Amdocs Ltd. (Guernsey)*	43,060	1,375,336
Automatic Data Processing, Inc.	187,819	8,143,832
Cap Gemini S.A. (France)	13,690	695,473
Cielo S.A. (Brazil)	77,190	745,589
Paychex, Inc.	204,575	6,259,995
Redecard S.A. (Brazil)	44,990	746,965
The Western Union Co.	564,570	10,303,403

		35,468,138

Semiconductors & Semiconductor Equipment - 1.13%
Advantest Corp. (Japan)	139,800	3,647,733
Hynix Semiconductor, Inc. (South Korea)*	6,160	157,842
KLA-Tencor Corp.	99,440	3,386,926
Sumco Corp. (Japan)*	12,000	267,632
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,793	220,198

		7,680,331

Software - 3.10%
Autodesk, Inc.*	304,510	10,356,385
Misys plc (United Kingdom)*	54,230	194,245
Net 1 UEPS Technologies, Inc. (South Africa)*	31,160	511,024
SAP AG (Germany)	5,780	278,780
SAP AG - ADR (Germany)	173,250	8,220,712
Shanda Interactive Entertainment Ltd. - ADR (China)*	13,270	601,662
Sonic Solutions, Inc.*	28,920	362,946
Square Enix Holdings Co. Ltd. (Japan)	8,700	183,938
UbiSoft Entertainment S.A. (France)*	28,054	359,593

		21,069,285

Total Information Technology		126,653,910

Materials - 2.62%
Chemicals - 1.98%
Arkema S.A. (France)	40	1,685
Calgon Carbon Corp.*	22,488	348,564
Johnson Matthey plc (United Kingdom)	6,510	173,615
Monsanto Co.	202,000	12,738,120
The Scotts Miracle-Gro Co. - Class A	4,070	197,191

		13,459,175

Construction Materials - 0.62%
Martin Marietta Materials, Inc.	43,820	4,201,462

109	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 0.02%
Norbord, Inc. (Canada)*	7,002	$137,104

Total Materials		17,797,741

Telecommunication Services - 2.14%
Diversified Telecommunication Services - 0.12%
France Telecom S.A. (France)	11,810	258,588
Swisscom AG - ADR (Switzerland)[2]	7,966	268,614
Telefonica S.A. - ADR (Spain)	1,700	115,226
Telenor ASA - ADR (Norway)*[2]	3,430	146,495

		788,923

Wireless Telecommunication Services - 2.02%
American Tower Corp. - Class A*	92,630	3,780,230
Crown Castle International Corp.*	228,450	8,646,833
Hutchison Telecommunications International Ltd. (Hong Kong)*	95,000	26,552
SBA Communications Corp. - Class A*	23,290	823,767
SK Telecom Co. Ltd. - ADR (South Korea)	25,150	465,526

		13,742,908

Total Telecommunication Services		14,531,831

Utilities - 0.17%
Electric Utilities - 0.07%
E.ON AG (Germany)	13,630	503,780

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	6,060	70,660
RRI Energy, Inc.*	18,490	75,254

		145,914

Multi-Utilities - 0.05%
GDF Suez (France)	3,854	137,496
National Grid plc (United Kingdom)	21,480	206,725

		344,221

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,720	198,903

Total Utilities		1,192,818

TOTAL COMMON STOCKS (Identified Cost $548,982,141)		618,103,906

The accompanying notes are an integral part of the financial statements.	110

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS - 0.03%

Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $134,525)	3,790	$202,984

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $2,672)	4,132	1,054

MUTUAL FUNDS - 0.03%

iShares Dow Jones US Real Estate Index Fund
(Identified Cost $172,592)	3,990	211,271

U.S. TREASURY SECURITIES - 1.94%

U.S. Treasury Bonds - 0.38%
U.S. Treasury Bond, 5.375%, 2/15/2031
(Identified Cost $2,617,734)	$ 2,300,000	2,611,218

U.S. Treasury Notes - 1.56%
U.S. Treasury Note, 4.875%, 4/30/2011	6,500,000	6,783,361
U.S. Treasury Note, 2.625%, 6/30/2014	750,000	766,171
U.S. Treasury Note, 2.625%, 12/31/2014	3,000,000	3,044,064

Total U.S. Treasury Notes (Identified Cost $10,520,503)		10,593,596

TOTAL U.S. TREASURY SECURITIES (Identified Cost $13,138,237)		13,204,814

U.S. GOVERNMENT AGENCIES - 4.16%

Other Agencies - 4.16%
Fannie Mae, 6.25%, 5/15/2029	4,825,000	5,648,275
Fannie Mae, 7.25%, 5/15/2030	4,330,000	5,632,317
Fannie Mae, 6.625%, 11/15/2030	4,610,000	5,645,812
Freddie Mac, 6.75%, 3/15/2031	4,540,000	5,650,965
Freddie Mac, 6.25%, 7/15/2032	4,760,000	5,637,677

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $27,970,366)		28,215,046

111	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 3.38%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.09%,	10,625,540	$10,625,540
U.S. Treasury Bill[4], 0.42%, 7/1/2010	$12,300,000	12,296,937

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $22,916,838)		22,922,477

TOTAL INVESTMENTS - 100.59% (Identified Cost $613,317,371)		682,861,552
LIABILITIES, LESS OTHER ASSETS - (0.59%)		(4,003,430)

NET ASSETS - 100%		$678,858,122

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.01%

1The Bank of New York Mellon Corp. is the Series’ custodian.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of April 30, 2010.

4Rate shown reflects the annualized yield at time of purchase.

The accompanying notes are an integral part of the financial statements.	112

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series (unaudited)

April 30, 2010

ASSETS:

Investments, at value (identified cost $613,317,371) (Note 2)	$682,861,552
Receivable for fund shares sold	2,230,527
Receivable for securities sold	783,393
Dividends receivable	643,210
Interest receivable	609,652
Foreign tax reclaims receivable	263,092

TOTAL ASSETS	687,391,426

LIABILITIES:

Accrued management fees (Note 3)	412,815
Accrued shareholder services fees (Class S) (Note 3)	111,193
Accrued transfer agent fees (Note 3)	35,042
Accrued fund accounting and administration fees (Note 3)	9,063
Accrued distribution and service (Rule 12b-1) fees (Class C) (Note 3)	1,497
Accrued Chief Compliance Officer service fees (Note 3)	667
Payable for securities purchased	7,805,204
Payable for fund shares repurchased	119,653
Other payables and accrued expenses	38,170

TOTAL LIABILITIES	8,533,304

TOTAL NET ASSETS	$678,858,122

NET ASSETS CONSIST OF:

Capital stock	$489,304
Additional paid-in-capital	688,810,540
Undistributed net investment income	1,292,334
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(81,287,955)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	69,553,899

TOTAL NET ASSETS	$678,858,122

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($545,910,316/35,602,843 shares)	$15.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($130,529,202/13,095,638 shares)	$9.97

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($2,418,604/231,922 shares)	$10.43

113	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series (unaudited)

For the Six Months Ended April 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $117,223)	$4,059,591
Interest	448,643

Total Investment Income	4,508,234

EXPENSES:

Management fees (Note 3)	2,194,895
Shareholder services fees (Class S) (Note 3)	618,023
Transfer agent fees (Note 3)	106,893
Fund accounting and administration fees (Note 3)	57,870
Directors’ fees (Note 3)	6,373
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	2,573
Chief Compliance Officer service fees (Note 3)	1,700
Custodian fees	22,765
Miscellaneous	79,629

Total Expenses	3,090,721
Less reduction of expenses (Note 3)	(813)

Net Expenses	3,089,908

NET INVESTMENT INCOME	1,418,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	15,022,575
Foreign currency and translation of other assets and liabilities	(3,936)

15,018,639

Net change in unrealized appreciation (depreciation) on-
Investments	62,065,656
Foreign currency and translation of other assets and liabilities	(9,862)

62,055,794

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	77,074,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,492,759

The accompanying notes are an integral part of the financial statements.	114

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$ 1,418,326	$2,127,052
Net realized gain (loss) on investments and foreign currency	15,018,639	(50,764,850)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	62,055,794	114,794,411

Net increase from operations	78,492,759	66,156,613

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(756,859)	(3,331,521)
From net investment income (Class I)	(333,929)	(155,094)

Total distributions to shareholders	(1,090,788)	(3,486,615)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	105,414,965	88,758,897

Net increase in net assets	182,816,936	151,428,895

NET ASSETS:

Beginning of period	496,041,186	344,612,291

End of period (including undistributed net investment income of $1,292,334 and $964,796, respectively)	$678,858,122	$496,041,186

115	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	For the Six Months Ended 4/30/10 (unaudited)	For the Years Ended
		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.35	$11.50	$19.57	$18.35	$16.79	$15.00

Income (loss) from investment operations:
Net investment income	0.03[1]	0.06 [1]	0.12	0.11	0.14	0.08
Net realized and unrealized gain (loss) on investments	1.97	1.90	(6.22)	2.41	2.80	2.11

Total from investment operations	2.00	1.96	(6.10)	2.52	2.94	2.19

Less distributions to shareholders:
From net investment income	(0.02)	(0.11)	(0.10)	(0.15)	(0.08)	(0.05)
From net realized gain on investments	—	—	(1.87)	(1.15)	(1.30)	(0.35)

Total distributions to shareholders	(0.02)	(0.11)	(1.97)	(1.30)	(1.38)	(0.40)

Net asset value - End of period	$15.33	$13.35	$11.50	$19.57	$18.35	$16.79

Net assets - End of period (000’s omitted)	$545,910	$443,770	$342,015	$517,766	$285,714	$186,547

Total return[2]	15.01%	17.34%	(34.19% )	14.37%	18.87%	14.84%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.09%[3]	1.10%	1.10%	1.12%	1.16%	1.20%
Net investment income	0.44%[3]	0.55%	0.77%	0.67%	0.94%	0.51%
Series portfolio turnover	30%	67%	82%	61%	56%	61%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3,4]	0.03%	0.04%	N/A	N/A	0.02%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	116

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	For the Six Months Ended 4/30/10 (unaudited)	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.70	$7.57	$10.00

Income (loss) from investment operations:
Net investment income	0.04[2]	0.05[2]	0.05
Net realized and unrealized gain (loss) on investments	1.28	1.24	(2.44)

Total from investment operations	1.32	1.29	(2.39)

Less distributions to shareholders:
From net investment income	(0.05)	(0.16)	(0.04)

Net asset value - End of period	$9.97	$8.70	$7.57

Net assets - End of period (000’s omitted)	$130,529	$52,271	$2,597

Total return[3]	15.23%	17.58%	(24.01%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[4]	0.85%	0.85%[4]
Net investment income	0.76%[4]	0.68%	0.88%[4]
Series portfolio turnover	30%	67%	82%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[4,5]	0.02%	0.08%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

117	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class C

For the Period 1/4/10[1] to 4/30/10 (unaudited)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.01[2]
Net realized and unrealized gain on investments	0.42

Total from investment operations	0.43

Net asset value - End of period	$10.43

Net assets - End of period (000’s omitted)	$2,419

Total return[3]	4.30%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.83%[4]
Net investment income	0.17%[4]
Series portfolio turnover	30%

* The investment advisor did not impose all or a portion of its management fees and other fees during the period and paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

0.02%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.	118

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class C (formerly Class B), D, E, I, S and Z). Currently, only Class S, I and C shares have been issued. Each class of shares is substantially the same, except that class-specific transfer agency distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 87.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 25 million each have been designed as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series

119

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

	Pro-Blend ® Conservative Term Series
Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$138,993,113	$138,887,274	$105,839	$—
Preferred securities	1,178,818	49,808	1,129,010	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	237,948,058	—	237,948,058	—
Foreign government bonds	385,783	—	385,783	—
Corporate debt	188,088,267	—	187,963,312	124,955
Convertible corporate debt	677,744	—	677,744	—
Asset backed securities	179,928	—	179,928	—
Mutual funds	26,803,292	26,803,292	—	—
Other financial instruments**	—	—	—	—

Total	$594,255,003	$165,740,374	$428,389,674	$124,955

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation				Corporate Debt
Balance as of October 31, 2009 (market value)				$51,925
Accrued discounts/premiums				390
Realized gain/loss				208
Change in unrealized appreciation/depreciation ***				7,356
Net purchases/sales				65,076

Balance as of April 30, 2010 (market value)				$124,955

	Pro-Blend ® Moderate Term Series
Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$352,406,869	$352,059,602	$347,267	$—
Preferred securities	2,441,340	162,815	2,278,525	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	238,929,739	—	238,929,739	—
Foreign government bonds	994,914	—	994,914	—
Corporate debt	176,458,402	—	176,160,432	297,970
Convertible corporate debt	2,103,269	—	2,103,269	—
Asset backed securities	354,563	—	354,563	—
Mutual funds	36,656,338	36,656,338	—	—
Other financial instruments**	—	—	—	—

Total	$810,345,434	$388,878,755	$421,168,709	$297,970

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Level 3 Reconciliation				Corporate Debt
Balance as of October 31, 2009 (market value)				$100,965
Accrued discounts/premiums				806
Realized gain/loss				497
Change in unrealized appreciation/depreciation ***				15,338
Net purchases/sales				180,364

Balance as of April 30, 2010 (market value)				$297,970

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend ® Extended Term Series
Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$452,133,756	$451,723,380	$410,376	$—
Preferred securities	3,195,296	203,519	2,991,777	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	178,908,956	—	178,908,956	—
Foreign government bonds	989,838	—	989,838	—
Corporate debt	143,144,705	—	142,824,308	320,397
Convertible corporate debt	2,760,525	—	2,760,525	—
Asset backed securities	497,447	—	497,447	—
Mutual funds	31,711,277	31,711,277	—	—
Other financial instruments**	—	—	—	—

Total	$813,341,800	$483,638,176	$329,383,227	$320,397

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Level 3 Reconciliation				Corporate Debt
Balance as of October 31, 2009 (market value)				$144,236
Accrued discounts/premiums				1,059
Realized gain/loss				534
Change in unrealized appreciation/depreciation ***				19,929
Net purchases/sales				154,639

Balance as of April 30, 2010 (market value)				$320,397

	Pro-Blend ® Maximum Term Series
Description	4/30/10	Level 1	Level 2	Level 3
Equity securities*	$618,104,960	$617,556,035	$548,925	$—
Preferred securities	202,984	202,984	—	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	53,716,797	—	53,716,797	—
Mutual funds	10,836,811	10,836,811	—	—
Other financial instruments**	—	—	—	—

Total	$682,861,552	$628,595,830	$54,265,722	$—

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

There were no Level 3 securities held by Pro-Blend® Maximum Term Series as of October 31, 2009 or April 30, 2010.

*Includes common stock, warrants and rights. Please see the Investment Portfolio for each Series for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2010, Pro-Blend® Maximum Term Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at April 30, 2010 for the Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series was $7,356, $15,338 and $19,929, respectively, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of April 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

Each Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series have in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by each Series, if any, on April 30, 2010 are shown at the end of each Investment Portfolio, which is indicative of volume of derivative activity during the period.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in each applicable Series’ Investment Portfolio. None of the Series had TBA dollar rolls outstanding as of April 30, 2010.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2006 through October 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than the following amounts, exclusive of shareholder services fees, of average daily net assets each year:

Series/Class	Expense Limit
Pro-Blend® Conservative Term Series Class S	0.80%
Pro-Blend® Conservative Term Series Class I	0.70%
Pro-Blend® Conservative Term Series Class C	0.80%
Pro-Blend® Moderate Term Series Class S	0.95%
Pro-Blend® Moderate Term Series Class I	0.85%
Pro-Blend® Moderate Term Series Class C	0.95%
Pro-Blend® Extended Term Series Class S	0.95%
Pro-Blend® Extended Term Series Class I	0.85%
Pro-Blend® Extended Term Series Class C	0.95%
Pro-Blend® Maximum Term Series Class S	0.95%
Pro-Blend® Maximum Term Series Class I	0.85%
Pro-Blend® Maximum Term Series Class C	0.95%

In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total direct annual fund operating expenses from exceeding 0.90% for Pro-Blend® Conservative Term Series Class S, 1.70% for Pro-Blend® Conservative Term Series Class C, 1.10% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S and 1.85% for Pro-Blend® Moderate Term Series Class C, Pro-Blend® Extended Term Series Class C and Pro-Blend® Maximum Term Series Class C, of the Class’ average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended April 30, 2010, the Advisor waived the following amounts which are included as a reduction of expenses on the Statements of Operations:

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Series/Class	Waiver Amount
Pro-Blend® Conservative Term Series Class S	$616
Pro-Blend® Conservative Term Series Class I	137
Pro-Blend® Conservative Term Series Class C	19
Pro-Blend® Moderate Term Series Class S	520
Pro-Blend® Moderate Term Series Class I	228
Pro-Blend® Moderate Term Series Class C	10
Pro-Blend® Extended Term Series Class S	593
Pro-Blend® Extended Term Series Class I	156
Pro-Blend® Extended Term Series Class C	9
Pro-Blend® Maximum Term Series Class S	610
Pro-Blend® Maximum Term Series Class I	146
Pro-Blend® Maximum Term Series Class C	57

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

For fund accounting and transfer agent services through November 7, 2009, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense. Prior to October 12, 2009 (sub-accountant) and November 9, 2009 (for sub-transfer agent), the Advisor had an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi served as the sub-accountant and sub-transfer agent.

The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent, respectively. Effective November 7, 2009 under the amended master services agreement, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”), which serves as the Series’ sub-accountant services agent and sub-transfer agent, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), the Series’ custodian. Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale is expected to close in the third quarter of 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases		Sales
Series	Other Issuers	Government	Other Issuers	Government
Pro-Blend® Conservative Term Series	$128,911,227	$61,455,871	$41,719,076	$840,357
Pro-Blend® Moderate Term Series	274,339,590	137,170,586	93,916,635	5,663,852
Pro-Blend® Extended Term Series	209,692,002	69,382,520	143,906,818	9,207,848
Pro-Blend® Maximum Term Series	248,107,897	31,020,278	168,021,879	-

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class S, Class I and Class C shares:

Pro-Blend® Conservative Term Series Class S:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	15,661,412	$195,453,789	21,638,922	$253,078,774
Reinvested	287,977	3,544,999	255,888	2,852,616
Repurchased	(4,485,104)	(55,943,257)	(7,514,628)	(85,449,982)

Total	11,464,285	$143,055,531	14,380,182	$170,481,408

Pro-Blend® Conservative Term Series Class I:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	1,311,958	$13,426,958	12,753,291	$123,336,525
Reinvested	73,445	746,199	5,873	55,829
Repurchased	(601,349)	(6,173,770)	(3,281,035)	(33,032,962)

Total	784,054	7,999,387	9,478,129	$90,359,392

Pro-Blend® Conservative Term Series Class C:	For the Period 1/4/10 (commencement of operations) to 4/30/10
	Shares	Amount
Sold	468,864	$4,757,175
Reinvested	-	-
Repurchased	(9,702)	(99,627)

Total	459,162	$4,657,548

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

Pro-Blend® Moderate Term Series Class S:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	16,133,641	$194,728,116	21,461,762	$231,679,727
Reinvested	303,835	3,615,638	441,147	4,403,673
Repurchased	(5,758,893)	(69,641,470)	(8,747,293)	(91,994,252)

Total	10,678,583	$128,702,284	13,155,616	$144,089,148

Pro-Blend® ModerateTerm Series Class I:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	20,567,838	$202,306,636	5,930,221	$53,443,816
Reinvested	33,293	324,267	4,353	37,717
Repurchased	(1,293,642)	(12,846,428)	(1,343,646)	(12,777,158)

Total	19,307,489	$189,784,475	4,590,928	$40,704,375

Pro-Blend® Moderate Term Series Class C:	For the Period 1/4/10 (commencement of operations) to 4/30/10
	Shares	Amount
Sold	1,034,908	$10,508,489
Reinvested	-	-
Repurchased	(1,076)	(11,036)

Total	1,033,832	$10,497,453

Pro-Blend® Extended Term Series Class S:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	9,082,043	$127,714,687	13,079,024	$157,628,794
Reinvested	311,359	4,293,646	659,575	7,271,279
Repurchased	(4,119,918)	(58,035,996)	(11,496,524)	(131,007,040)

Total	5,273,484	$73,972,337	2,242,075	$33,893,033

Pro-Blend® Extended Term Series Class I:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	7,897,883	$75,179,410	13,533,251	$113,607,736
Reinvested	82,911	774,388	16,605	133,670
Repurchased	(1,778,783)	(16,967,747)	(2,886,283)	(25,332,208)

Total	6,202,011	$58,986,051	10,663,573	$88,409,198

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

Pro-Blend® Extended Term Series Class C:	For the Period 1/4/10 (commencement of operations) to 4/30/10
	Shares	Amount
Sold	954,464	$9,705,037
Reinvested	-	-
Repurchased	(1,830)	(18,681)

Total	952,634	9,686,356

Pro-Blend® Maximum Term Series Class S:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	7,041,992	$103,462,471	12,286,406	$144,482,110
Reinvested	51,392	731,825	314,130	3,280,777
Repurchased	(4,737,407)	(68,784,017)	(9,095,502)	(101,912,603)

Total	2,355,977	$35,410,279	3,505,034	$45,850,284

Pro-Blend® Maximum Term Series Class I:	For the Six Months Ended 4/30/10		For the Year Ended 10/31/09
	Shares	Amount	Shares	Amount
Sold	7,935,257	$75,675,243	6,367,312	$47,837,218
Reinvested	14,883	137,670	14,888	108,194
Repurchased	(862,509)	(8,172,807)	(717,412)	(5,036,799)

Total	7,087,631	$67,640,106	5,664,788	$42,908,613

Pro-Blend® Maximum Term Series Class C:	For the Period 1/4/10 (commencement of operations) to 4/30/10
	Shares	Amount
Sold	232,692	$2,372,578
Reinvested	-	-
Repurchased	(770)	(7,998)

Total	231,922	$2,364,580

At April 30, 2010, the retirement plan of the Advisor and its affiliates owned the following:

Series	Shares Owned	Percentage of Series Shares Outstanding	Value
Pro-Blend® Conservative Term Series	82,881	0.2%	$873,565
Pro-Blend® Moderate Term Series	218,012	0.3%	2,228,079
Pro-Blend® Extended Term Series	1,344,745	2.2%	13,353,315
Pro-Blend® Maximum Term Series	1,394,893	2.9%	13,907,081

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

In addition, one shareholder owned 16,566,172 shares of Pro-Blend® Moderate Term Series (23.72% of shares outstanding) valued at $169,306,278. Investment activities of this shareholder my have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2010, except forward foreign currency exchange contracts, held by Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, as shown at the end of each Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2009 were as follows:

	Pro-Blend ® Conservative Term Series	Pro-Blend ® Moderate Term Series	Pro-Blend ® Extended Term Series	Pro-Blend ® Maximum Term Series
Ordinary income	$3,190,937	$4,556,112	$7,669,280	$3,486,615

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At October 31, 2009, each Series had a capital loss carryover, disclosed below, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Pro-Blend ® Conservative Term Series		Pro-Blend ® Moderate Term Series
Loss Carryover	Expiration Date	Loss Carryover	Expiration Date
$1,398,033	October 31, 2016	$ 6,948,431	October 31, 2016
		$11,787,195	October 31, 2017

Pro-Blend ® Extended Term Series		Pro-Blend ® Maximum Term Series
Loss Carryover	Expiration Date	Loss Carryover	Expiration Date
$ 6,778,639	October 31, 2016	$44,378,890	October 31, 2016
$43,012,144	October 31, 2017	$44,219,711	October 31, 2017

At April 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	Pro-Blend ® Conservative Term Series	Pro-Blend ® Moderate Term Series	Pro-Blend ® Extended Term Series	Pro-Blend ® Maximum Term Series
Cost for federal income tax purposes	$567,259,308	$768,619,117	$753,941,827	$620,982,433
Unrealized appreciation	$30,687,800	$53,577,565	$81,327,903	$83,394,849
Unrealized depreciation	(3,692,105)	(11,851,248)	(21,927,930)	(21,515,730)

Net unrealized appreciation	$26,995,695	$41,726,317	$59,399,973	$61,879,119

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on December 7, 2009, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2009 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 23 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle periods relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 13 of the 26 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNPRO-04/10-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 29, 2010

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

June 29, 2010